UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q
             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number: 811-09253

                             Wells Fargo Funds Trust
               (Exact name of registrant as specified in charter)

             525 Market Street, 12th Floor, San Francisco, CA 94105
               (Address of principal executive offices) (Zip code)

                                C. David Messman
                        Wells Fargo Funds Management, LLC
             525 Market Street, 12th Floor, San Francisco, CA 94105
                     (Name and address of agent for service)

        Registrant's telephone number, including area code: 800-643-9691

                     Date of fiscal year end: July 31, 2008

                   Date of reporting period: October 31, 2007

ITEM 1. SCHEDULE OF INVESTMENTS


WELLS FARGO ADVANTAGE LARGE CAP STOCK FUNDS

                        PORTFOLIO OF INVESTMENTS -- OCTOBER 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   EQUITY INDEX FUND
--------------------------------------------------------------------------------

SHARES            SECURITY NAME                                                                                          VALUE
COMMON STOCKS: 99.45%

AMUSEMENT & RECREATION SERVICES: 0.23%
          5,137   HARRAH'S ENTERTAINMENT INCORPORATED                                                               $       453,340
          9,207   INTERNATIONAL GAME TECHNOLOGY                                                                             401,517

                                                                                                                            854,857
                                                                                                                    ---------------
APPAREL & ACCESSORY STORES: 0.35%
          2,377   ABERCROMBIE & FITCH COMPANY CLASS A                                                                       188,258
         13,578   GAP INCORPORATED                                                                                          256,624
          8,718   KOHL'S CORPORATION+                                                                                       479,228
          8,747   LIMITED BRANDS INCORPORATED<<                                                                             192,521
          5,427   NORDSTROM INCORPORATED<<                                                                                  214,041

                                                                                                                          1,330,672
                                                                                                                    ---------------
APPAREL & OTHER FINISHED PRODUCTS MADE FROM FABRICS & SIMILAR MATERIALS: 0.12%
          2,563   JONES APPAREL GROUP INCORPORATED                                                                           53,669
          2,805   LIZ CLAIBORNE INCORPORATED                                                                                 79,858
          1,643   POLO RALPH LAUREN CORPORATION                                                                             113,038
          2,438   VF CORPORATION<<                                                                                          212,423

                                                                                                                            458,988
                                                                                                                    ---------------
AUTOMOTIVE DEALERS & GASOLINE SERVICE STATIONS: 0.06%
          3,785   AUTONATION INCORPORATED+<<                                                                                 66,957
          1,255   AUTOZONE INCORPORATED+                                                                                    156,135

                                                                                                                            223,092
                                                                                                                    ---------------
AUTOMOTIVE REPAIR, SERVICES & PARKING: 0.02%
          1,641   RYDER SYSTEM INCORPORATED                                                                                  78,522
                                                                                                                    ---------------
BIOPHARMACEUTICALS: 0.64%
         10,500   CELGENE CORPORATION+                                                                                      693,000
          7,234   GENZYME CORPORATION+                                                                                      549,567
         25,415   GILEAD SCIENCES INCORPORATED+                                                                           1,173,919

                                                                                                                          2,416,486
                                                                                                                    ---------------
BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS: 0.11%
          3,291   CENTEX CORPORATION                                                                                         82,472
          7,497   D.R. HORTON INCORPORATED                                                                                   95,137
          2,112   KB HOME                                                                                                    58,376
          3,825   LENNAR CORPORATION CLASS A                                                                                 87,401
          5,827   PULTE HOMES INCORPORATED<<                                                                                 86,473

                                                                                                                            409,859
                                                                                                                    ---------------
BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME DEALERS: 0.73%
         46,328   HOME DEPOT INCORPORATED<<                                                                               1,459,795
         40,567   LOWE'S COMPANIES INCORPORATED                                                                           1,090,847
          2,978   SHERWIN-WILLIAMS COMPANY<<                                                                                190,354

                                                                                                                          2,740,996
                                                                                                                    ---------------
BUSINESS SERVICES: 6.77%
         16,144   ADOBE SYSTEMS INCORPORATED+                                                                               773,298
          2,731   AFFILIATED COMPUTER SERVICES INCORPORATED CLASS A+                                                        138,352
          4,543   AKAMAI TECHNOLOGIES INCORPORATED+<<                                                                       178,040
          6,310   AUTODESK INCORPORATED+                                                                                    308,559

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE LARGE CAP STOCK FUNDS

                        PORTFOLIO OF INVESTMENTS -- OCTOBER 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   EQUITY INDEX FUND
--------------------------------------------------------------------------------

SHARES            SECURITY NAME                                                                                          VALUE
BUSINESS SERVICES (continued)
         14,570   AUTOMATIC DATA PROCESSING INCORPORATED                                                            $       722,089
          5,520   BMC SOFTWARE INCORPORATED+                                                                                186,797
         10,663   CA INCORPORATED                                                                                           282,036
          4,931   CITRIX SYSTEMS INCORPORATED+                                                                              211,984
          7,934   COGNIZANT TECHNOLOGY SOLUTIONS CORPORATION CLASS A+                                                       328,944
          4,773   COMPUTER SCIENCES CORPORATION+<<                                                                          278,695
          8,314   COMPUWARE CORPORATION+<<                                                                                   83,140
          3,719   CONVERGYS CORPORATION+                                                                                     68,169
         31,302   EBAY INCORPORATED+                                                                                      1,130,002
          8,533   ELECTRONIC ARTS INCORPORATED+                                                                             521,537
         13,963   ELECTRONIC DATA SYSTEMS CORPORATION                                                                       301,461
          3,915   EQUIFAX INCORPORATED                                                                                      150,728
          4,661   FIDELITY NATIONAL INFORMATION SERVICES INCORPORATED                                                       214,965
          4,578   FISERV INCORPORATED+                                                                                      253,621
          6,337   GOOGLE INCORPORATED CLASS A+                                                                            4,480,259
          5,349   IMS HEALTH INCORPORATED                                                                                   134,848
         12,935   INTERPUBLIC GROUP OF COMPANIES INCORPORATED+                                                              133,877
          9,298   INTUIT INCORPORATED+                                                                                      299,117
         14,105   JUNIPER NETWORKS INCORPORATED+<<                                                                          507,780
        221,217   MICROSOFT CORPORATION                                                                                   8,142,998
          3,631   MONSTER WORLDWIDE INCORPORATED+<<                                                                         147,346
          9,598   NOVELL INCORPORATED+<<                                                                                     72,561
          9,007   OMNICOM GROUP INCORPORATED                                                                                459,177
        108,018   ORACLE CORPORATION+                                                                                     2,394,759
          4,497   ROBERT HALF INTERNATIONAL INCORPORATED                                                                    135,315
         97,056   SUN MICROSYSTEMS INCORPORATED+                                                                            554,190
         24,676   SYMANTEC CORPORATION+                                                                                     463,415
          9,601   UNISYS CORPORATION+                                                                                        58,374
          6,690   VERISIGN INCORPORATED+<<                                                                                  228,062
         36,961   YAHOO! INCORPORATED+<<                                                                                  1,149,487

                                                                                                                         25,493,982
                                                                                                                    ---------------
CHEMICALS & ALLIED PRODUCTS: 9.58%
         42,401   ABBOTT LABORATORIES                                                                                     2,315,943
          5,928   AIR PRODUCTS & CHEMICALS INCORPORATED                                                                     580,055
         29,816   AMGEN INCORPORATED+                                                                                     1,732,608
          2,921   AVERY DENNISON CORPORATION                                                                                169,126
         11,870   AVON PRODUCTS INCORPORATED                                                                                486,433
          2,941   BARR PHARMACEUTICALS INCORPORATED+<<                                                                      168,578
          7,899   BIOGEN IDEC INCORPORATED+                                                                                 588,002
         54,266   BRISTOL-MYERS SQUIBB COMPANY                                                                            1,627,437
          3,796   CLOROX COMPANY                                                                                            237,516
         13,991   COLGATE-PALMOLIVE COMPANY                                                                               1,067,094
         26,066   DOW CHEMICAL COMPANY                                                                                    1,174,013
         25,255   E.I. DU PONT DE NEMOURS & COMPANY                                                                       1,250,375
          2,305   EASTMAN CHEMICAL COMPANY                                                                                  153,490
          4,778   ECOLAB INCORPORATED                                                                                       225,378
         27,074   ELI LILLY & COMPANY                                                                                     1,466,057
          3,144   ESTEE LAUDER COMPANIES INCORPORATED CLASS A                                                               138,022
          8,674   FOREST LABORATORIES INCORPORATED+                                                                         338,893
          4,310   HOSPIRA INCORPORATED+                                                                                     178,132
          2,232   INTERNATIONAL FLAVORS & FRAGRANCES INCORPORATED<<                                                         116,533
         79,414   JOHNSON & JOHNSON                                                                                       5,175,410
          6,698   KING PHARMACEUTICALS INCORPORATED+<<                                                                       70,999
         14,965   MONSANTO COMPANY                                                                                        1,461,033
          6,826   MYLAN LABORATORIES INCORPORATED                                                                           102,663
        190,054   PFIZER INCORPORATED                                                                                     4,677,229
          4,500   PPG INDUSTRIES INCORPORATED                                                                               336,330
          8,775   PRAXAIR INCORPORATED                                                                                      750,087
         85,622   PROCTER & GAMBLE COMPANY                                                                                5,952,441
          3,484   ROHM & HAAS COMPANY                                                                                       180,750
         44,430   SCHERING-PLOUGH CORPORATION                                                                             1,356,004

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE LARGE CAP STOCK FUNDS

                        PORTFOLIO OF INVESTMENTS -- OCTOBER 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   EQUITY INDEX FUND
--------------------------------------------------------------------------------

SHARES            SECURITY NAME                                                                                          VALUE
CHEMICALS & ALLIED PRODUCTS (continued)
          3,602   SIGMA-ALDRICH CORPORATION                                                                         $       186,115
         36,892   WYETH                                                                                                   1,794,058

                                                                                                                         36,056,804
                                                                                                                    ---------------
COAL MINING: 0.18%
          5,002   CONSOL ENERGY INCORPORATED                                                                                282,613
          7,284   PEABODY ENERGY CORPORATION                                                                                406,083

                                                                                                                            688,696
                                                                                                                    ---------------
COMMUNICATIONS: 4.42%
          9,613   ALLTEL CORPORATION                                                                                        683,965
        167,334   AT&T INCORPORATED                                                                                       6,992,888
          3,070   CENTURYTEL INCORPORATED<<                                                                                 135,234
          9,335   CITIZENS COMMUNICATIONS COMPANY                                                                           122,849
         13,661   CLEAR CHANNEL COMMUNICATIONS INCORPORATED                                                                 515,976
         84,795   COMCAST CORPORATION CLASS A+<<                                                                          1,784,935
         20,840   DIRECTV GROUP INCORPORATED+                                                                               551,843
          4,186   EMBARQ CORPORATION                                                                                        221,523
          5,241   IAC/INTERACTIVECORP+<<                                                                                    154,400
         43,834   QWEST COMMUNICATIONS INTERNATIONAL INCORPORATED+<<                                                        314,728
         78,100   SPRINT NEXTEL CORPORATION                                                                               1,335,510
         79,635   VERIZON COMMUNICATIONS INCORPORATED                                                                     3,668,784
         13,098   WINDSTREAM CORPORATION                                                                                    176,168

                                                                                                                         16,658,803
                                                                                                                    ---------------
DEPOSITORY INSTITUTIONS: 8.65%
        121,744   BANK OF AMERICA CORPORATION                                                                             5,877,800
         31,218   BANK OF NEW YORK MELLON CORPORATION                                                                     1,524,999
         15,143   BB&T CORPORATION                                                                                          559,837
        136,483   CITIGROUP INCORPORATED                                                                                  5,718,638
          4,198   COMERICA INCORPORATED                                                                                     195,963
          5,274   COMMERCE BANCORP INCORPORATED                                                                             214,916
         14,697   FIFTH THIRD BANCORP                                                                                       459,722
          3,463   FIRST HORIZON NATIONAL CORPORATION<<                                                                       90,315
         14,591   HUDSON CITY BANCORP INCORPORATED                                                                          228,495
         10,039   HUNTINGTON BANCSHARES INCORPORATED                                                                        179,798
         92,841   JPMORGAN CHASE & COMPANY                                                                                4,363,527
         10,682   KEYCORP                                                                                                   303,903
          2,057   M&T BANK CORPORATION<<                                                                                    204,630
          7,312   MARSHALL & ILSLEY CORPORATION                                                                             312,222
         17,374   NATIONAL CITY CORPORATION                                                                                 421,320
          5,253   NORTHERN TRUST CORPORATION                                                                                395,078
          9,383   PNC FINANCIAL SERVICES GROUP                                                                              677,077
         19,313   REGIONS FINANCIAL CORPORATION                                                                             523,769
          9,859   SOVEREIGN BANCORP INCORPORATED                                                                            142,265
         10,686   STATE STREET CORPORATION                                                                                  852,422
          9,576   SUNTRUST BANKS INCORPORATED                                                                               695,218
          8,983   SYNOVUS FINANCIAL CORPORATION                                                                             236,792
         47,367   US BANCORP                                                                                              1,570,690
         52,211   WACHOVIA CORPORATION                                                                                    2,387,609
         24,026   WASHINGTON MUTUAL INCORPORATED                                                                            669,845
         91,704   WELLS FARGO & COMPANY##                                                                                 3,118,853
         21,198   WESTERN UNION COMPANY                                                                                     467,204
          2,951   ZIONS BANCORPORATION                                                                                      174,434

                                                                                                                         32,567,341
                                                                                                                    ---------------
E-COMMERCE/SERVICES: 0.20%
          8,385   AMAZON.COM INCORPORATED+                                                                                  747,523
                                                                                                                    ---------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE LARGE CAP STOCK FUNDS

                        PORTFOLIO OF INVESTMENTS -- OCTOBER 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   EQUITY INDEX FUND
--------------------------------------------------------------------------------

SHARES            SECURITY NAME                                                                                          VALUE
EATING & DRINKING PLACES: 0.74%
          3,887   DARDEN RESTAURANTS INCORPORATED                                                                   $       167,141
         32,697   MCDONALD'S CORPORATION                                                                                  1,952,011
          2,396   WENDY'S INTERNATIONAL INCORPORATED                                                                         83,285
         14,265   YUM! BRANDS INCORPORATED                                                                                  574,452

                                                                                                                          2,776,889
                                                                                                                    ---------------
EDUCATIONAL SERVICES: 0.08%
          3,898   APOLLO GROUP INCORPORATED CLASS A+<<                                                                      308,955
                                                                                                                    ---------------
ELECTRIC, GAS & SANITARY SERVICES: 3.74%
         18,344   AES CORPORATION+                                                                                          392,745
          4,556   ALLEGHENY ENERGY INCORPORATED                                                                             276,367
          7,911   ALLIED WASTE INDUSTRIES INCORPORATED+                                                                      99,995
          5,695   AMEREN CORPORATION                                                                                        307,872
         10,952   AMERICAN ELECTRIC POWER COMPANY INCORPORATED                                                              527,996
          8,812   CENTERPOINT ENERGY INCORPORATED<<                                                                         147,689
          6,161   CMS ENERGY CORPORATION                                                                                    104,552
          7,434   CONSOLIDATED EDISON INCORPORATED<<                                                                        350,067
          4,952   CONSTELLATION ENERGY GROUP INCORPORATED                                                                   468,954
          7,984   DOMINION RESOURCES INCORPORATED                                                                           731,574
          4,682   DTE ENERGY COMPANY                                                                                        232,227
         34,576   DUKE ENERGY CORPORATION<<                                                                                 662,822
         13,596   DYNEGY INCORPORATED CLASS A+                                                                              125,219
          8,939   EDISON INTERNATIONAL                                                                                      519,267
         19,220   EL PASO CORPORATION                                                                                       339,425
          5,368   ENTERGY CORPORATION                                                                                       643,462
         18,496   EXELON CORPORATION<<                                                                                    1,531,099
          8,363   FIRSTENERGY CORPORATION                                                                                   582,901
         11,161   FPL GROUP INCORPORATED                                                                                    763,636
          2,085   INTEGRYS ENERGY GROUP INCORPORATED                                                                        112,194
          1,237   NICOR INCORPORATED<<                                                                                       53,525
          7,521   NISOURCE INCORPORATED                                                                                     153,804
          9,694   PG&E CORPORATION                                                                                          474,327
          2,752   PINNACLE WEST CAPITAL CORPORATION                                                                         111,181
         10,510   PPL CORPORATION                                                                                           543,367
          7,103   PROGRESS ENERGY INCORPORATED                                                                              340,944
          6,976   PUBLIC SERVICE ENTERPRISE GROUP INCORPORATED                                                              666,906
          4,736   QUESTAR CORPORATION                                                                                       270,331
          7,243   SEMPRA ENERGY                                                                                             445,517
         17,343   SPECTRA ENERGY CORPORATION<<                                                                              450,571
          5,776   TECO ENERGY INCORPORATED                                                                                   97,210
         20,753   THE SOUTHERN COMPANY                                                                                      760,805
         14,242   WASTE MANAGEMENT INCORPORATED                                                                             518,266
         11,519   XCEL ENERGY INCORPORATED<<                                                                                259,753

                                                                                                                         14,066,570
                                                                                                                    ---------------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT: 7.68%
         15,090   ADVANCED MICRO DEVICES INCORPORATED+<<                                                                    197,377
          9,769   ALTERA CORPORATION                                                                                        191,668
          8,537   ANALOG DEVICES INCORPORATED                                                                               285,648
         12,870   BROADCOM CORPORATION CLASS A+<<                                                                           418,919
          2,359   CIENA CORPORATION+<<                                                                                      112,902
        167,111   CISCO SYSTEMS INCORPORATED+                                                                             5,524,690
          5,039   COOPER INDUSTRIES LIMITED CLASS A                                                                         263,993
         21,730   EMERSON ELECTRIC COMPANY                                                                                1,135,827
        281,117   GENERAL ELECTRIC COMPANY                                                                               11,570,776
          1,789   HARMAN INTERNATIONAL INDUSTRIES INCORPORATED                                                              150,634
          5,694   JABIL CIRCUIT INCORPORATED                                                                                123,731
          5,807   JDS UNIPHASE CORPORATION+<<                                                                                88,615
          5,299   KLA-TENCOR CORPORATION<<                                                                                  278,992

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE LARGE CAP STOCK FUNDS

                        PORTFOLIO OF INVESTMENTS -- OCTOBER 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   EQUITY INDEX FUND
--------------------------------------------------------------------------------

SHARES            SECURITY NAME                                                                                          VALUE
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT (continued)
          3,458   L-3 COMMUNICATIONS HOLDINGS INCORPORATED                                                          $       379,135
          6,090   LINEAR TECHNOLOGY CORPORATION<<                                                                           201,092
         19,646   LSI LOGIC CORPORATION+                                                                                    129,664
          6,175   MEMC ELECTRONIC MATERIALS INCORPORATED+                                                                   452,134
          5,965   MICROCHIP TECHNOLOGY INCORPORATED                                                                         197,859
         20,765   MICRON TECHNOLOGY INCORPORATED+<<                                                                         218,240
          3,939   MOLEX INCORPORATED                                                                                        112,498
         63,504   MOTOROLA INCORPORATED                                                                                   1,193,240
          6,595   NATIONAL SEMICONDUCTOR CORPORATION                                                                        165,798
          9,762   NETWORK APPLIANCE INCORPORATED+                                                                           307,405
          3,397   NOVELLUS SYSTEMS INCORPORATED+                                                                             96,509
         15,057   NVIDIA CORPORATION+                                                                                       532,717
          4,031   QLOGIC CORPORATION+                                                                                        62,601
         45,934   QUALCOMM INCORPORATED                                                                                   1,962,760
          4,572   ROCKWELL COLLINS INCORPORATED                                                                             342,031
         12,025   TELLABS INCORPORATED+                                                                                     105,940
         39,208   TEXAS INSTRUMENTS INCORPORATED                                                                          1,278,181
         13,641   TYCO ELECTRONICS LIMITED                                                                                  486,574
          2,139   WHIRLPOOL CORPORATION                                                                                     169,366
          8,118   XILINX INCORPORATED<<                                                                                     198,079

                                                                                                                         28,935,595
                                                                                                                    ---------------
ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT & RELATED SERVICES: 0.35%
          2,422   FLUOR CORPORATION<<                                                                                       382,676
          3,290   JACOBS ENGINEERING GROUP INCORPORATED+                                                                    286,724
          6,077   MOODY'S CORPORATION                                                                                       265,686
          9,332   PAYCHEX INCORPORATED                                                                                      389,891

                                                                                                                          1,324,977
                                                                                                                    ---------------
FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT: 0.33%
          2,809   BALL CORPORATION                                                                                          139,270
          4,202   FORTUNE BRANDS INCORPORATED                                                                               352,002
         11,510   ILLINOIS TOOL WORKS INCORPORATED                                                                          659,063
          1,589   SNAP-ON INCORPORATED                                                                                       79,307

                                                                                                                          1,229,642
                                                                                                                    ---------------
FINANCIAL SERVICES: 0.04%
          4,330   JANUS CAPITAL GROUP INCORPORATED                                                                          149,428
                                                                                                                    ---------------
FOOD & KINDRED PRODUCTS: 3.60%
         20,565   ANHEUSER-BUSCH COMPANIES INCORPORATED                                                                   1,054,573
         17,657   ARCHER DANIELS MIDLAND COMPANY                                                                            631,767
          6,165   CAMPBELL SOUP COMPANY                                                                                     227,982
          7,820   COCA-COLA ENTERPRISES INCORPORATED<<                                                                      201,834
         13,438   CONAGRA FOODS INCORPORATED                                                                                318,884
          5,323   CONSTELLATION BRANDS INCORPORATED CLASS A+<<                                                              133,714
          9,059   GENERAL MILLS INCORPORATED                                                                                522,976
          8,756   H.J. HEINZ COMPANY                                                                                        409,606
          3,182   HERCULES INCORPORATED                                                                                      59,853
          7,279   KELLOGG COMPANY                                                                                           384,258
         43,260   KRAFT FOODS INCORPORATED CLASS A                                                                        1,445,317
          3,558   MCCORMICK & COMPANY INCORPORATED                                                                          124,637
          3,738   MOLSON COORS BREWING COMPANY                                                                              213,926
          3,844   PEPSI BOTTLING GROUP INCORPORATED                                                                         165,600
         44,331   PEPSICO INCORPORATED                                                                                    3,268,081
         19,878   SARA LEE CORPORATION                                                                                      328,782
         54,589   THE COCA-COLA COMPANY                                                                                   3,371,417
          4,638   THE HERSHEY COMPANY<<                                                                                     199,944
          7,547   TYSON FOODS INCORPORATED CLASS A<<                                                                        119,243

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE LARGE CAP STOCK FUNDS

                        PORTFOLIO OF INVESTMENTS -- OCTOBER 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   EQUITY INDEX FUND
--------------------------------------------------------------------------------

SHARES            SECURITY NAME                                                                                          VALUE
FOOD & KINDRED PRODUCTS (continued)
          5,960   WM. WRIGLEY JR. COMPANY                                                                           $       367,553

                                                                                                                         13,549,947
                                                                                                                    ---------------
FOOD STORES: 0.45%
         19,411   KROGER COMPANY                                                                                            570,489
         12,047   SAFEWAY INCORPORATED<<                                                                                    409,598
         20,448   STARBUCKS CORPORATION+                                                                                    545,553
          3,813   WHOLE FOODS MARKET INCORPORATED<<                                                                         188,896

                                                                                                                          1,714,536
                                                                                                                    ---------------
FORESTRY: 0.12%
          5,922   WEYERHAEUSER COMPANY                                                                                      449,539
                                                                                                                    ---------------
FURNITURE & FIXTURES: 0.15%
          4,793   LEGGETT & PLATT INCORPORATED                                                                               93,128
         10,072   MASCO CORPORATION                                                                                         242,534
          7,580   NEWELL RUBBERMAID INCORPORATED<<                                                                          221,033

                                                                                                                            556,695
                                                                                                                    ---------------
GENERAL MERCHANDISE STORES: 1.57%
          2,792   BIG LOTS INCORPORATED+<<                                                                                   66,952
          3,994   FAMILY DOLLAR STORES INCORPORATED<<                                                                       101,248
          6,081   JCPENNEY COMPANY INCORPORATED                                                                             341,995
         11,895   MACY'S INCORPORATED                                                                                       380,997
          2,077   SEARS HOLDINGS CORPORATION+<<                                                                             279,959
         23,227   TARGET CORPORATION                                                                                      1,425,209
         12,198   TJX COMPANIES INCORPORATED                                                                                352,888
         65,854   WAL-MART STORES INCORPORATED                                                                            2,977,259

                                                                                                                          5,926,507
                                                                                                                    ---------------
HEALTH SERVICES: 0.31%
         10,001   CARDINAL HEALTH INCORPORATED                                                                              680,368
          3,218   LABORATORY CORPORATION OF AMERICA HOLDINGS+                                                               221,238
          2,008   MANOR CARE INCORPORATED                                                                                   133,693
         13,001   TENET HEALTHCARE CORPORATION+                                                                              45,634
          2,812   WATSON PHARMACEUTICALS INCORPORATED+<<                                                                     85,935

                                                                                                                          1,166,868
                                                                                                                    ---------------
HOLDING & OTHER INVESTMENT OFFICES: 1.13%
          2,654   APARTMENT INVESTMENT & MANAGEMENT COMPANY CLASS A<<                                                       124,021
          2,187   AVALONBAY COMMUNITIES INCORPORATED                                                                        268,236
          3,265   BOSTON PROPERTIES INCORPORATED                                                                            353,730
          3,407   DEVELOPERS DIVERSIFIED REALTY CORPORATION                                                                 171,713
          7,603   EQUITY RESIDENTIAL                                                                                        317,653
          6,737   GENERAL GROWTH PROPERTIES INCORPORATED                                                                    366,223
         14,329   HOST HOTELS & RESORTS INCORPORATED                                                                        317,531
          6,920   KIMCO REALTY CORPORATION                                                                                  287,318
          4,789   PLUM CREEK TIMBER COMPANY                                                                                 213,925
          7,050   PROLOGIS                                                                                                  505,767
          3,415   PUBLIC STORAGE INCORPORATED                                                                               276,513
          6,129   SIMON PROPERTY GROUP INCORPORATED<<                                                                       638,090
          3,670   VORNADO REALTY TRUST                                                                                      410,012

                                                                                                                          4,250,732
                                                                                                                    ---------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE LARGE CAP STOCK FUNDS

                        PORTFOLIO OF INVESTMENTS -- OCTOBER 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   EQUITY INDEX FUND
--------------------------------------------------------------------------------

SHARES            SECURITY NAME                                                                                          VALUE
HOME FURNITURE, FURNISHINGS & EQUIPMENT STORES: 0.20%
          7,444   BED BATH & BEYOND INCORPORATED+<<                                                                 $       252,649
          9,628   BEST BUY COMPANY INCORPORATED                                                                             467,151
          4,623   CIRCUIT CITY STORES INCORPORATED<<                                                                         36,660

                                                                                                                            756,460
                                                                                                                    ---------------
HOTELS, ROOMING HOUSES, CAMPS & OTHER LODGE PLACES: 0.23%
          8,767   MARRIOTT INTERNATIONAL INCORPORATED CLASS A                                                               360,411
          5,756   STARWOOD HOTELS & RESORTS WORLDWIDE INCORPORATED                                                          327,286
          4,899   WYNDHAM WORLDWIDE CORPORATION                                                                             160,834

                                                                                                                            848,531
                                                                                                                    ---------------
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT: 7.98%
         19,639   3M COMPANY                                                                                              1,696,024
          4,979   AMERICAN STANDARD COMPANIES INCORPORATED                                                                  185,567
         23,859   APPLE INCORPORATED+                                                                                     4,532,017
         37,810   APPLIED MATERIALS INCORPORATED                                                                            734,270
          8,767   BAKER HUGHES INCORPORATED                                                                                 760,274
          1,802   BLACK & DECKER CORPORATION<<                                                                              162,018
         17,536   CATERPILLAR INCORPORATED                                                                                1,308,361
          2,854   CUMMINS INCORPORATED                                                                                      342,366
          6,087   DEERE & COMPANY                                                                                           942,876
         62,324   DELL INCORPORATED+<<                                                                                    1,907,114
          5,612   DOVER CORPORATION                                                                                         258,152
          3,997   EATON CORPORATION                                                                                         370,042
         57,542   EMC CORPORATION                                                                                         1,460,991
         70,732   HEWLETT-PACKARD COMPANY                                                                                 3,655,430
          7,864   INGERSOLL-RAND COMPANY LIMITED CLASS A                                                                    395,952
        160,228   INTEL CORPORATION                                                                                       4,310,133
         37,324   INTERNATIONAL BUSINESS MACHINES CORPORATION                                                             4,334,063
          2,592   LEXMARK INTERNATIONAL INCORPORATED+                                                                       108,838
          9,772   NATIONAL OILWELL VARCO INCORPORATED+                                                                      715,701
          3,363   PALL CORPORATION                                                                                          134,755
          4,780   PARKER HANNIFIN CORPORATION<<                                                                             384,169
          6,032   PITNEY BOWES INCORPORATED                                                                                 241,521
          6,251   SANDISK CORPORATION+                                                                                      277,544
          5,501   SMITH INTERNATIONAL INCORPORATED                                                                          363,341
          2,252   STANLEY WORKS                                                                                             129,603
          4,952   TERADATA CORPORATION+                                                                                     141,281
          2,795   TEREX CORPORATION+                                                                                        207,445

                                                                                                                         30,059,848
                                                                                                                    ---------------
INSURANCE AGENTS, BROKERS & SERVICE: 0.35%
          8,032   AON CORPORATION                                                                                           364,010
          4,624   HUMANA INCORPORATED+                                                                                      346,569
         14,870   MARSH & MCLENNAN COMPANIES INCORPORATED                                                                   384,984
          9,898   UNUMPROVIDENT CORPORATION                                                                                 231,019

                                                                                                                          1,326,582
                                                                                                                    ---------------
INSURANCE CARRIERS: 5.23%
          9,026   ACE LIMITED                                                                                               547,066
         14,030   AETNA INCORPORATED                                                                                        788,065
         13,402   AFLAC INCORPORATED<<                                                                                      841,378
         16,050   ALLSTATE CORPORATION<<                                                                                    841,020
          2,791   AMBAC FINANCIAL GROUP INCORPORATED                                                                        102,793
         70,357   AMERICAN INTERNATIONAL GROUP INCORPORATED                                                               4,440,934
          2,647   ASSURANT INCORPORATED                                                                                     154,691
         10,790   CHUBB CORPORATION                                                                                         575,647
          7,760   CIGNA CORPORATION                                                                                         407,322

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE LARGE CAP STOCK FUNDS

                        PORTFOLIO OF INVESTMENTS -- OCTOBER 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   EQUITY INDEX FUND
--------------------------------------------------------------------------------

SHARES            SECURITY NAME                                                                                          VALUE
INSURANCE CARRIERS (continued)
          4,719   CINCINNATI FINANCIAL CORPORATION                                                                  $       187,722
         12,145   GENWORTH FINANCIAL INCORPORATED                                                                           331,559
          8,716   HARTFORD FINANCIAL SERVICES GROUP INCORPORATED                                                            845,713
          4,517   LEUCADIA NATIONAL CORPORATION                                                                             228,831
          7,426   LINCOLN NATIONAL CORPORATION                                                                              463,160
         12,197   LOEWS CORPORATION                                                                                         598,751
          3,471   MBIA INCORPORATED                                                                                         149,392
         20,381   METLIFE INCORPORATED                                                                                    1,403,232
          2,248   MGIC INVESTMENT CORPORATION                                                                                43,521
          7,287   PRINCIPAL FINANCIAL GROUP INCORPORATED                                                                    493,111
         12,593   PRUDENTIAL FINANCIAL INCORPORATED                                                                       1,217,995
          2,856   SAFECO CORPORATION                                                                                        165,362
         19,866   THE PROGRESSIVE CORPORATION<<                                                                             367,521
         18,012   THE TRAVELERS COMPANIES INCORPORATED                                                                      940,407
          2,625   TORCHMARK CORPORATION                                                                                     171,045
         36,349   UNITEDHEALTH GROUP INCORPORATED                                                                         1,786,553
         15,675   WELLPOINT INCORPORATED+                                                                                 1,241,930
          4,986   XL CAPITAL LIMITED CLASS A                                                                                358,743

                                                                                                                         19,693,464
                                                                                                                    ---------------
LEATHER & LEATHER PRODUCTS: 0.10%
         10,236   COACH INCORPORATED+                                                                                       374,228
                                                                                                                    ---------------
MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS: 1.53%
         10,605   AGILENT TECHNOLOGIES INCORPORATED+                                                                        390,794
          5,031   APPLERA CORPORATION-APPLIED BIOSYSTEMS GROUP                                                              186,851
          6,677   BECTON DICKINSON & COMPANY                                                                                557,262
         36,603   BOSTON SCIENTIFIC CORPORATION+<<                                                                          507,684
          2,835   C.R. BARD INCORPORATED                                                                                    237,034
         13,640   COVIDIEN LIMITED                                                                                          567,424
          6,764   DANAHER CORPORATION                                                                                       579,472
          7,874   EASTMAN KODAK COMPANY                                                                                     225,669
          1,480   MILLIPORE CORPORATION+<<                                                                                  114,922
          3,328   PERKINELMER INCORPORATED                                                                                   91,587
          4,288   QUEST DIAGNOSTICS INCORPORATED<<                                                                          228,036
         11,998   RAYTHEON COMPANY                                                                                          763,193
          4,185   ROCKWELL AUTOMATION INCORPORATED<<                                                                        288,263
          2,083   TEKTRONIX INCORPORATED                                                                                     78,842
          5,203   TERADYNE INCORPORATED+                                                                                     64,205
         11,703   THERMO FISHER SCIENTIFIC INCORPORATED+                                                                    688,253
          2,738   WATERS CORPORATION+                                                                                       210,771

                                                                                                                          5,780,262
                                                                                                                    ---------------
MEDICAL EQUIPMENT & SUPPLIES: 0.54%
         31,116   MEDTRONIC INCORPORATED                                                                                  1,476,143
          9,353   ST. JUDE MEDICAL INCORPORATED+                                                                            380,948
          3,468   VARIAN MEDICAL SYSTEMS INCORPORATED+                                                                      169,134

                                                                                                                          2,026,225
                                                                                                                    ---------------
MEDICAL MANAGEMENT SERVICES: 0.37%
          4,288   COVENTRY HEALTH CARE INCORPORATED+                                                                        258,609
          7,074   EXPRESS SCRIPTS INCORPORATED+                                                                             446,369
          7,429   MEDCO HEALTH SOLUTIONS INCORPORATED+                                                                      701,149

                                                                                                                          1,406,127
                                                                                                                    ---------------
MEDICAL PRODUCTS: 1.60%
          8,437   ALLERGAN INCORPORATED                                                                                     570,172
         17,689   BAXTER INTERNATIONAL INCORPORATED                                                                       1,061,517

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE LARGE CAP STOCK FUNDS

                        PORTFOLIO OF INVESTMENTS -- OCTOBER 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   EQUITY INDEX FUND
--------------------------------------------------------------------------------

SHARES            SECURITY NAME                                                                                          VALUE
MEDICAL PRODUCTS (continued)
         59,711   MERCK & COMPANY INCORPORATED                                                                      $     3,478,763
          6,509   STRYKER CORPORATION<<                                                                                     462,139
          6,479   ZIMMER HOLDINGS INCORPORATED+                                                                             450,226

                                                                                                                          6,022,817
                                                                                                                    ---------------
METAL MINING: 0.49%
         10,473   FREEPORT-MCMORAN COPPER & GOLD INCORPORATED CLASS B                                                     1,232,463
         12,388   NEWMONT MINING CORPORATION                                                                                630,054

                                                                                                                          1,862,517
                                                                                                                    ---------------
MINING & QUARRYING OF NONMETALLIC MINERALS, EXCEPT FUELS: 0.06%
          2,621   VULCAN MATERIALS COMPANY                                                                                  224,122
                                                                                                                    ---------------
MISCELLANEOUS MANUFACTURING INDUSTRIES: 0.30%
          4,389   HASBRO INCORPORATED                                                                                       131,012
         10,826   MATTEL INCORPORATED                                                                                       226,155
          3,751   TIFFANY & COMPANY                                                                                         203,229
         13,639   TYCO INTERNATIONAL LIMITED                                                                                561,518

                                                                                                                          1,121,914
                                                                                                                    ---------------
MISCELLANEOUS RETAIL: 1.16%
         12,015   COSTCO WHOLESALE CORPORATION                                                                              808,129
         40,630   CVS CAREMARK CORPORATION                                                                                1,697,115
          1,669   DILLARD'S INCORPORATED CLASS A<<                                                                           38,437
          7,483   OFFICE DEPOT INCORPORATED+                                                                                140,381
          2,066   OFFICEMAX INCORPORATED                                                                                     65,389
          3,780   RADIOSHACK CORPORATION                                                                                     77,944
         19,588   STAPLES INCORPORATED                                                                                      457,172
         27,262   WALGREEN COMPANY<<                                                                                      1,080,938

                                                                                                                          4,365,505
                                                                                                                    ---------------
MOTION PICTURES: 1.35%
         63,515   NEWS CORPORATION CLASS A                                                                                1,376,370
        102,318   TIME WARNER INCORPORATED                                                                                1,868,327
         53,251   WALT DISNEY COMPANY<<                                                                                   1,844,082

                                                                                                                          5,088,779
                                                                                                                    ---------------
MOTOR FREIGHT TRANSPORTATION & WAREHOUSING: 0.81%
          8,471   FEDEX CORPORATION                                                                                         875,393
         28,802   UNITED PARCEL SERVICE INCORPORATED CLASS B                                                              2,163,030

                                                                                                                          3,038,423
                                                                                                                    ---------------
NON-DEPOSITORY CREDIT INSTITUTIONS: 1.76%
          5,156   AMERICAN CAPITAL STRATEGIES LIMITED<<                                                                     223,822
         32,454   AMERICAN EXPRESS COMPANY                                                                                1,978,071
         11,459   CAPITAL ONE FINANCIAL CORPORATION                                                                         751,596
          5,234   CIT GROUP INCORPORATED                                                                                    184,446
         15,804   COUNTRYWIDE FINANCIAL CORPORATION<<                                                                       245,278
         13,093   DISCOVER FINANCIAL SERVICES                                                                               252,695
         26,707   FANNIE MAE                                                                                              1,523,367
         17,837   FREDDIE MAC                                                                                               931,627
         11,320   SLM CORPORATION                                                                                           533,851

                                                                                                                          6,624,753
                                                                                                                    ---------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE LARGE CAP STOCK FUNDS

                        PORTFOLIO OF INVESTMENTS -- OCTOBER 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   EQUITY INDEX FUND
--------------------------------------------------------------------------------

SHARES            SECURITY NAME                                                                                          VALUE
OFFICE EQUIPMENT: 0.12%
         25,676   XEROX CORPORATION+                                                                                $       447,789
                                                                                                                    ---------------
OIL & GAS EXTRACTION: 3.54%
         12,727   ANADARKO PETROLEUM CORPORATION<<                                                                          751,148
          9,109   APACHE CORPORATION                                                                                        945,605
          8,000   BJ SERVICES COMPANY                                                                                       201,520
         11,257   CHESAPEAKE ENERGY CORPORATION<<                                                                           444,426
         12,236   DEVON ENERGY CORPORATION                                                                                1,142,842
          4,060   ENSCO INTERNATIONAL INCORPORATED<<                                                                        225,289
          6,716   EOG RESOURCES INCORPORATED                                                                                595,038
         24,422   HALLIBURTON COMPANY                                                                                       962,715
          7,714   NABORS INDUSTRIES LIMITED+<<                                                                              216,609
          7,366   NOBLE CORPORATION                                                                                         390,030
          4,695   NOBLE ENERGY INCORPORATED                                                                                 359,355
         22,792   OCCIDENTAL PETROLEUM CORPORATION                                                                        1,573,788
          3,032   ROWAN COMPANIES INCORPORATED<<                                                                            118,187
         32,705   SCHLUMBERGER LIMITED                                                                                    3,158,322
          7,936   TRANSOCEAN INCORPORATED+                                                                                  947,320
          9,245   WEATHERFORD INTERNATIONAL LIMITED+                                                                        600,093
         10,585   XTO ENERGY INCORPORATED                                                                                   702,632

                                                                                                                         13,334,919
                                                                                                                    ---------------
PAPER & ALLIED PRODUCTS: 0.25%
          2,867   BEMIS COMPANY INCORPORATED<<                                                                               80,735
         11,787   INTERNATIONAL PAPER COMPANY                                                                               435,648
          5,032   MEADWESTVACO CORPORATION                                                                                  169,276
          3,586   PACTIV CORPORATION+                                                                                        98,507
          2,907   TEMPLE-INLAND INCORPORATED                                                                                156,019

                                                                                                                            940,185
                                                                                                                    ---------------
PERSONAL SERVICES: 0.09%
          3,701   CINTAS CORPORATION                                                                                        135,457
          8,906   H & R BLOCK INCORPORATED                                                                                  194,151

                                                                                                                            329,608
                                                                                                                    ---------------

PETROLEUM REFINING & RELATED INDUSTRIES: 7.13%
          1,533   ASHLAND INCORPORATED                                                                                       90,018
         58,486   CHEVRON CORPORATION                                                                                     5,352,054
         44,644   CONOCOPHILLIPS                                                                                          3,792,954
        152,169   EXXON MOBIL CORPORATION                                                                                13,998,026
          7,590   HESS CORPORATION                                                                                          543,520
         19,628   MARATHON OIL CORPORATION<<                                                                              1,160,604
          5,171   MURPHY OIL CORPORATION                                                                                    380,741
          3,302   SUNOCO INCORPORATED                                                                                       243,027
          3,754   TESORO PETROLEUM CORPORATION<<                                                                            227,230
         15,194   VALERO ENERGY CORPORATION                                                                               1,070,113

                                                                                                                         26,858,287
                                                                                                                    ---------------
PIPELINES: 0.16%
         16,468   THE WILLIAMS COMPANIES INCORPORATED                                                                       600,917
                                                                                                                    ---------------
PRIMARY METAL INDUSTRIES: 0.73%
         24,254   ALCOA INCORPORATED                                                                                        960,216
          2,804   ALLEGHENY TECHNOLOGIES INCORPORATED                                                                       286,485
          7,898   NUCOR CORPORATION<<                                                                                       489,834
          3,782   PRECISION CASTPARTS CORPORATION                                                                           566,581
          2,403   TITANIUM METALS CORPORATION+                                                                               84,586

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE LARGE CAP STOCK FUNDS

                        PORTFOLIO OF INVESTMENTS -- OCTOBER 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   EQUITY INDEX FUND
--------------------------------------------------------------------------------

SHARES            SECURITY NAME                                                                                          VALUE
PRIMARY METAL INDUSTRIES (continued)
          3,243   UNITED STATES STEEL CORPORATION<<                                                                 $       349,920

                                                                                                                          2,737,622
                                                                                                                    ---------------
PRINTING, PUBLISHING & ALLIED INDUSTRIES: 0.72%
         18,791   CBS CORPORATION CLASS B<<                                                                                 539,302
          1,790   DOW JONES & COMPANY INCORPORATED                                                                          107,060
          2,462   E.W. SCRIPPS COMPANY CLASS A<<                                                                            110,815
          6,389   GANNETT COMPANY INCORPORATED<<                                                                            270,957
          9,298   MCGRAW-HILL COMPANIES INCORPORATED                                                                        465,272
          1,055   MEREDITH CORPORATION                                                                                       65,674
          3,948   NEW YORK TIMES COMPANY CLASS A<<                                                                           77,223
          6,093   RR DONNELLEY & SONS COMPANY                                                                               245,487
          2,112   TRIBUNE COMPANY                                                                                            63,909
         18,838   VIACOM INCORPORATED CLASS B+<<                                                                            777,821

                                                                                                                          2,723,520
                                                                                                                    ---------------
RAILROAD TRANSPORTATION: 0.73%
          8,242   BURLINGTON NORTHERN SANTA FE CORPORATION                                                                  718,290
         12,044   CSX CORPORATION                                                                                           539,210
         10,799   NORFOLK SOUTHERN CORPORATION                                                                              557,768
          7,309   UNION PACIFIC CORPORATION                                                                                 935,844

                                                                                                                          2,751,112
                                                                                                                    ---------------
REAL ESTATE: 0.03%
          5,409   CB RICHARD ELLIS GROUP INCORPORATED CLASS A+                                                              131,871
                                                                                                                    ---------------
RUBBER & MISCELLANEOUS PLASTICS PRODUCTS: 0.08%
          4,431   SEALED AIR CORPORATION                                                                                    110,465
          5,789   THE GOODYEAR TIRE & RUBBER COMPANY+<<                                                                     174,538

                                                                                                                            285,003
                                                                                                                    ---------------
SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES: 3.22%
          6,455   AMERIPRISE FINANCIAL INCORPORATED                                                                         406,536
          3,186   BEAR STEARNS COMPANIES INCORPORATED                                                                       361,930
         26,003   CHARLES SCHWAB CORPORATION                                                                                604,310
          1,457   CME GROUP INCORPORATED                                                                                    970,726
         11,667   E*TRADE FINANCIAL CORPORATION+<<                                                                          129,970
          2,401   FEDERATED INVESTORS INCORPORATED CLASS B                                                                  103,243
          4,453   FRANKLIN RESOURCES INCORPORATED                                                                           577,465
         11,129   GOLDMAN SACHS GROUP INCORPORATED                                                                        2,759,102
          1,901   INTERCONTINENTAL EXCHANGE INCORPORATED+                                                                   338,758
          3,642   LEGG MASON INCORPORATED                                                                                   302,067
         14,562   LEHMAN BROTHERS HOLDINGS INCORPORATED                                                                     922,357
         23,647   MERRILL LYNCH & COMPANY INCORPORATED                                                                    1,561,175
         28,878   MORGAN STANLEY                                                                                          1,942,334
          7,243   NYSE EURONEXT INCORPORATED                                                                                679,900
          7,275   T. ROWE PRICE GROUP INCORPORATED                                                                          467,346

                                                                                                                         12,127,219
                                                                                                                    ---------------
STONE, CLAY, GLASS & CONCRETE PRODUCTS: 0.28%
         43,157   CORNING INCORPORATED                                                                                    1,047,420
                                                                                                                    ---------------
TOBACCO PRODUCTS: 1.26%
         57,759   ALTRIA GROUP INCORPORATED<<                                                                             4,212,364
          4,694   REYNOLDS AMERICAN INCORPORATED                                                                            302,434

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE LARGE CAP STOCK FUNDS

                        PORTFOLIO OF INVESTMENTS -- OCTOBER 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   EQUITY INDEX FUND
--------------------------------------------------------------------------------

SHARES            SECURITY NAME                                                                                          VALUE
TOBACCO PRODUCTS (continued)
          4,372   UST INCORPORATED<<                                                                                $       233,115

                                                                                                                          4,747,913
                                                                                                                    ---------------
TRANSPORTATION BY AIR: 0.08%
         20,503   SOUTHWEST AIRLINES COMPANY                                                                                291,348
                                                                                                                    ---------------
TRANSPORTATION EQUIPMENT: 3.29%
         21,502   BOEING COMPANY                                                                                          2,119,882
          2,439   BRUNSWICK CORPORATION<<                                                                                    54,414
         57,605   FORD MOTOR COMPANY+                                                                                       510,956
         11,131   GENERAL DYNAMICS CORPORATION                                                                            1,012,476
         15,525   GENERAL MOTORS CORPORATION                                                                                608,425
          4,662   GENUINE PARTS COMPANY                                                                                     228,764
          3,436   GOODRICH CORPORATION                                                                                      239,352
          6,892   HARLEY-DAVIDSON INCORPORATED                                                                              354,938
         20,533   HONEYWELL INTERNATIONAL INCORPORATED                                                                    1,240,399
          4,968   ITT CORPORATION                                                                                           332,459
         16,296   JOHNSON CONTROLS INCORPORATED<<                                                                           712,461
          9,526   LOCKHEED MARTIN CORPORATION                                                                             1,048,241
          9,429   NORTHROP GRUMMAN CORPORATION                                                                              788,453
         10,230   PACCAR INCORPORATED                                                                                       568,379
          6,851   TEXTRON INCORPORATED                                                                                      474,158
         27,210   UNITED TECHNOLOGIES CORPORATION                                                                         2,084,014

                                                                                                                         12,377,771
                                                                                                                    ---------------
TRANSPORTATION SERVICES: 0.14%
          4,735   C.H. ROBINSON WORLDWIDE INCORPORATED                                                                      236,371
          5,844   EXPEDITORS INTERNATIONAL OF WASHINGTON INCORPORATED                                                       295,999

                                                                                                                            532,370
                                                                                                                    ---------------
TRAVEL & RECREATION: 0.20%
         11,971   CARNIVAL CORPORATION<<                                                                                    574,369
          5,607   EXPEDIA INCORPORATED<<                                                                                    183,125

                                                                                                                            757,494
                                                                                                                    ---------------
WHOLESALE TRADE NON-DURABLE GOODS: 0.68%
          4,943   AMERISOURCEBERGEN CORPORATION<<                                                                           232,865
          2,372   BROWN-FORMAN CORPORATION CLASS B                                                                          175,481
          3,553   DEAN FOODS COMPANY+<<                                                                                      98,667
          8,121   MCKESSON CORPORATION<<                                                                                    536,798
         10,607   NIKE INCORPORATED CLASS B                                                                                 702,820
          5,764   SUPERVALU INCORPORATED                                                                                    223,355
         16,735   SYSCO CORPORATION                                                                                         573,843

                                                                                                                          2,543,829
                                                                                                                    ---------------
WHOLESALE TRADE-DURABLE GOODS: 0.31%
         11,677   KIMBERLY-CLARK CORPORATION<<                                                                              827,783
          3,839   PATTERSON COMPANIES INCORPORATED+                                                                         150,143
          1,968   W.W. GRAINGER INCORPORATED                                                                                176,960

                                                                                                                          1,154,886
                                                                                                                    ---------------

TOTAL COMMON STOCKS (COST $185,934,408)                                                                                 374,475,141
                                                                                                                    ---------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE LARGE CAP STOCK FUNDS

                        PORTFOLIO OF INVESTMENTS -- OCTOBER 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   EQUITY INDEX FUND
--------------------------------------------------------------------------------

SHARES            SECURITY NAME                                                                                          VALUE
COLLATERAL FOR SECURITIES LENDING: 9.93%

COLLATERAL INVESTED IN MONEY MARKET FUNDS: 0.18%
         13,589   AIM SHORT-TERM INVESTMENT COMPANY - LIQUID ASSETS PORTFOLIO                                       $        13,589
        395,054   BLACKROCK TEMPORARY #24 MONEY MARKET FUND                                                                 395,054
        276,538   DAILY ASSETS FUND INSTITUTIONAL                                                                           276,538

                                                                                                                            685,181
                                                                                                                    ---------------

PRINCIPAL                                                                           INTEREST RATE   MATURITY DATE
COLLATERAL INVESTED IN OTHER ASSETS: 9.75%
$       790,108   ALPINE SECURITIZATION CORPORATION++                                    4.89%        11/13/2007            788,725
        410,856   ALPINE SECURITIZATION CORPORATION                                      4.92         11/01/2007            410,856
        474,065   ATLANTIC ASSET SECURITIZATION CORPORATION++                            5.09         11/15/2007            473,098
         47,406   ATLANTIS ONE FUNDING CORPORATION++                                     5.00         11/02/2007             47,399
        142,219   ATOMIUM FUNDING LLC                                                    4.93         11/05/2007            142,137
        197,527   BANCO SANTANDER TOTTA LOAN+++/-                                        5.07         10/15/2008            197,136
        197,527   BANK OF IRELAND SERIES EXTC+++/-                                       5.35         10/14/2008            197,215
        711,097   BARCLAYS REPURCHASE AGREEMENT - 102% COLLATERALIZED
                  (MATURITY VALUE $711,198)                                              5.09         11/01/2007            711,097
        158,022   BARTON CAPITAL CORPORATION++                                           5.00         11/02/2007            157,998
        276,538   BARTON CAPITAL CORPORATION                                             5.01         11/06/2007            276,336
        395,054   BEAR STEARNS & COMPANY INCORPORATED INTERNATIONAL REPURCHASE
                  AGREEMENT - 102% COLLATERALIZED
                  (MATURITY VALUE $395,109)                                              4.99         11/01/2007            395,054
      1,698,732   BEAR STEARNS & COMPANY INCORPORATED REPURCHASE AGREEMENT -
                  102% COLLATERALIZED
                  (MATURITY VALUE $1,698,970)                                            5.04         11/01/2007          1,698,732
        158,022   BNP PARIBAS+/-                                                         5.33         05/07/2008            157,922
        256,777   BNP PARIBAS REPURCHASE AGREEMENT - 102% COLLATERALIZED
                  (MATURITY VALUE $256,813)                                              4.98         11/01/2007            256,777
        790,108   BNP PARIBAS REPURCHASE AGREEMENT - 102% COLLATERALIZED
                  (MATURITY VALUE $790,218)                                              5.02         11/01/2007            790,108
        197,527   CHARIOT FUNDING LLC++                                                  4.82         11/07/2007            197,355
        197,527   CHARIOT FUNDING LLC++                                                  4.86         11/16/2007            197,094
        126,417   CHARIOT FUNDING LLC                                                    4.94         11/14/2007            126,177
        197,527   CHARIOT FUNDING LLC++                                                  4.95         11/06/2007            197,383
        513,570   CHEYNE FINANCE LLC+++/-^^                                              4.83         02/25/2008            495,097
        395,054   CHEYNE FINANCE LLC+++/-^^                                              4.98         05/19/2008            375,301
         79,011   CIT GROUP INCORPORATED+/-                                              5.67         12/19/2007             78,839
         87,109   CIT GROUP INCORPORATED+/-                                              5.73         11/23/2007             86,966
      1,999,877   CITIGROUP REPURCHASE AGREEMENT - 102% COLLATERALIZED
                  (MATURITY VALUE $2,000,156)                                            5.02         11/01/2007          1,999,877
        474,065   CLIPPER RECEIVABLES CORPORATION++                                      5.06         11/09/2007            473,510
        308,142   CLIPPER RECEIVABLES CORPORATION++                                      5.11         11/08/2007            307,828
        110,615   CLIPPER RECEIVABLES CORPORATION++                                      5.13         11/01/2007            110,615
         39,505   COMERICA BANK+/-                                                       5.12         02/08/2008             39,494
      1,975,270   CREDIT SUISSE FIRST BOSTON REPURCHASE AGREEMENT - 102%
                  COLLATERALIZED
                  (MATURITY VALUE $1,975,547)                                            5.04         11/01/2007          1,975,270
        474,065   CULLINAN FINANCE CORPORATION+++/-                                      4.85         02/25/2008            474,065
        592,581   CULLINAN FINANCE CORPORATION+++/-                                      5.01         08/04/2008            588,142
        197,527   CULLINAN FINANCE CORPORATION+++/-                                      5.32         02/12/2008            196,883
        316,043   FAIRWAY FINANCE CORPORATION                                            4.92         11/08/2007            315,721
        198,033   FAIRWAY FINANCE CORPORATION                                            5.01         11/05/2007            197,918
        316,043   FAIRWAY FINANCE CORPORATION++                                          5.10         11/02/2007            315,996
        197,527   FALCON ASSET SECURITIZATION CORPORATION++                              5.32         11/06/2007            197,383
        251,965   FCAR OWNER TRUST SERIES I                                              4.91         11/14/2007            251,487
        790,108   FIVE FINANCE INCORPORATED+++/-                                         5.18         07/09/2008            788,938
        553,075   GALLEON CAPITAL LLC++                                                  4.99         11/05/2007            552,755
        553,075   GALLEON CAPITAL LLC++                                                  5.10         11/02/2007            552,993
         79,011   HARRIER FINANCE FUNDING LLC+/-                                         4.89         04/25/2008             79,011
        197,527   HARRIER FINANCE FUNDING LLC+++/-                                       5.20         01/11/2008            197,533

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE LARGE CAP STOCK FUNDS

                        PORTFOLIO OF INVESTMENTS -- OCTOBER 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   EQUITY INDEX FUND
--------------------------------------------------------------------------------

PRINCIPAL         SECURITY NAME                                                     INTEREST RATE   MATURITY DATE        VALUE
COLLATERAL INVESTED IN OTHER ASSETS (continued)
$       395,054   HUDSON-THAMES LLC+++/-                                                 5.67%        06/16/2008    $       392,368
        513,570   ING (USA) ANNUITY & LIFE INSURANCE COMPANY+/-                          5.13         08/16/2008            513,570
        197,527   INTESA BANK (IRELAND) PLC SERIES BKNT+++/-                             4.88         10/24/2008            197,191
         11,852   INTESA FUNDING LLC                                                     4.86         11/07/2007             11,841
      4,582,625   JPMORGAN CHASE SECURITIES CORPORATION REPURCHASE AGREEMENT -
                  102% COLLATERALIZED
                  (MATURITY VALUE $4,583,267)                                            5.04         11/01/2007          4,582,625
        395,054   JUPITER SECURITIZATION CORPORATION                                     4.90         11/01/2007            395,054
        454,312   KESTREL FUNDING US LLC+++/-                                            4.84         02/25/2008            454,148
         79,011   KESTREL FUNDING US LLC+/-                                              4.89         04/25/2008             79,011
        170,663   LIBERTY STREET FUNDING CORPORATION++                                   5.02         11/01/2007            170,663
        395,054   LINKS FINANCE LLC+++/-                                                 5.01         08/15/2008            394,339
        529,372   LIQUID FUNDING LIMITED+++/-                                            5.22         11/13/2007            529,372
        584,680   LIQUID FUNDING LIMITED+++/-                                            5.70         06/11/2008            585,130
        790,108   MERRILL LYNCH & COMPANY INCORPORATED REPURCHASE AGREEMENT -
                  102% COLLATERALIZED
                  (MATURITY VALUE $790,218)                                              5.00         11/01/2007            790,108
        260,736   MONT BLANC CAPITAL CORPORATION                                         4.90         11/07/2007            260,509
        822,870   MORGAN STANLEY REPURCHASE AGREEMENT - 102% COLLATERALIZED
                  (MATURITY VALUE $822,985)                                              5.02         11/01/2007            822,870
         36,542   MORGAN STANLEY SERIES EXL+/-                                           5.22         10/15/2008             36,542
        252,835   NEWPORT FUNDING CORPORATION                                            5.11         11/14/2007            252,354
        355,549   NORTH SEA FUNDING LLC                                                  4.99         11/16/2007            354,770
        553,075   NORTH SEA FUNDING LLC                                                  5.13         11/08/2007            552,511
        395,054   NORTHERN ROCK PLC+++/-                                                 5.15         10/03/2008            393,039
         39,505   OLD LINE FUNDING CORPORATION                                           4.96         11/15/2007             39,425
        159,238   OLD LINE FUNDING CORPORATION                                           4.96         11/19/2007            158,821
        363,450   OLD LINE FUNDING CORPORATION                                           5.06         11/09/2007            363,024
        197,527   PERRY GLOBAL FUNDING LLC SERIES A++                                    5.13         11/15/2007            197,124
        197,527   PREMIUM ASSET TRUST+/-                                                 5.10         09/16/2008            197,527
        225,181   PREMIUM ASSET TRUST+++/-                                               5.33         12/21/2007            225,154
        150,120   PYXIS MASTER TRUST SERIES 2007-3+++/-                                  5.51         11/27/2007            150,120
         31,960   RACERS TRUST SERIES 2004-6-MM+++/-                                     5.15         05/22/2008             31,934
        632,086   SCALDIS CAPITAL LIMITED++                                              4.94         11/20/2007            630,335
        434,559   SCALDIS CAPITAL LIMITED++                                              5.11         11/15/2007            433,673
        284,439   SEDNA FINANCE INCORPORATED+++/-                                        5.09         04/10/2008            284,251
        201,478   SHIPROCK FINANCE SERIES 2007-4A+++/-                                   5.16         04/11/2008            201,477
        154,071   SKANDINAVISKA ENSKILDA BANKEN AB (NEW YORK)+/-                         4.80         02/29/2008            153,941
        197,527   SKANDINAVISKA ENSKILDA BANKEN AB (NEW YORK)+/-                         5.11         02/04/2008            197,525
        158,022   SLM CORPORATION+++/-                                                   5.11         05/12/2008            156,626
        244,933   STANFIELD VICTORIA FUNDING LLC+++/-                                    5.23         04/03/2008            244,809
        395,054   STANFIELD VICTORIA FUNDING LLC+++/-                                    5.57         02/15/2008            394,856
        371,351   THAMES ASSET GLOBAL SECURITIZATION #1 INCORPORATED++                   5.03         11/09/2007            370,916
         45,676   THE TRAVELERS INSURANCE COMPANY+/-                                     5.19         02/08/2008             45,675
        590,716   THUNDER BAY FUNDING INCORPORATED++                                     5.10         11/07/2007            590,202
        197,527   UNICREDITO ITALIANO BANK (IRELAND)+/-                                  5.11         10/14/2008            197,244
        197,527   UNICREDITO ITALIANO BANK (IRELAND) SERIES LIB+++/-                     5.14         10/08/2008            197,290
         84,542   VARIABLE FUNDING CAPITAL COMPANY                                       4.98         11/01/2007             84,542
        205,428   VERSAILLES CDS LLC                                                     4.93         11/15/2007            205,009
        197,527   VERSAILLES CDS LLC                                                     5.15         11/06/2007            197,383
        339,746   VICTORIA FINANCE LLC+++/-                                              5.01         07/28/2008            339,288
        197,527   VICTORIA FINANCE LLC+++/-                                              5.03         08/07/2008            197,527
        395,054   WHITE PINE FINANCE LLC+++/-                                            5.46         02/22/2008            394,821

                                                                                                                         36,718,755
                                                                                                                    ---------------

TOTAL COLLATERAL FOR SECURITIES LENDING (COST $37,441,900)                                                               37,403,936
                                                                                                                    ---------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE LARGE CAP STOCK FUNDS

                        PORTFOLIO OF INVESTMENTS -- OCTOBER 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   EQUITY INDEX FUND
--------------------------------------------------------------------------------

SHARES            SECURITY NAME                                                                                          VALUE
RIGHTS: 0.00%
         12,100   SEAGATE TECHNOLOGY RIGHTS+(I)(A)                                                                  $             0

TOTAL RIGHTS (COST $0)                                                                                                            0
                                                                                                                    ---------------
SHORT-TERM INVESTMENTS: 0.54%
      1,842,039   WELLS FARGO ADVANTAGE MONEY MARKET TRUST~++                                                             1,842,039
                                                                                                                    ---------------

PRINCIPAL                                                                           INTEREST RATE   MATURITY DATE
US TREASURY BILLS: 0.05%
$        30,000   US TREASURY BILL^#                                                     4.72%        11/08/2007             29,978
        100,000   US TREASURY BILLS^#                                                    4.09         02/07/2008             98,953
         60,000   US TREASURY BILLS^#                                                    4.81         02/07/2008             59,372

                                                                                                                            188,303
                                                                                                                    ---------------

TOTAL SHORT-TERM INVESTMENTS (COST $2,030,118)                                                                            2,030,342
                                                                                                                    ---------------

TOTAL INVESTMENTS IN SECURITIES
(COST $225,406,426)*                                     109.92%                                                    $   413,909,419

OTHER ASSETS AND LIABILITIES, NET                         (9.92)                                                        (37,369,893)
                                                         ------                                                     ---------------

TOTAL NET ASSETS                                         100.00%                                                    $   376,539,526
                                                         ------                                                     ---------------

+     NON-INCOME EARNING SECURITIES.

<<    ALL OR A PORTION OF THIS SECURITY IS ON LOAN.

##    LONG-TERM SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $873,882.

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4(2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

+/-   VARIABLE RATE INVESTMENTS.

^^ THIS SECURITY IS CURRENTLY IN DEFAULT WITH REGARDS TO SCHEDULED INTEREST AND/OR PRINCIPAL PAYMENTS.

(I)   ILLIQUID SECURITY.

(A) SECURITY FAIR VALUED IN ACCORDANCE WITH THE PROCEDURES APPROVED BY THE BOARD OF TRUSTEES.

~ THIS WELLS FARGO ADVANTAGE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO ADVANTAGE MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

++    SHORT-TERM SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $1,842,039.

^     ZERO COUPON BOND. INTEREST RATE PRESENTED IS YIELD TO MATURITY.

#     SECURITY PLEDGED AS COLLATERAL FOR FUTURES TRANSACTIONS.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE LARGE CAP STOCK FUNDS

                        PORTFOLIO OF INVESTMENTS -- OCTOBER 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   LARGE COMPANY CORE FUND
--------------------------------------------------------------------------------

SHARES            SECURITY NAME                                                                                          VALUE
COMMON STOCKS: 99.00%

APPAREL & ACCESSORY STORES: 3.17%
         87,000   GAP INCORPORATED                                                                                  $     1,644,300
                                                                                                                    ---------------
BIOPHARMACEUTICALS: 3.18%
         37,500   TEVA PHARMACEUTICAL INDUSTRIES LIMITED ADR                                                              1,650,375
                                                                                                                    ---------------
BUSINESS SERVICES: 6.59%
         69,000   MICROSOFT CORPORATION                                                                                   2,539,890
         47,000   SYMANTEC CORPORATION+                                                                                     882,660

                                                                                                                          3,422,550
                                                                                                                    ---------------
CHEMICALS & ALLIED PRODUCTS: 9.65%
         21,000   JOHNSON & JOHNSON                                                                                       1,368,570
         74,800   PFIZER INCORPORATED                                                                                     1,840,828
         37,000   WYETH                                                                                                   1,799,310

                                                                                                                          5,008,708
                                                                                                                    ---------------
COMMUNICATIONS: 3.06%
         76,000   COMCAST CORPORATION CLASS A+                                                                            1,586,120
                                                                                                                    ---------------
DEPOSITORY INSTITUTIONS: 13.92%
         38,400   BANK OF AMERICA CORPORATION                                                                             1,853,952
         41,000   CITIGROUP INCORPORATED                                                                                  1,717,900
         34,600   JPMORGAN CHASE & COMPANY                                                                                1,626,200
         92,000   WESTERN UNION COMPANY                                                                                   2,027,680

                                                                                                                          7,225,732
                                                                                                                    ---------------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT: 10.88%
         26,000   ANALOG DEVICES INCORPORATED                                                                               869,960
         40,300   CISCO SYSTEMS INCORPORATED+                                                                             1,332,318
         42,000   GENERAL ELECTRIC COMPANY                                                                                1,728,720
         38,500   NOVELLUS SYSTEMS INCORPORATED+                                                                          1,093,785
         17,400   TYCO ELECTRONICS LIMITED                                                                                  620,658

                                                                                                                          5,645,441
                                                                                                                    ---------------
GENERAL MERCHANDISE STORES: 3.87%
         44,400   WAL-MART STORES INCORPORATED                                                                            2,007,324
                                                                                                                    ---------------
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT: 7.18%
         15,500   3M COMPANY                                                                                              1,338,580
         27,500   DELL INCORPORATED+                                                                                        841,500
         57,500   INTEL CORPORATION                                                                                       1,546,750

                                                                                                                          3,726,830
                                                                                                                    ---------------
INSURANCE CARRIERS: 3.65%
         30,000   AMERICAN INTERNATIONAL GROUP INCORPORATED                                                               1,893,600
                                                                                                                    ---------------
MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS: 3.77%
         47,000   COVIDIEN LIMITED                                                                                        1,955,200
                                                                                                                    ---------------
MISCELLANEOUS MANUFACTURING INDUSTRIES: 3.17%
         40,000   TYCO INTERNATIONAL LIMITED                                                                              1,646,800
                                                                                                                    ---------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE LARGE CAP STOCK FUNDS

                        PORTFOLIO OF INVESTMENTS -- OCTOBER 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   LARGE COMPANY CORE FUND
--------------------------------------------------------------------------------

SHARES            SECURITY NAME                                                                                        VALUE
MISCELLANEOUS RETAIL: 4.28%
         50,000   OFFICE DEPOT INCORPORATED+                                                                        $       938,000
         55,000   STAPLES INCORPORATED                                                                                    1,283,700

                                                                                                                          2,221,700
                                                                                                                    ---------------
MOTION PICTURES: 3.62%
        103,000   TIME WARNER INCORPORATED                                                                                1,880,780
                                                                                                                    ---------------
NON-DEPOSITORY CREDIT INSTITUTIONS: 1.00%
         27,000   DISCOVER FINANCIAL SERVICES                                                                               521,100
                                                                                                                    ---------------
OIL & GAS EXTRACTION: 3.46%
         19,200   DEVON ENERGY CORPORATION                                                                                1,793,280
                                                                                                                    ---------------
PETROLEUM REFINING & RELATED INDUSTRIES: 7.84%
         21,700   CHEVRON CORPORATION                                                                                     1,985,767
         24,500   CONOCOPHILLIPS                                                                                          2,081,520

                                                                                                                          4,067,287
                                                                                                                    ---------------
SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES: 6.71%
         24,000   MERRILL LYNCH & COMPANY INCORPORATED                                                                    1,584,480
         28,200   MORGAN STANLEY                                                                                          1,896,733

                                                                                                                          3,481,212
                                                                                                                    ---------------

TOTAL COMMON STOCKS (COST $47,245,061)                                                                                   51,378,339
                                                                                                                    ---------------
SHORT-TERM INVESTMENTS: 0.60%
        310,036   WELLS FARGO ADVANTAGE MONEY MARKET TRUST~+++                                                              310,036
                                                                                                                    ---------------

TOTAL SHORT-TERM INVESTMENTS (COST $310,036)                                                                                310,036
                                                                                                                    ---------------
TOTAL INVESTMENTS IN SECURITIES
(COST $47,555,097)*                                       99.60%                                                    $    51,688,376

OTHER ASSETS AND LIABILITIES, NET                          0.40                                                             207,975
                                                         ------                                                     ---------------

TOTAL NET ASSETS                                         100.00%                                                    $    51,896,351
                                                         ------                                                     ---------------

+     NON-INCOME EARNING SECURITIES.

~ THIS WELLS FARGO ADVANTAGE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO ADVANTAGE MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

+++   SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $310,036.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE LARGE CAP STOCK FUNDS

                        PORTFOLIO OF INVESTMENTS -- OCTOBER 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   U.S. VALUE FUND
--------------------------------------------------------------------------------

SHARES            SECURITY NAME                                                                                          VALUE
COMMON STOCKS: 96.83%

APPAREL & ACCESSORY STORES: 0.16%
         15,900   GAP INCORPORATED                                                                                  $       300,510
                                                                                                                    ---------------
BIOPHARMACEUTICALS: 0.02%
          2,000   PDL BIOPHARMA INCORPORATED+                                                                                42,400
                                                                                                                    ---------------
BUSINESS SERVICES: 1.54%
          1,000   EBAY INCORPORATED+                                                                                         36,100
          5,000   ELECTRONIC ARTS INCORPORATED+                                                                             305,600
         22,000   SYMANTEC CORPORATION+                                                                                     413,160
         67,000   YAHOO! INCORPORATED+<<                                                                                  2,083,700

                                                                                                                          2,838,560
                                                                                                                    ---------------
CHEMICALS & ALLIED PRODUCTS: 8.20%
          8,400   AMGEN INCORPORATED+                                                                                       488,124
            290   BASF AG ADR                                                                                                40,181
         60,000   BRISTOL-MYERS SQUIBB COMPANY                                                                            1,799,400
         84,000   DOW CHEMICAL COMPANY                                                                                    3,783,360
         50,631   E.I. DU PONT DE NEMOURS & COMPANY                                                                       2,506,741
        262,000   PFIZER INCORPORATED                                                                                     6,447,820

                                                                                                                         15,065,626
                                                                                                                    ---------------
COMMUNICATIONS: 6.95%
        106,800   AT&T INCORPORATED                                                                                       4,463,172
        130,000   COMCAST CORPORATION CLASS A+<<                                                                          2,736,500
         27,300   IAC/INTERACTIVECORP+                                                                                      804,258
            116   LIBERTY MEDIA CORPORATION CAPITAL SERIES A+                                                                14,498
          1,000   LIBERTY MEDIA CORPORATION INTERACTIVE SERIES A+                                                            21,230
        277,000   SPRINT NEXTEL CORPORATION                                                                               4,736,700

                                                                                                                         12,776,358
                                                                                                                    ---------------
DEPOSITORY INSTITUTIONS: 18.96%
          8,100   ASTORIA FINANCIAL CORPORATION                                                                             210,519
          9,018   BANCO BILBAO VIZCAYA ARGENTARIA SA ADR                                                                    227,614
        113,900   BANK OF AMERICA CORPORATION                                                                             5,499,092
          1,943   BANK OF NEW YORK MELLON CORPORATION                                                                        94,916
         40,000   BB&T CORPORATION                                                                                        1,478,800
        210,700   CITIGROUP INCORPORATED                                                                                  8,828,330
        113,000   CITIZENS REPUBLIC BANKCORP INCORPORATED                                                                 1,719,860
         30,000   FIFTH THIRD BANCORP                                                                                       938,400
         48,400   JPMORGAN CHASE & COMPANY                                                                                2,274,800
         11,000   KEYCORP                                                                                                   312,950
          1,900   M&T BANK CORPORATION<<                                                                                    189,012
         50,900   MARSHALL & ILSLEY CORPORATION                                                                           2,173,430
         14,000   PNC FINANCIAL SERVICES GROUP                                                                            1,010,240
         13,000   REGIONS FINANCIAL CORPORATION                                                                             352,560
         10,000   SUNTRUST BANKS INCORPORATED                                                                               726,000
         47,000   US BANCORP                                                                                              1,558,520
         50,500   WACHOVIA CORPORATION                                                                                    2,309,365
         75,000   WASHINGTON MUTUAL INCORPORATED                                                                          2,091,000
         84,000   WELLS FARGO & COMPANY##                                                                                 2,856,840

                                                                                                                         34,852,248
                                                                                                                    ---------------
ELECTRIC, GAS & SANITARY SERVICES: 1.14%
          6,600   PROGRESS ENERGY INCORPORATED                                                                              316,800

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE LARGE CAP STOCK FUNDS

                        PORTFOLIO OF INVESTMENTS -- OCTOBER 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   U.S. VALUE FUND
--------------------------------------------------------------------------------

SHARES            SECURITY NAME                                                                                          VALUE
ELECTRIC, GAS & SANITARY SERVICES (continued)
         49,000   WASTE MANAGEMENT INCORPORATED                                                                     $     1,783,110

                                                                                                                          2,099,910
                                                                                                                    ---------------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT: 13.88%
        109,000   FUELCELL ENERGY INCORPORATED+<<                                                                         1,096,540
        350,000   GENERAL ELECTRIC COMPANY                                                                               14,406,000
         66,000   MAXIM INTEGRATED PRODUCTS INCORPORATED                                                                  1,788,600
        138,000   MOLEX INCORPORATED CLASS A                                                                              3,767,400
         58,000   MOTOROLA INCORPORATED                                                                                   1,089,820
        103,000   TEXAS INSTRUMENTS INCORPORATED                                                                          3,357,800

                                                                                                                         25,506,160
                                                                                                                    ---------------
FOOD & KINDRED PRODUCTS: 14.20%
         13,000   ANHEUSER-BUSCH COMPANIES INCORPORATED                                                                     666,640
         15,000   COCA-COLA ENTERPRISES INCORPORATED                                                                        387,150
         60,000   CONAGRA FOODS INCORPORATED                                                                              1,423,800
        258,000   DEL MONTE FOODS COMPANY                                                                                 2,667,720
        221,900   KRAFT FOODS INCORPORATED CLASS A                                                                        7,413,679
          2,000   SARA LEE CORPORATION                                                                                       33,080
        126,100   THE COCA-COLA COMPANY                                                                                   7,787,936
        126,000   THE HERSHEY COMPANY<<                                                                                   5,431,860
         18,000   TYSON FOODS INCORPORATED CLASS A                                                                          284,400

                                                                                                                         26,096,265
                                                                                                                    ---------------
FURNITURE & FIXTURES: 0.02%
          1,000   NEWELL RUBBERMAID INCORPORATED                                                                             29,160
                                                                                                                    ---------------
HOLDING & OTHER INVESTMENT OFFICES: 0.15%
         10,000   DISCOVERY HOLDING COMPANY CLASS A+                                                                        285,100
                                                                                                                    ---------------
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT: 5.92%
         98,000   APPLIED MATERIALS INCORPORATED                                                                          1,903,160
        165,000   INTEL CORPORATION                                                                                       4,438,500
         38,800   INTERNATIONAL BUSINESS MACHINES CORPORATION                                                             4,505,456
          1,000   PALL CORPORATION                                                                                           40,070

                                                                                                                         10,887,186
                                                                                                                    ---------------
INSURANCE AGENTS, BROKERS & SERVICE: 1.06%
         75,000   MARSH & MCLENNAN COMPANIES INCORPORATED                                                                 1,941,750
                                                                                                                    ---------------
INSURANCE CARRIERS: 5.33%
         17,800   ALLSTATE CORPORATION                                                                                      932,720
         85,400   AMERICAN INTERNATIONAL GROUP INCORPORATED                                                               5,390,448
         15,000   CHUBB CORPORATION                                                                                         800,250
         10,000   LINCOLN NATIONAL CORPORATION                                                                              623,700
            930   METLIFE INCORPORATED                                                                                       64,031
        105,000   THE PROGRESSIVE CORPORATION                                                                             1,942,500
          1,000   THE TRAVELERS COMPANIES INCORPORATED                                                                       52,210

                                                                                                                          9,805,859
                                                                                                                    ---------------
MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS: 0.97%
        106,000   BOSTON SCIENTIFIC CORPORATION+                                                                          1,470,220
          6,800   COVIDIEN LIMITED                                                                                          282,880
          1,000   EASTMAN KODAK COMPANY                                                                                      28,660

                                                                                                                          1,781,760
                                                                                                                    ---------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE LARGE CAP STOCK FUNDS

                        PORTFOLIO OF INVESTMENTS -- OCTOBER 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   U.S. VALUE FUND
--------------------------------------------------------------------------------

SHARES            SECURITY NAME                                                                                          VALUE
MEDICAL EQUIPMENT & SUPPLIES: 1.00%
         45,000   ST. JUDE MEDICAL INCORPORATED+                                                                    $     1,832,850
                                                                                                                    ---------------
MEDICAL PRODUCTS: 1.97%
         52,000   ZIMMER HOLDINGS INCORPORATED+                                                                           3,613,480
                                                                                                                    ---------------
METAL MINING: 0.32%
          5,900   BARRICK GOLD CORPORATION                                                                                  260,367
          6,400   NEWMONT MINING CORPORATION                                                                                325,504

                                                                                                                            585,871
                                                                                                                    ---------------
MISCELLANEOUS MANUFACTURING INDUSTRIES: 1.18%
         52,500   TYCO INTERNATIONAL LIMITED                                                                              2,161,425
                                                                                                                    ---------------
MOTION PICTURES: 3.88%
         56,000   TIME WARNER CABLE INCORPORATED+                                                                         1,601,040
        231,000   TIME WARNER INCORPORATED                                                                                4,218,060
         38,000   WALT DISNEY COMPANY                                                                                     1,315,940

                                                                                                                          7,135,040
                                                                                                                    ---------------
MOTOR FREIGHT TRANSPORTATION & WAREHOUSING: 0.02%
            300   FEDEX CORPORATION                                                                                          31,002
                                                                                                                    ---------------
NON-DEPOSITORY CREDIT INSTITUTIONS: 1.20%
         32,000   AMERICAN EXPRESS COMPANY                                                                                1,950,400
         16,000   COUNTRYWIDE FINANCIAL CORPORATION<<                                                                       248,320
            250   DISCOVER FINANCIAL SERVICES                                                                                 4,825

                                                                                                                          2,203,545
                                                                                                                    ---------------
PAPER & ALLIED PRODUCTS: 0.02%
          1,000   MEADWESTVACO CORPORATION                                                                                   33,640
                                                                                                                    ---------------
PETROLEUM REFINING & RELATED INDUSTRIES: 4.13%
         13,000   CHEVRON CORPORATION                                                                                     1,189,630
         69,500   EXXON MOBIL CORPORATION                                                                                 6,393,305

                                                                                                                          7,582,935
                                                                                                                    ---------------
PRIMARY METAL INDUSTRIES: 0.02%
          1,000   ALCOA INCORPORATED                                                                                         39,590
                                                                                                                    ---------------
PRINTING, PUBLISHING & ALLIED INDUSTRIES: 1.16%
         30,000   CBS CORPORATION CLASS B<<                                                                                 861,000
         26,200   GANNETT COMPANY INCORPORATED<<                                                                          1,111,142
          4,000   VIACOM INCORPORATED CLASS B+<<                                                                            165,160

                                                                                                                          2,137,302
                                                                                                                    ---------------
SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES: 1.05%
         22,800   LEGG MASON INCORPORATED                                                                                 1,891,032
            500   MORGAN STANLEY                                                                                             33,630

                                                                                                                          1,924,662
                                                                                                                    ---------------
TRANSPORTATION EQUIPMENT: 0.20%
          2,000   GENERAL DYNAMICS CORPORATION                                                                              181,920
          1,000   LOCKHEED MARTIN CORPORATION                                                                               110,040

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE LARGE CAP STOCK FUNDS

                        PORTFOLIO OF INVESTMENTS -- OCTOBER 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   U.S. VALUE FUND
--------------------------------------------------------------------------------

SHARES            SECURITY NAME                                                                                          VALUE
TRANSPORTATION EQUIPMENT (continued)
          1,000   UNITED TECHNOLOGIES CORPORATION                                                                   $        76,590

                                                                                                                            368,550
                                                                                                                    ---------------
WHOLESALE TRADE NON-DURABLE GOODS: 2.18%
        117,000   SYSCO CORPORATION                                                                                       4,011,929
                                                                                                                    ---------------

TOTAL COMMON STOCKS (COST $149,409,149)                                                                                 177,970,673
                                                                                                                    ---------------
COLLATERAL FOR SECURITIES LENDING: 6.82%

COLLATERAL INVESTED IN MONEY MARKET FUNDS: 0.16%
          4,556   AIM SHORT-TERM INVESTMENT COMPANY - LIQUID ASSETS PORTFOLIO                                                 4,556
        132,456   BLACKROCK TEMPORARY #24 MONEY MARKET FUND                                                                 132,456
         92,719   DAILY ASSETS FUND INSTITUTIONAL                                                                            92,719
         66,228   PREMIUM ASSET TRUST+/-                                                                                     66,228

                                                                                                                            295,959
                                                                                                                    ---------------

PRINCIPAL                                                                           INTEREST RATE   MATURITY DATE
COLLATERAL INVESTED IN OTHER ASSETS: 6.66%
$       264,912   ALPINE SECURITIZATION CORPORATION++                                    4.89%        11/13/2007            264,448
        137,754   ALPINE SECURITIZATION CORPORATION                                      4.92         11/01/2007            137,754
        158,947   ATLANTIC ASSET SECURITIZATION CORPORATION++                            5.09         11/15/2007            158,623
         15,895   ATLANTIS ONE FUNDING CORPORATION++                                     5.00         11/02/2007             15,892
         47,684   ATOMIUM FUNDING LLC                                                    4.93         11/05/2007             47,657
         66,228   BANCO SANTANDER TOTTA LOAN+/-++                                        5.07         10/15/2008             66,097
         66,228   BANK OF IRELAND SERIES EXTC+/-++                                       5.35         10/14/2008             66,123
        238,421   BARCLAYS REPURCHASE AGREEMENT - 102% COLLATERALIZED
                  (MATURITY VALUE $238,455)                                              5.09         11/01/2007            238,421
         52,982   BARTON CAPITAL CORPORATION++                                           5.00         11/02/2007             52,974
         92,719   BARTON CAPITAL CORPORATION                                             5.01         11/06/2007             92,652
        132,456   BEAR STEARNS & COMPANY INCORPORATED INTERNATIONAL REPURCHASE
                  AGREEMENT - 102% COLLATERALIZED
                  (MATURITY VALUE $132,474)                                              4.99         11/01/2007            132,456
        569,561   BEAR STEARNS & COMPANY INCORPORATED REPURCHASE AGREEMENT -
                  102% COLLATERALIZED
                  (MATURITY VALUE $569,731)                                              5.04         11/01/2007            569,561
         52,982   BNP PARIBAS+/-                                                         5.33         05/07/2008             52,949
        264,912   BNP PARIBAS REPURCHASE AGREEMENT - 102% COLLATERALIZED
                  (MATURITY VALUE $264,949)                                              5.02         11/01/2007            264,912
         86,094   BNP PARIBAS REPURCHASE AGREEMENT - 102% COLLATERALIZED
                  (MATURITY VALUE $86,106)                                               4.98         11/01/2007             86,094
         66,228   CHARIOT FUNDING LLC++                                                  4.82         11/07/2007             66,170
         66,228   CHARIOT FUNDING LLC++                                                  4.86         11/16/2007             66,083
         42,386   CHARIOT FUNDING LLC                                                    4.94         11/14/2007             42,305
         66,228   CHARIOT FUNDING LLC++                                                  4.95         11/06/2007             66,180
        172,193   CHEYNE FINANCE LLC+/-++^^                                              4.83         02/25/2008            165,999
        132,456   CHEYNE FINANCE LLC+/-++^^                                              4.98         05/19/2008            125,833
         26,491   CIT GROUP INCORPORATED+/-                                              5.67         12/19/2007             26,433
         29,207   CIT GROUP INCORPORATED+/-                                              5.73         11/23/2007             29,158
        670,531   CITIGROUP REPURCHASE AGREEMENT - 102% COLLATERALIZED
                  (MATURITY VALUE $670,625)                                              5.02         11/01/2007            670,531
        158,947   CLIPPER RECEIVABLES CORPORATION++                                      5.06         11/09/2007            158,761
        103,316   CLIPPER RECEIVABLES CORPORATION++                                      5.11         11/08/2007            103,210
         37,088   CLIPPER RECEIVABLES CORPORATION++                                      5.13         11/01/2007             37,088
         13,246   COMERICA BANK+/-                                                       5.12         02/08/2008             13,242
        662,280   CREDIT SUISSE FIRST BOSTON REPURCHASE AGREEMENT - 102%
                  COLLATERALIZED
                  (MATURITY VALUE $662,373)                                              5.04         11/01/2007            662,280
        158,947   CULLINAN FINANCE CORPORATION+/-++                                      4.85         02/25/2008            158,947
        198,684   CULLINAN FINANCE CORPORATION+/-++                                      5.01         08/04/2008            197,196

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE LARGE CAP STOCK FUNDS

                        PORTFOLIO OF INVESTMENTS -- OCTOBER 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   U.S. VALUE FUND
--------------------------------------------------------------------------------

PRINCIPAL         SECURITY NAME                                                     INTEREST RATE   MATURITY DATE        VALUE
COLLATERAL INVESTED IN OTHER ASSETS (continued)
$        66,228   CULLINAN FINANCE CORPORATION+/-++                                      5.32%        02/12/2008    $        66,012
        105,965   FAIRWAY FINANCE CORPORATION                                            4.92         11/08/2007            105,857
         66,398   FAIRWAY FINANCE CORPORATION                                            5.01         11/05/2007             66,359
        105,965   FAIRWAY FINANCE CORPORATION++                                          5.10         11/02/2007            105,949
         66,228   FALCON ASSET SECURITIZATION CORPORATION++                              5.32         11/06/2007             66,180
         84,480   FCAR OWNER TRUST SERIES I                                              4.91         11/14/2007             84,320
        264,912   FIVE FINANCE INCORPORATED+/-++                                         5.18         07/09/2008            264,520
        185,438   GALLEON CAPITAL LLC++                                                  4.99         11/05/2007            185,331
        185,438   GALLEON CAPITAL LLC++                                                  5.10         11/02/2007            185,411
         26,491   HARRIER FINANCE FUNDING LLC+/-                                         4.89         04/25/2008             26,491
         66,228   HARRIER FINANCE FUNDING LLC+/-++                                       5.20         01/11/2008             66,230
        132,456   HUDSON-THAMES LLC+/-++                                                 5.67         06/16/2008            131,555
        172,193   ING (USA) ANNUITY & LIFE INSURANCE COMPANY+/-                          5.13         08/16/2008            172,193
         66,228   INTESA BANK (IRELAND) PLC SERIES BKNT+/-++                             4.88         10/24/2008             66,115
          3,974   INTESA FUNDING LLC                                                     4.86         11/07/2007              3,970
      1,536,490   JPMORGAN CHASE SECURITIES CORPORATION REPURCHASE AGREEMENT -
                  102% COLLATERALIZED
                  (MATURITY VALUE $1,536,705)                                            5.04         11/01/2007          1,536,490
        132,456   JUPITER SECURITIZATION CORPORATION                                     4.90         11/01/2007            132,456
        152,324   KESTREL FUNDING US LLC+/-++                                            4.84         02/25/2008            152,270
         26,491   KESTREL FUNDING US LLC+/-                                              4.89         04/25/2008             26,491
         57,221   LIBERTY STREET FUNDING CORPORATION++                                   5.02         11/01/2007             57,221
        132,456   LINKS FINANCE LLC+/-++                                                 5.01         08/15/2008            132,216
        177,491   LIQUID FUNDING LIMITED+/-++                                            5.22         11/13/2007            177,491
        196,035   LIQUID FUNDING LIMITED+/-++                                            5.70         06/11/2008            196,186
        264,912   MERRILL LYNCH & COMPANY INCORPORATED REPURCHASE AGREEMENT -
                  102% COLLATERALIZED
                  (MATURITY VALUE $264,949)                                              5.00         11/01/2007            264,912
         87,421   MONT BLANC CAPITAL CORPORATION                                         4.90         11/07/2007             87,345
        275,897   MORGAN STANLEY REPURCHASE AGREEMENT - 102% COLLATERALIZED
                  (MATURITY VALUE $275,935)                                              5.02         11/01/2007            275,897
         12,252   MORGAN STANLEY SERIES EXL+/-                                           5.22         10/15/2008             12,252
         84,772   NEWPORT FUNDING CORPORATION                                            5.11         11/14/2007             84,611
        119,210   NORTH SEA FUNDING LLC                                                  4.99         11/16/2007            118,949
        185,438   NORTH SEA FUNDING LLC                                                  5.13         11/08/2007            185,249
        132,456   NORTHERN ROCK PLC+/-++                                                 5.15         10/03/2008            131,780
         13,246   OLD LINE FUNDING CORPORATION                                           4.96         11/15/2007             13,219
         53,390   OLD LINE FUNDING CORPORATION                                           4.96         11/19/2007             53,250
        121,860   OLD LINE FUNDING CORPORATION                                           5.06         11/09/2007            121,717
         66,228   PERRY GLOBAL FUNDING LLC SERIES A++                                    5.13         11/15/2007             66,093
         75,500   PREMIUM ASSET TRUST+/-++                                               5.33         12/21/2007             75,491
         50,333   PYXIS MASTER TRUST SERIES 2007-3+/-++                                  5.51         11/27/2007             50,333
         10,716   RACERS TRUST SERIES 2004-6-MM+/-++                                     5.15         05/22/2008             10,707
        211,930   SCALDIS CAPITAL LIMITED++                                              4.94         11/20/2007            211,343
        145,702   SCALDIS CAPITAL LIMITED++                                              5.11         11/15/2007            145,404
         95,368   SEDNA FINANCE INCORPORATED+/-++                                        5.09         04/10/2008             95,305
         67,553   SHIPROCK FINANCE SERIES 2007-4A+/-++                                   5.16         04/11/2008             67,553
         51,658   SKANDINAVISKA ENSKILDA BANKEN AB (NEW YORK)+/-                         4.80         02/29/2008             51,614
         66,228   SKANDINAVISKA ENSKILDA BANKEN AB (NEW YORK)+/-                         5.11         02/04/2008             66,227
         52,982   SLM CORPORATION+/-++                                                   5.11         05/12/2008             52,515
         82,123   STANFIELD VICTORIA FUNDING LLC+/-++                                    5.23         04/03/2008             82,081
        132,456   STANFIELD VICTORIA FUNDING LLC+/-++                                    5.57         02/15/2008            132,390
        124,509   THAMES ASSET GLOBAL SECURITIZATION #1 INCORPORATED++                   5.03         11/09/2007            124,363
         15,315   THE TRAVELERS INSURANCE COMPANY+/-                                     5.19         02/08/2008             15,314
        198,059   THUNDER BAY FUNDING INCORPORATED++                                     5.10         11/07/2007            197,887
         66,228   UNICREDITO ITALIANO BANK (IRELAND)+/-                                  5.11         10/14/2008             66,133
         66,228   UNICREDITO ITALIANO BANK (IRELAND) SERIES LIB+/-++                     5.14         10/08/2008             66,149
         28,346   VARIABLE FUNDING CAPITAL COMPANY                                       4.98         11/01/2007             28,346
         68,877   VERSAILLES CDS LLC                                                     4.93         11/15/2007             68,737
         66,228   VERSAILLES CDS LLC                                                     5.15         11/06/2007             66,180
        113,912   VICTORIA FINANCE LLC+/-++                                              5.01         07/28/2008            113,758
         66,228   VICTORIA FINANCE LLC+/-++                                              5.03         08/07/2008             66,228

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE LARGE CAP STOCK FUNDS

                        PORTFOLIO OF INVESTMENTS -- OCTOBER 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   U.S. VALUE FUND
--------------------------------------------------------------------------------

PRINCIPAL         SECURITY NAME                                                     INTEREST RATE   MATURITY DATE        VALUE
COLLATERAL INVESTED IN OTHER ASSETS (continued)
$       132,456   WHITE PINE FINANCE LLC+/-++                                            5.46%        02/22/2008    $       132,378

                                                                                                                         12,245,053
                                                                                                                    ---------------

TOTAL COLLATERAL FOR SECURITIES LENDING (COST $12,553,741)                                                               12,541,012
                                                                                                                    ---------------

SHARES
SHORT-TERM INVESTMENTS: 2.97%
       5,450,186  WELLS FARGO ADVANTAGE MONEY MARKET TRUST~+++                                                            5,450,186

TOTAL SHORT-TERM INVESTMENTS (COST $5,450,186)                                                                            5,450,186
                                                                                                                    ---------------

TOTAL INVESTMENTS IN SECURITIES
(COST $167,413,076)*                                     106.62%                                                    $   195,961,871

OTHER ASSETS AND LIABILITIES, NET                         (6.62)                                                        (12,169,096)
                                                         ------                                                     ---------------

TOTAL NET ASSETS                                         100.00%                                                    $   183,792,775
                                                         ------                                                     ---------------

+     NON-INCOME EARNING SECURITIES.

<<    ALL OR A PORTION OF THIS SECURITY IS ON LOAN.

##    LONG-TERM SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $2,874,905.

+/-   VARIABLE RATE INVESTMENTS.

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4(2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

^^ THIS SECURITY IS CURRENTLY IN DEFAULT WITH REGARDS TO SCHEDULED INTEREST AND/OR PRINCIPAL PAYMENTS.

~ THIS WELLS FARGO ADVANTAGE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO ADVANTAGE MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

+++   SHORT-TERM SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $5,450,186.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE LARGE CAP STOCK FUNDS

                        PORTFOLIO OF INVESTMENTS -- OCTOBER 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   ENDEAVOR LARGE CAP FUND
--------------------------------------------------------------------------------

SHARES            SECURITY NAME                                                                                          VALUE
COMMON STOCKS: 99.00%

AEROSPACE, DEFENSE: 1.18%
         13,230   BE AEROSPACE INCORPORATED+                                                                        $       657,663
                                                                                                                    ---------------
BIOPHARMACEUTICALS: 4.20%
         12,780   CELGENE CORPORATION+                                                                                      843,480
         32,500   GILEAD SCIENCES INCORPORATED+                                                                           1,501,175

                                                                                                                          2,344,655
                                                                                                                    ---------------
BUSINESS SERVICES: 14.29%
         35,600   ADOBE SYSTEMS INCORPORATED+                                                                             1,705,240
         27,208   COGNIZANT TECHNOLOGY SOLUTIONS CORPORATION CLASS A+                                                     1,128,044
          3,009   GOOGLE INCORPORATED CLASS A+                                                                            2,127,363
         28,830   JUNIPER NETWORKS INCORPORATED+<<                                                                        1,037,880
          4,640   MASTERCARD INCORPORATED CLASS A<<                                                                         879,512
         32,180   ORACLE CORPORATION+                                                                                       713,431
         20,180   SYMANTEC CORPORATION+                                                                                     378,980

                                                                                                                          7,970,450
                                                                                                                    ---------------
CHEMICALS & ALLIED PRODUCTS: 0.94%
          8,020   JOHNSON & JOHNSON                                                                                         522,663
                                                                                                                    ---------------
COMMUNICATIONS: 6.94%
         17,420   AMERICA MOVIL SAB DE C.V. ADR SERIES L                                                                  1,139,094
         17,820   AMERICAN TOWER CORPORATION CLASS A+                                                                       787,288
          7,089   EQUINIX INCORPORATED+<<                                                                                   827,003
         19,290   NII HOLDINGS INCORPORATED+                                                                              1,118,820

                                                                                                                          3,872,205
                                                                                                                    ---------------
DEPOSITORY INSTITUTIONS: 3.51%
         21,180   JPMORGAN CHASE & COMPANY                                                                                  995,460
         12,060   STATE STREET CORPORATION                                                                                  962,026

                                                                                                                          1,957,486
                                                                                                                    ---------------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT: 6.50%
         42,810   CISCO SYSTEMS INCORPORATED+                                                                             1,415,299
         16,460   COOPER INDUSTRIES LIMITED CLASS A                                                                         862,339
         22,281   NVIDIA CORPORATION+                                                                                       788,302
         13,140   QUALCOMM INCORPORATED                                                                                     561,472

                                                                                                                          3,627,412
                                                                                                                    ---------------
ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT & RELATED SERVICES: 1.04%
         13,540   KBR INCORPORATED+                                                                                         580,595
                                                                                                                    ---------------
FOOD & KINDRED PRODUCTS: 1.40%
         12,610   THE COCA-COLA COMPANY                                                                                     778,794
                                                                                                                    ---------------
GENERAL MERCHANDISE STORES: 0.96%
          9,560   JCPENNEY COMPANY INCORPORATED                                                                             537,654
                                                                                                                    ---------------
HEAVY CONSTRUCTION OTHER THAN BUILDING CONSTRUCTION CONTRACTS: 1.25%
         11,390   MCDERMOTT INTERNATIONAL INCORPORATED+                                                                     695,473
                                                                                                                    ---------------
HOLDING & OTHER INVESTMENT OFFICES: 0.75%
          5,000   EXTERRAN HOLDINGS INCORPORATED+                                                                           421,000
                                                                                                                    ---------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE LARGE CAP STOCK FUNDS

                        PORTFOLIO OF INVESTMENTS -- OCTOBER 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   ENDEAVOR LARGE CAP FUND
--------------------------------------------------------------------------------

SHARES            SECURITY NAME                                                                                          VALUE
HOTELS, ROOMING HOUSES, CAMPS & OTHER LODGE PLACES: 1.21%
         16,450   MARRIOTT INTERNATIONAL INCORPORATED CLASS A                                                       $       676,260
                                                                                                                    ---------------
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT: 14.84%
          8,200   APPLE INCORPORATED+                                                                                     1,557,590
          7,080   DEERE & COMPANY                                                                                         1,096,692
          6,660   EATON CORPORATION                                                                                         616,583
         45,210   EMC CORPORATION                                                                                         1,147,882
         27,700   HEWLETT-PACKARD COMPANY                                                                                 1,431,536
         45,950   INTEL CORPORATION                                                                                       1,236,055
          6,080   RESEARCH IN MOTION LIMITED+                                                                               757,021
         15,600   SEAGATE TECHNOLOGY                                                                                        434,304

                                                                                                                          8,277,663
                                                                                                                    ---------------
INSURANCE CARRIERS: 3.41%
         15,860   METLIFE INCORPORATED                                                                                    1,091,961
         10,260   WELLPOINT INCORPORATED+                                                                                   812,900

                                                                                                                          1,904,861
                                                                                                                    ---------------
MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS: 3.12%
          5,672   C.R. BARD INCORPORATED                                                                                    474,236
         21,500   THERMO FISHER SCIENTIFIC INCORPORATED+                                                                  1,264,415

                                                                                                                          1,738,651
                                                                                                                    ---------------
MEDICAL PRODUCTS: 3.52%
          5,800   ALLERGAN INCORPORATED                                                                                     391,964
         27,020   MERCK & COMPANY INCORPORATED                                                                            1,574,185

                                                                                                                          1,966,149
                                                                                                                    ---------------
METAL MINING: 1.59%
          7,530   FREEPORT-MCMORAN COPPER & GOLD INCORPORATED CLASS B                                                       886,130
                                                                                                                    ---------------
MISCELLANEOUS RETAIL: 5.80%
         12,790   COSTCO WHOLESALE CORPORATION                                                                              860,255
         56,830   CVS CAREMARK CORPORATION                                                                                2,373,789

                                                                                                                          3,234,044
                                                                                                                    ---------------
NON-DEPOSITORY CREDIT INSTITUTIONS: 1.03%
          9,440   AMERICAN EXPRESS COMPANY                                                                                  575,368
                                                                                                                    ---------------
OIL & GAS EXTRACTION: 5.91%
         26,080   CHESAPEAKE ENERGY CORPORATION<<                                                                         1,029,638
         18,970   TRANSOCEAN INCORPORATED+                                                                                2,264,449

                                                                                                                          3,294,087
                                                                                                                    ---------------
PETROLEUM REFINING & RELATED INDUSTRIES: 1.45%
         11,480   VALERO ENERGY CORPORATION                                                                                 808,536
                                                                                                                    ---------------
PIPELINES: 1.91%
         29,210   THE WILLIAMS COMPANIES INCORPORATED                                                                     1,065,873
                                                                                                                    ---------------
SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES: 0.92%
          2,080   GOLDMAN SACHS GROUP INCORPORATED                                                                          515,674
                                                                                                                    ---------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE LARGE CAP STOCK FUNDS

                        PORTFOLIO OF INVESTMENTS -- OCTOBER 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   ENDEAVOR LARGE CAP FUND
--------------------------------------------------------------------------------

SHARES            SECURITY NAME                                                                                          VALUE
SOCIAL SERVICES: 0.84%
         15,540   ABB LIMITED ADR                                                                                   $       469,619
                                                                                                                    ---------------
STONE, CLAY, GLASS & CONCRETE PRODUCTS: 0.91%
         20,900   CORNING INCORPORATED                                                                                      507,243
                                                                                                                    ---------------
TRANSPORTATION BY AIR: 0.97%
          7,300   CONTINENTAL AIRLINES INCORPORATED CLASS B+                                                                250,755
         14,010   DELTA AIR LINES INCORPORATED+                                                                             291,408

                                                                                                                            542,163
                                                                                                                    ---------------
TRANSPORTATION EQUIPMENT: 8.61%
          9,070   BOEING COMPANY                                                                                            894,211
          9,437   GENERAL DYNAMICS CORPORATION                                                                              858,390
         14,840   GOODRICH CORPORATION                                                                                    1,033,754
         12,820   TEXTRON INCORPORATED                                                                                      887,272
         14,720   UNITED TECHNOLOGIES CORPORATION                                                                         1,127,406

                                                                                                                          4,801,033
                                                                                                                    ---------------

TOTAL COMMON STOCKS (COST $44,899,149)                                                                                   55,229,404
                                                                                                                    ---------------
COLLATERAL FOR SECURITIES LENDING: 5.13%

COLLATERAL INVESTED IN MONEY MARKET FUNDS: 0.09%
          1,040   AIM SHORT-TERM INVESTMENT COMPANY - LIQUID ASSETS PORTFOLIO                                                 1,040
         30,235   BLACKROCK TEMPORARY #24 MONEY MARKET FUND                                                                  30,235
         21,165   DAILY ASSETS FUND INSTITUTIONAL                                                                            21,165

                                                                                                                             52,440
                                                                                                                    ---------------

PRINCIPAL                                                                           INTEREST RATE   MATURITY DATE
COLLATERAL INVESTED IN OTHER ASSETS: 5.04%
$        60,470   ALPINE SECURITIZATION CORPORATION++                                    4.89%        11/13/2007             60,364
         31,444   ALPINE SECURITIZATION CORPORATION                                      4.92         11/01/2007             31,444
         36,282   ATLANTIC ASSET SECURITIZATION CORPORATION++                            5.09         11/15/2007             36,208
          3,628   ATLANTIS ONE FUNDING CORPORATION++                                     5.00         11/02/2007              3,628
         10,885   ATOMIUM FUNDING LLC                                                    4.93         11/05/2007             10,878
         15,118   BANCO SANTANDER TOTTA LOAN+++/-                                        5.07         10/15/2008             15,088
         15,118   BANK OF IRELAND SERIES EXTC+++/-                                       5.35         10/14/2008             15,094
         54,423   BARCLAYS REPURCHASE AGREEMENT - 102% COLLATERALIZED (MATURITY
                  VALUE $54,431)                                                         5.09         11/01/2007             54,423
         12,094   BARTON CAPITAL CORPORATION++                                           5.00         11/02/2007             12,092
         21,165   BARTON CAPITAL CORPORATION                                             5.01         11/06/2007             21,149
         30,235   BEAR STEARNS & COMPANY INCORPORATED INTERNATIONAL REPURCHASE
                  AGREEMENT - 102% COLLATERALIZED (MATURITY VALUE $30,239)               4.99         11/01/2007             30,235
        130,011   BEAR STEARNS & COMPANY INCORPORATED REPURCHASE AGREEMENT -
                  102% COLLATERALIZED (MATURITY VALUE $130,029)                          5.04         11/01/2007            130,011
         12,094   BNP PARIBAS+/-                                                         5.33         05/07/2008             12,086
         19,652   BNP PARIBAS REPURCHASE AGREEMENT - 102% COLLATERALIZED
                  (MATURITY VALUE $19,655)                                               4.98         11/01/2007             19,652
         60,470   BNP PARIBAS REPURCHASE AGREEMENT - 102% COLLATERALIZED
                  (MATURITY VALUE $5581264.44)                                           5.02         11/01/2007             60,470
         15,118   CHARIOT FUNDING LLC++                                                  4.82         11/07/2007             15,104
         15,118   CHARIOT FUNDING LLC++                                                  4.86         11/16/2007             15,084
          9,675   CHARIOT FUNDING LLC                                                    4.94         11/14/2007              9,657
         15,118   CHARIOT FUNDING LLC++                                                  4.95         11/06/2007             15,106
         39,306   CHEYNE FINANCE LLC+++/-^^                                              4.83         02/25/2008             37,892
         30,235   CHEYNE FINANCE LLC+++/-^^                                              4.98         05/19/2008             28,723
          6,047   CIT GROUP INCORPORATED+/-                                              5.67         12/19/2007              6,034
          6,667   CIT GROUP INCORPORATED+/-                                              5.73         11/23/2007              6,656

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE LARGE CAP STOCK FUNDS

                        PORTFOLIO OF INVESTMENTS -- OCTOBER 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   ENDEAVOR LARGE CAP FUND
--------------------------------------------------------------------------------

PRINCIPAL         SECURITY NAME                                                     INTEREST RATE   MATURITY DATE        VALUE
COLLATERAL INVESTED IN OTHER ASSETS (continued)
$       153,059   CITIGROUP REPURCHASE AGREEMENT - 102% COLLATERALIZED
                  (MATURITY VALUE $153,080)                                              5.02%        11/01/2007    $       153,059
         36,282   CLIPPER RECEIVABLES CORPORATION++                                      5.06         11/09/2007             36,240
         23,583   CLIPPER RECEIVABLES CORPORATION++                                      5.11         11/08/2007             23,559
          8,466   CLIPPER RECEIVABLES CORPORATION++                                      5.13         11/01/2007              8,466
          3,024   COMERICA BANK+/-                                                       5.12         02/08/2008              3,023
        151,175   CREDIT SUISSE FIRST BOSTON REPURCHASE AGREEMENT - 102%
                  COLLATERALIZED (MATURITY VALUE $151,196)                               5.04         11/01/2007            151,175
         36,282   CULLINAN FINANCE CORPORATION+++/-                                      4.85         02/25/2008             36,282
         45,353   CULLINAN FINANCE CORPORATION+++/-                                      5.01         08/04/2008             45,013
         15,118   CULLINAN FINANCE CORPORATION+++/-                                      5.32         02/12/2008             15,068
         24,188   FAIRWAY FINANCE CORPORATION                                            4.92         11/08/2007             24,163
         15,156   FAIRWAY FINANCE CORPORATION                                            5.01         11/05/2007             15,147
         24,188   FAIRWAY FINANCE CORPORATION++                                          5.10         11/02/2007             24,184
         15,118   FALCON ASSET SECURITIZATION CORPORATION++                              5.32         11/06/2007             15,106
         19,284   FCAR OWNER TRUST SERIES I                                              4.91         11/14/2007             19,247
         60,470   FIVE FINANCE INCORPORATED+++/-                                         5.18         07/09/2008             60,381
         42,329   GALLEON CAPITAL LLC++                                                  4.99         11/05/2007             42,304
         42,329   GALLEON CAPITAL LLC++                                                  5.10         11/02/2007             42,323
          6,047   HARRIER FINANCE FUNDING LLC+/-                                         4.89         04/25/2008              6,047
         15,118   HARRIER FINANCE FUNDING LLC+++/-                                       5.20         01/11/2008             15,118
         30,235   HUDSON-THAMES LLC+++/-                                                 5.67         06/16/2008             30,029
         39,306   ING (USA) ANNUITY & LIFE INSURANCE COMPANY+/-                          5.13         08/16/2008             39,306
         15,118   INTESA BANK (IRELAND) PLC SERIES BKNT+++/-                             4.88         10/24/2008             15,092
            907   INTESA FUNDING LLC                                                     4.86         11/07/2007                906
        350,726   JPMORGAN CHASE SECURITIES CORPORATION REPURCHASE AGREEMENT -
                  102% COLLATERALIZED (MATURITY VALUE $350,775)                          5.04         11/01/2007            350,726
         30,235   JUPITER SECURITIZATION CORPORATION                                     4.90         11/01/2007             30,235
         34,770   KESTREL FUNDING US LLC+++/-                                            4.84         02/25/2008             34,758
          6,047   KESTREL FUNDING US LLC+/-                                              4.89         04/25/2008              6,047
         13,062   LIBERTY STREET FUNDING CORPORATION++                                   5.02         11/01/2007             13,062
         30,235   LINKS FINANCE LLC+++/-                                                 5.01         08/15/2008             30,180
         40,515   LIQUID FUNDING LIMITED+++/-                                            5.22         11/13/2007             40,515
         44,748   LIQUID FUNDING LIMITED+++/-                                            5.70         06/11/2008             44,782
         60,470   MERRILL LYNCH & COMPANY INCORPORATED REPURCHASE AGREEMENT -
                  102% COLLATERALIZED (MATURITY VALUE $60,478)                           5.00         11/01/2007             60,470
         19,955   MONT BLANC CAPITAL CORPORATION                                         4.90         11/07/2007             19,938
         62,977   MORGAN STANLEY REPURCHASE AGREEMENT - 102% COLLATERALIZED
                  (MATURITY VALUE $62,986)                                               5.02         11/01/2007             62,977
          2,797   MORGAN STANLEY SERIES EXL+/-                                           5.22         10/15/2008              2,797
         19,350   NEWPORT FUNDING CORPORATION                                            5.11         11/14/2007             19,314
         27,212   NORTH SEA FUNDING LLC                                                  4.99         11/16/2007             27,152
         42,329   NORTH SEA FUNDING LLC                                                  5.13         11/08/2007             42,286
         30,235   NORTHERN ROCK PLC+++/-                                                 5.15         10/03/2008             30,081
          3,024   OLD LINE FUNDING CORPORATION                                           4.96         11/15/2007              3,017
         12,187   OLD LINE FUNDING CORPORATION                                           4.96         11/19/2007             12,155
         27,816   OLD LINE FUNDING CORPORATION                                           5.06         11/09/2007             27,784
         15,118   PERRY GLOBAL FUNDING LLC SERIES A++                                    5.13         11/15/2007             15,087
         15,118   PREMIUM ASSET TRUST+/-                                                 5.10         09/16/2008             15,118
         17,234   PREMIUM ASSET TRUST+++/-                                               5.33         12/21/2007             17,232
         11,489   PYXIS MASTER TRUST SERIES 2007-3+++/-                                  5.51         11/27/2007             11,489
          2,446   RACERS TRUST SERIES 2004-6-MM+++/-                                     5.15         05/22/2008              2,444
         48,376   SCALDIS CAPITAL LIMITED++                                              4.94         11/20/2007             48,242
         33,259   SCALDIS CAPITAL LIMITED++                                              5.11         11/15/2007             33,191
         21,769   SEDNA FINANCE INCORPORATED+++/-                                        5.09         04/10/2008             21,755
         15,420   SHIPROCK FINANCE SERIES 2007-4A+++/-                                   5.16         04/11/2008             15,420
         11,792   SKANDINAVISKA ENSKILDA BANKEN AB (NEW YORK)+/-                         4.80         02/29/2008             11,782
         15,118   SKANDINAVISKA ENSKILDA BANKEN AB (NEW YORK)+/-                         5.11         02/04/2008             15,117
         12,094   SLM CORPORATION+++/-                                                   5.11         05/12/2008             11,987
         18,746   STANFIELD VICTORIA FUNDING LLC+++/-                                    5.23         04/03/2008             18,736
         30,235   STANFIELD VICTORIA FUNDING LLC+++/-                                    5.57         02/15/2008             30,220
         28,421   THAMES ASSET GLOBAL SECURITIZATION #1 INCORPORATED++                   5.03         11/09/2007             28,388
          3,496   THE TRAVELERS INSURANCE COMPANY+/-                                     5.19         02/08/2008              3,496

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE LARGE CAP STOCK FUNDS

                        PORTFOLIO OF INVESTMENTS -- OCTOBER 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   ENDEAVOR LARGE CAP FUND
--------------------------------------------------------------------------------

PRINCIPAL         SECURITY NAME                                                     INTEREST RATE   MATURITY DATE        VALUE
COLLATERAL INVESTED IN OTHER ASSETS (continued)
$        45,210   THUNDER BAY FUNDING INCORPORATED++                                     5.10%        11/07/2007    $        45,171
         15,118   UNICREDITO ITALIANO BANK (IRELAND)+/-                                  5.11         10/14/2008             15,096
         15,118   UNICREDITO ITALIANO BANK (IRELAND) SERIES LIB+++/-                     5.14         10/08/2008             15,099
          6,470   VARIABLE FUNDING CAPITAL COMPANY                                       4.98         11/01/2007              6,470
         15,722   VERSAILLES CDS LLC                                                     4.93         11/15/2007             15,690
         15,118   VERSAILLES CDS LLC                                                     5.15         11/06/2007             15,106
         26,002   VICTORIA FINANCE LLC+++/-                                              5.01         07/28/2008             25,967
         15,118   VICTORIA FINANCE LLC+++/-                                              5.03         08/07/2008             15,118
         30,235   WHITE PINE FINANCE LLC+++/-                                            5.46         02/22/2008             30,217

                                                                                                                          2,810,230
                                                                                                                    ---------------

TOTAL COLLATERAL FOR SECURITIES LENDING (COST $2,865,576)                                                                 2,862,670
                                                                                                                    ---------------

SHARES
SHORT-TERM INVESTMENTS: 2.93%
      1,635,796   WELLS FARGO ADVANTAGE MONEY MARKET TRUST~+++                                                            1,635,796
                                                                                                                    ---------------

TOTAL SHORT-TERM INVESTMENTS (COST $1,635,796)                                                                            1,635,796
                                                                                                                    ---------------

TOTAL INVESTMENTS IN SECURITIES
(COST $49,400,521)*                                          107.06%                                                $    59,727,870

OTHER ASSETS AND LIABILITIES, NET                             (7.06)                                                     (3,941,285)
                                                             ------                                                 ---------------

TOTAL NET ASSETS                                             100.00%                                                $    55,786,585
                                                             ------                                                 ---------------

+     NON-INCOME EARNING SECURITIES.

<<    ALL OR A PORTION OF THIS SECURITY IS ON LOAN.

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4(2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

+/-   VARIABLE RATE INVESTMENTS.

^^ THIS SECURITY IS CURRENTLY IN DEFAULT WITH REGARDS TO SCHEDULED INTEREST AND/OR PRINCIPAL PAYMENTS.

~ THIS WELLS FARGO ADVANTAGE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO ADVANTAGE MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

+++   SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $1,635,796.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE LARGE CAP STOCK FUNDS

                        PORTFOLIO OF INVESTMENTS -- OCTOBER 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   ENDEAVOR SELECT FUND
--------------------------------------------------------------------------------

SHARES            SECURITY NAME                                                                                          VALUE
COMMON STOCKS: 96.39%

BIOPHARMACEUTICALS: 3.33%
      1,294,900   GILEAD SCIENCES INCORPORATED+                                                                     $    59,811,431
                                                                                                                    ---------------
BUSINESS SERVICES: 15.83%
      1,648,000   ADOBE SYSTEMS INCORPORATED+<<                                                                          78,939,200
        879,890   COGNIZANT TECHNOLOGY SOLUTIONS CORPORATION CLASS A+                                                    36,480,239
        117,782   GOOGLE INCORPORATED CLASS A+                                                                           83,271,874
        916,000   JUNIPER NETWORKS INCORPORATED+<<                                                                       32,976,000
        150,200   MASTERCARD INCORPORATED CLASS A<<                                                                      28,470,410
      1,282,100   SYMANTEC CORPORATION+<<                                                                                24,077,838

                                                                                                                        284,215,561
                                                                                                                    ---------------
COMMUNICATIONS: 9.47%
        575,096   AMERICA MOVIL SAB DE C.V. ADR SERIES L                                                                 37,605,527
        918,100   AMERICAN TOWER CORPORATION CLASS A+<<                                                                  40,561,658
        299,863   EQUINIX INCORPORATED+<<                                                                                34,982,018
        980,445   NII HOLDINGS INCORPORATED+                                                                             56,865,810

                                                                                                                        170,015,013
                                                                                                                    ---------------
DEPOSITORY INSTITUTIONS: 3.05%
      1,163,600   JPMORGAN CHASE & COMPANY<<                                                                             54,689,200
                                                                                                                    ---------------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT: 8.48%
      1,905,200   CISCO SYSTEMS INCORPORATED+                                                                            62,985,912
        795,110   COOPER INDUSTRIES LIMITED CLASS A                                                                      41,655,813
        821,186   NVIDIA CORPORATION+<<                                                                                  29,053,561
        433,600   QUALCOMM INCORPORATED                                                                                  18,527,728

                                                                                                                        152,223,014
                                                                                                                    ---------------
FOOD & KINDRED PRODUCTS: 1.74%
        505,900   THE COCA-COLA COMPANY<<                                                                                31,244,384
                                                                                                                    ---------------
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT: 14.87%
        317,300   APPLE INCORPORATED+                                                                                    60,271,135
        345,400   DEERE & COMPANY                                                                                        53,502,460
        216,500   EATON CORPORATION                                                                                      20,043,570
      1,273,300   HEWLETT-PACKARD COMPANY                                                                                65,804,144
      1,609,800   INTEL CORPORATION                                                                                      43,303,620
        192,800   RESEARCH IN MOTION LIMITED+                                                                            24,005,528

                                                                                                                        266,930,457
                                                                                                                    ---------------
INSURANCE CARRIERS: 3.99%
        402,900   METLIFE INCORPORATED                                                                                   27,739,665
        554,100   WELLPOINT INCORPORATED+<<                                                                              43,901,343

                                                                                                                         71,641,008
                                                                                                                    ---------------
MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS: 2.60%
        795,300   THERMO FISHER SCIENTIFIC INCORPORATED+<<                                                               46,771,593
                                                                                                                    ---------------
MEDICAL PRODUCTS: 3.18%
        980,600   MERCK & COMPANY INCORPORATED<<                                                                         57,129,756
                                                                                                                    ---------------
MISCELLANEOUS RETAIL: 6.33%
        473,900   COSTCO WHOLESALE CORPORATION                                                                           31,874,514

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE LARGE CAP STOCK FUNDS

                        PORTFOLIO OF INVESTMENTS -- OCTOBER 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   ENDEAVOR SELECT FUND
--------------------------------------------------------------------------------

SHARES            SECURITY NAME                                                                                          VALUE
MISCELLANEOUS RETAIL (continued)
      1,957,800   CVS CAREMARK CORPORATION                                                                          $    81,777,306

                                                                                                                        113,651,820
                                                                                                                    ---------------
NON-DEPOSITORY CREDIT INSTITUTIONS: 1.89%
        557,800   AMERICAN EXPRESS COMPANY                                                                               33,997,910
                                                                                                                    ---------------
OIL & GAS EXTRACTION: 6.73%
      1,170,800   CHESAPEAKE ENERGY CORPORATION<<                                                                        46,223,184
        625,300   TRANSOCEAN INCORPORATED+<<                                                                             74,642,061

                                                                                                                        120,865,245
                                                                                                                    ---------------
PETROLEUM REFINING & RELATED INDUSTRIES: 1.45%
        369,700   VALERO ENERGY CORPORATION                                                                              26,037,971
                                                                                                                    ---------------
PIPELINES: 2.87%
      1,413,700   THE WILLIAMS COMPANIES INCORPORATED                                                                    51,585,913
                                                                                                                    ---------------
TRANSPORTATION BY AIR: 1.25%
      1,082,100   DELTA AIR LINES INCORPORATED+<<                                                                        22,507,680
                                                                                                                    ---------------
TRANSPORTATION EQUIPMENT: 9.33%
        480,000   BOEING COMPANY                                                                                         47,323,200
        489,302   GENERAL DYNAMICS CORPORATION                                                                           44,506,910
        605,700   TEXTRON INCORPORATED                                                                                   41,920,497
        441,500   UNITED TECHNOLOGIES CORPORATION                                                                        33,814,485

                                                                                                                        167,565,092
                                                                                                                    ---------------

TOTAL COMMON STOCKS (COST $1,422,834,747)                                                                             1,730,883,048
                                                                                                                    ---------------
COLLATERAL FOR SECURITIES LENDING: 15.42%

COLLATERAL INVESTED IN MONEY MARKET FUNDS: 0.28%
        100,575   AIM SHORT-TERM INVESTMENT COMPANY - LIQUID ASSETS PORTFOLIO                                               100,575
      2,923,861   BLACKROCK TEMPORARY #24 MONEY MARKET FUND                                                               2,923,861
      2,046,703   DAILY ASSETS FUND INSTITUTIONAL                                                                         2,046,703

                                                                                                                          5,071,139
                                                                                                                    ---------------

PRINCIPAL                                                                           INTEREST RATE   MATURITY DATE
COLLATERAL INVESTED IN OTHER ASSETS: 15.14%
$     5,847,723   ALPINE SECURITIZATION CORPORATION++                                    4.89%        11/13/2007          5,837,489
      3,040,816   ALPINE SECURITIZATION CORPORATION                                      4.92         11/01/2007          3,040,816
      3,508,634   ATLANTIC ASSET SECURITIZATION CORPORATION++                            5.09         11/15/2007          3,501,476
        350,863   ATLANTIS ONE FUNDING CORPORATION++                                     5.00         11/02/2007            350,811
      1,052,590   ATOMIUM FUNDING LLC                                                    4.93         11/05/2007          1,051,980
      1,461,931   BANCO SANTANDER TOTTA LOAN+++/-                                        5.07         10/15/2008          1,459,036
      1,461,931   BANK OF IRELAND SERIES EXTC+++/-                                       5.35         10/14/2008          1,459,621
      5,262,950   BARCLAYS REPURCHASE AGREEMENT - 102% COLLATERALIZED
                  (MATURITY VALUE $5,263,694)                                            5.09         11/01/2007          5,262,950
      1,169,545   BARTON CAPITAL CORPORATION++                                           5.00         11/02/2007          1,169,369
      2,046,703   BARTON CAPITAL CORPORATION                                             5.01         11/06/2007          2,045,209
      2,923,861   BEAR STEARNS & COMPANY INCORPORATED INTERNATIONAL REPURCHASE
                  AGREEMENT - 102% COLLATERALIZED
                  (MATURITY VALUE $2,924,266)                                            4.99         11/01/2007          2,923,861
     12,572,604   BEAR STEARNS & COMPANY INCORPORATED REPURCHASE AGREEMENT -
                  102% COLLATERALIZED
                  (MATURITY VALUE $12,574,364)                                           5.04         11/01/2007         12,572,604

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE LARGE CAP STOCK FUNDS

                        PORTFOLIO OF INVESTMENTS -- OCTOBER 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   ENDEAVOR SELECT FUND
--------------------------------------------------------------------------------

PRINCIPAL         SECURITY NAME                                                     INTEREST RATE   MATURITY DATE        VALUE
COLLATERAL INVESTED IN OTHER ASSETS (continued)
$     1,169,545   BNP PARIBAS+/-                                                         5.33%        05/07/2008    $     1,168,808
      1,900,451   BNP PARIBAS REPURCHASE AGREEMENT - 102% COLLATERALIZED
                  (MATURITY VALUE $1,900,714)                                            4.98         11/01/2007          1,900,451
      5,847,723   BNP PARIBAS REPURCHASE AGREEMENT - 102% COLLATERALIZED
                  (MATURITY VALUE $5,848,538)                                            5.02         11/01/2007          5,847,723
      1,461,931   CHARIOT FUNDING LLC++                                                  4.82         11/07/2007          1,460,659
      1,461,931   CHARIOT FUNDING LLC++                                                  4.86         11/16/2007          1,458,729
        935,636   CHARIOT FUNDING LLC                                                    4.94         11/14/2007            933,858
      1,461,931   CHARIOT FUNDING LLC++                                                  4.95         11/06/2007          1,460,863
      3,801,020   CHEYNE FINANCE LLC+++/-^^                                              4.83         02/25/2008          3,664,297
      2,923,861   CHEYNE FINANCE LLC+++/-^^                                              4.98         05/19/2008          2,777,668
        584,772   CIT GROUP INCORPORATED+/-                                              5.67         12/19/2007            583,497
        644,711   CIT GROUP INCORPORATED+/-                                              5.73         11/23/2007            643,648
     14,801,433   CITIGROUP REPURCHASE AGREEMENT - 102% COLLATERALIZED
                  (MATURITY VALUE $14,803,497)                                           5.02         11/01/2007         14,801,433
      3,508,634   CLIPPER RECEIVABLES CORPORATION++                                      5.06         11/09/2007          3,504,529
      2,280,612   CLIPPER RECEIVABLES CORPORATION++                                      5.11         11/08/2007          2,278,286
        818,681   CLIPPER RECEIVABLES CORPORATION++                                      5.13         11/01/2007            818,681
        292,386   COMERICA BANK+/-                                                       5.12         02/08/2008            292,298
     14,619,307   CREDIT SUISSE FIRST BOSTON REPURCHASE AGREEMENT - 102%
                  COLLATERALIZED
                  (MATURITY VALUE $14,621,354)                                           5.04         11/01/2007         14,619,307
      3,508,634   CULLINAN FINANCE CORPORATION+++/-                                      4.85         02/25/2008          3,508,634
      4,385,792   CULLINAN FINANCE CORPORATION+++/-                                      5.01         08/04/2008          4,352,942
      1,461,931   CULLINAN FINANCE CORPORATION+++/-                                      5.32         02/12/2008          1,457,165
      2,339,089   FAIRWAY FINANCE CORPORATION                                            4.92         11/08/2007          2,336,703
      1,465,673   FAIRWAY FINANCE CORPORATION                                            5.01         11/05/2007          1,464,823
      2,339,089   FAIRWAY FINANCE CORPORATION++                                          5.10         11/02/2007          2,338,738
      1,461,931   FALCON ASSET SECURITIZATION CORPORATION++                              5.32         11/06/2007          1,460,863
      1,864,839   FCAR OWNER TRUST SERIES I                                              4.91         11/14/2007          1,861,296
      5,847,723   FIVE FINANCE INCORPORATED+++/-                                         5.18         07/09/2008          5,839,068
      4,093,406   GALLEON CAPITAL LLC++                                                  4.99         11/05/2007          4,091,032
      4,093,406   GALLEON CAPITAL LLC++                                                  5.10         11/02/2007          4,092,792
        584,772   HARRIER FINANCE FUNDING LLC+/-                                         4.89         04/25/2008            584,772
      1,461,931   HARRIER FINANCE FUNDING LLC+++/-                                       5.20         01/11/2008          1,461,975
      2,923,861   HUDSON-THAMES LLC+++/-                                                 5.67         06/16/2008          2,903,979
      3,801,020   ING (USA) ANNUITY & LIFE INSURANCE COMPANY+/-                          5.13         08/16/2008          3,801,020
      1,461,931   INTESA BANK (IRELAND) PLC SERIES BKNT+++/-                             4.88         10/24/2008          1,459,445
         87,716   INTESA FUNDING LLC                                                     4.86         11/07/2007             87,640
     33,916,792   JPMORGAN CHASE SECURITIES CORPORATION REPURCHASE AGREEMENT -
                  102% COLLATERALIZED
                  (MATURITY VALUE $33,921,540)                                           5.04         11/01/2007         33,916,792
      2,923,861   JUPITER SECURITIZATION CORPORATION                                     4.90         11/01/2007          2,923,861
      3,362,441   KESTREL FUNDING US LLC+++/-                                            4.84         02/25/2008          3,361,230
        584,772   KESTREL FUNDING US LLC+/-                                              4.89         04/25/2008            584,772
      1,263,108   LIBERTY STREET FUNDING CORPORATION++                                   5.02         11/01/2007          1,263,108
      2,923,861   LINKS FINANCE LLC+++/-                                                 5.01         08/15/2008          2,918,569
      3,917,974   LIQUID FUNDING LIMITED+++/-                                            5.22         11/13/2007          3,917,974
      4,327,315   LIQUID FUNDING LIMITED+++/-                                            5.70         06/11/2008          4,330,647
      5,847,723   MERRILL LYNCH & COMPANY INCORPORATED REPURCHASE AGREEMENT -
                  102% COLLATERALIZED
                  (MATURITY VALUE $5,848,535)                                            5.00         11/01/2007          5,847,723
      1,929,749   MONT BLANC CAPITAL CORPORATION                                         4.90         11/07/2007          1,928,070
      6,090,198   MORGAN STANLEY REPURCHASE AGREEMENT - 102% COLLATERALIZED
                  (MATURITY VALUE $6,091,047)                                            5.02         11/01/2007          6,090,198
        270,457   MORGAN STANLEY SERIES EXL+/-                                           5.22         10/15/2008            270,457
      1,871,271   NEWPORT FUNDING CORPORATION                                            5.11         11/14/2007          1,867,716
      2,631,475   NORTH SEA FUNDING LLC                                                  4.99         11/16/2007          2,625,712
      4,093,406   NORTH SEA FUNDING LLC                                                  5.13         11/08/2007          4,089,231
      2,923,861   NORTHERN ROCK PLC+++/-                                                 5.15         10/03/2008          2,908,950
        292,386   OLD LINE FUNDING CORPORATION                                           4.96         11/15/2007            291,790
      1,178,550   OLD LINE FUNDING CORPORATION                                           4.96         11/19/2007          1,175,462
      2,689,952   OLD LINE FUNDING CORPORATION                                           5.06         11/09/2007          2,686,805

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE LARGE CAP STOCK FUNDS

                        PORTFOLIO OF INVESTMENTS -- OCTOBER 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   ENDEAVOR SELECT FUND
--------------------------------------------------------------------------------

PRINCIPAL         SECURITY NAME                                                     INTEREST RATE   MATURITY DATE        VALUE
COLLATERAL INVESTED IN OTHER ASSETS (continued)
$     1,461,931   PERRY GLOBAL FUNDING LLC SERIES A++                                    5.13%        11/15/2007    $     1,458,948
      1,461,931   PREMIUM ASSET TRUST+/-                                                 5.10         09/16/2008          1,461,931
      1,666,601   PREMIUM ASSET TRUST+++/-                                               5.33         12/21/2007          1,666,401
      1,111,067   PYXIS MASTER TRUST SERIES 2007-3+++/-                                  5.51         11/27/2007          1,111,067
        236,540   RACERS TRUST SERIES 2004-6-MM+++/-                                     5.15         09/22/2006            236,351
      4,678,178   SCALDIS CAPITAL LIMITED++                                              4.94         11/20/2007          4,665,220
      3,216,248   SCALDIS CAPITAL LIMITED++                                              5.11         11/15/2007          3,209,686
      2,105,180   SEDNA FINANCE INCORPORATED+++/-                                        5.09         04/10/2008          2,103,791
      1,491,169   SHIPROCK FINANCE SERIES 2007-4A+++/-                                   5.16         04/11/2008          1,491,169
      1,140,306   SKANDINAVISKA ENSKILDA BANKEN AB (NEW YORK)+/-                         4.80         02/29/2008          1,139,340
      1,461,931   SKANDINAVISKA ENSKILDA BANKEN AB (NEW YORK)+/-                         5.11         02/04/2008          1,461,916
      1,169,545   SLM CORPORATION+++/-                                                   5.11         05/12/2008          1,159,217
      1,812,794   STANFIELD VICTORIA FUNDING LLC+++/-                                    5.23         04/03/2008          1,811,870
      2,923,861   STANFIELD VICTORIA FUNDING LLC+++/-                                    5.57         02/15/2008          2,922,399
      2,748,430   THAMES ASSET GLOBAL SECURITIZATION #1 INCORPORATED++                   5.03         11/09/2007          2,745,214
        338,057   THE TRAVELERS INSURANCE COMPANY+/-                                     5.19         02/08/2008            338,050
      4,371,991   THUNDER BAY FUNDING INCORPORATED++                                     5.10         11/07/2007          4,368,188
      1,461,931   UNICREDITO ITALIANO BANK (IRELAND)+/-                                  5.11         10/14/2008          1,459,840
      1,461,931   UNICREDITO ITALIANO BANK (IRELAND) SERIES LIB+++/-                     5.14         10/08/2008          1,460,176
        625,706   VARIABLE FUNDING CAPITAL COMPANY                                       4.98         11/01/2007            625,706
      1,520,408   VERSAILLES CDS LLC                                                     4.93         11/15/2007          1,517,306
      1,461,931   VERSAILLES CDS LLC                                                     5.15         11/06/2007          1,460,863
      2,514,521   VICTORIA FINANCE LLC+++/-                                              5.01         07/28/2008          2,511,126
      1,461,931   VICTORIA FINANCE LLC+++/-                                              5.03         08/07/2008          1,461,931
      2,923,861   WHITE PINE FINANCE LLC+++/-                                            5.46         02/22/2008          2,922,136

                                                                                                                        271,761,753
                                                                                                                    ---------------

TOTAL COLLATERAL FOR SECURITIES LENDING (COST $277,113,869)                                                             276,832,892
                                                                                                                    ---------------
SHARES
SHORT-TERM INVESTMENTS: 5.10%
     91,653,143   WELLS FARGO ADVANTAGE MONEY MARKET TRUST~+++                                                           91,653,143
                                                                                                                    ---------------

TOTAL SHORT-TERM INVESTMENTS (COST $91,653,143)                                                                          91,653,143
                                                                                                                    ---------------

TOTAL INVESTMENTS IN SECURITIES
(COST $1,791,601,759)*                                   116.91%                                                    $ 2,099,369,083

OTHER ASSETS AND LIABILITIES, NET                        (16.91)                                                       (303,665,112)
                                                         ------                                                     ---------------

TOTAL NET ASSETS                                         100.00%                                                    $ 1,795,703,971
                                                         ------                                                     ---------------

+     NON-INCOME EARNING SECURITIES.

<<    ALL OR A PORTION OF THIS SECURITY IS ON LOAN.

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4(2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

+/-   VARIABLE RATE INVESTMENTS.

^^ THIS SECURITY IS CURRENTLY IN DEFAULT WITH REGARDS TO SCHEDULED INTEREST AND/OR PRINCIPAL PAYMENTS.

~ THIS WELLS FARGO ADVANTAGE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO ADVANTAGE MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

+++   SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $91,653,143.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE LARGE CAP STOCK FUNDS

                        PORTFOLIO OF INVESTMENTS -- OCTOBER 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   GROWTH AND INCOME FUND
--------------------------------------------------------------------------------

SHARES            SECURITY NAME                                                                                          VALUE
COMMON STOCKS: 98.90%

APPAREL & ACCESSORY STORES: 3.13%
        500,000   GAP INCORPORATED                                                                                  $     9,450,000
                                                                                                                    ---------------
BIOPHARMACEUTICALS: 3.21%
        220,000   TEVA PHARMACEUTICAL INDUSTRIES LIMITED ADR                                                              9,682,200
                                                                                                                    ---------------
BUSINESS SERVICES: 6.47%
        375,000   MICROSOFT CORPORATION                                                                                  13,803,750
        304,000   SYMANTEC CORPORATION+                                                                                   5,709,120

                                                                                                                         19,512,870
                                                                                                                    ---------------
CHEMICALS & ALLIED PRODUCTS: 9.09%
        104,000   JOHNSON & JOHNSON                                                                                       6,777,680
        410,000   PFIZER INCORPORATED                                                                                    10,090,100
        217,000   WYETH                                                                                                  10,552,710

                                                                                                                         27,420,490
                                                                                                                    ---------------
COMMUNICATIONS: 3.11%
        450,000   COMCAST CORPORATION CLASS A+                                                                            9,391,500
                                                                                                                    ---------------
DEPOSITORY INSTITUTIONS: 14.10%
        218,300   BANK OF AMERICA CORPORATION                                                                            10,539,524
        241,200   CITIGROUP INCORPORATED                                                                                 10,106,280
        212,324   JPMORGAN CHASE & COMPANY                                                                                9,979,228
        540,000   WESTERN UNION COMPANY                                                                                  11,901,600

                                                                                                                         42,526,632
                                                                                                                    ---------------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT: 11.23%
        173,700   ANALOG DEVICES INCORPORATED<<                                                                           5,812,002
        236,100   CISCO SYSTEMS INCORPORATED+                                                                             7,805,466
        236,000   GENERAL ELECTRIC COMPANY                                                                                9,713,760
        220,000   NOVELLUS SYSTEMS INCORPORATED+<<                                                                        6,250,200
        120,075   TYCO ELECTRONICS LIMITED                                                                                4,283,075

                                                                                                                         33,864,503
                                                                                                                    ---------------
GENERAL MERCHANDISE STORES: 3.75%
        250,000   WAL-MART STORES INCORPORATED                                                                           11,302,500
                                                                                                                    ---------------
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT: 7.19%
         90,000   3M COMPANY                                                                                              7,772,400
        160,000   DELL INCORPORATED+                                                                                      4,896,000
        335,000   INTEL CORPORATION                                                                                       9,011,500

                                                                                                                         21,679,900
                                                                                                                    ---------------
INSURANCE CARRIERS: 3.73%
        178,000   AMERICAN INTERNATIONAL GROUP INCORPORATED                                                              11,235,360
                                                                                                                    ---------------
MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS: 3.82%
        276,575   COVIDIEN LIMITED                                                                                       11,505,520
                                                                                                                    ---------------
MISCELLANEOUS MANUFACTURING INDUSTRIES: 3.11%
        227,975   TYCO INTERNATIONAL LIMITED                                                                              9,385,731
                                                                                                                    ---------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE LARGE CAP STOCK FUNDS

                        PORTFOLIO OF INVESTMENTS -- OCTOBER 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   GROWTH AND INCOME FUND
--------------------------------------------------------------------------------

SHARES            SECURITY NAME                                                                                          VALUE
MISCELLANEOUS RETAIL: 3.99%
        274,000   OFFICE DEPOT INCORPORATED+                                                                        $     5,140,240
        295,000   STAPLES INCORPORATED                                                                                    6,885,300

                                                                                                                         12,025,540
                                                                                                                    ---------------
MOTION PICTURES: 3.78%
        625,000   TIME WARNER INCORPORATED                                                                               11,412,500
                                                                                                                    ---------------
NON-DEPOSITORY CREDIT INSTITUTIONS: 1.00%
        156,000   DISCOVER FINANCIAL SERVICES                                                                             3,010,800
                                                                                                                    ---------------
OIL & GAS EXTRACTION: 3.73%
        120,500   DEVON ENERGY CORPORATION                                                                               11,254,700
                                                                                                                    ---------------
PETROLEUM REFINING & RELATED INDUSTRIES: 7.58%
        129,000   CHEVRON CORPORATION                                                                                    11,804,790
        130,000   CONOCOPHILLIPS                                                                                         11,044,800

                                                                                                                         22,849,590
                                                                                                                    ---------------
SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES: 6.88%
        143,000   MERRILL LYNCH & COMPANY INCORPORATED                                                                    9,440,860
        168,000   MORGAN STANLEY                                                                                         11,299,680

                                                                                                                         20,740,540
                                                                                                                    ---------------

TOTAL COMMON STOCKS (COST $272,171,461)                                                                                 298,250,876
                                                                                                                    ---------------
COLLATERAL FOR SECURITIES LENDING: 0.74%

COLLATERAL INVESTED IN MONEY MARKET FUNDS: 0.01%
            808   AIM SHORT-TERM INVESTMENT COMPANY - LIQUID ASSETS PORTFOLIO                                                   808
         23,496   BLACKROCK TEMPORARY #24 MONEY MARKET FUND                                                                  23,496
         16,448   DAILY ASSETS FUND INSTITUTIONAL                                                                            16,448

                                                                                                                             40,752
                                                                                                                    ---------------

PRINCIPAL         SECURITY NAME                                                     INTEREST RATE   MATURITY DATE
COLLATERAL INVESTED IN OTHER ASSETS: 0.73%
$        46,993   ALPINE SECURITIZATION CORPORATION++                                    4.89%        11/13/2007             46,911
         24,436   ALPINE SECURITIZATION CORPORATION                                      4.92         11/01/2007             24,436
         28,196   ATLANTIC ASSET SECURITIZATION CORPORATION++                            5.09         11/15/2007             28,138
          2,820   ATLANTIS ONE FUNDING CORPORATION++                                     5.00         11/02/2007              2,819
          8,459   ATOMIUM FUNDING LLC                                                    4.93         11/05/2007              8,454
         11,748   BANCO SANTANDER TOTTA LOAN+++/-                                        5.07         10/15/2008             11,725
         11,748   BANK OF IRELAND SERIES EXTC+++/-                                       5.35         10/14/2008             11,730
         42,294   BARCLAYS REPURCHASE AGREEMENT - 102% COLLATERALIZED
                  (MATURITY VALUE $42,300)                                               5.09         11/01/2007             42,294
          9,399   BARTON CAPITAL CORPORATION++                                           5.00         11/02/2007              9,397
         16,448   BARTON CAPITAL CORPORATION                                             5.01         11/06/2007             16,435
         23,496   BEAR STEARNS & COMPANY INCORPORATED INTERNATIONAL REPURCHASE
                  AGREEMENT - 102% COLLATERALIZED (MATURITY VALUE $23,499)               4.99         11/01/2007             23,496
        101,035   BEAR STEARNS & COMPANY INCORPORATED REPURCHASE AGREEMENT -
                  102% COLLATERALIZED (MATURITY VALUE $101,049)                          5.04         11/01/2007            101,035
          9,399   BNP PARIBAS+/-                                                         5.33         05/07/2008              9,393
         15,272   BNP PARIBAS REPURCHASE AGREEMENT - 102% COLLATERALIZED
                  (MATURITY VALUE $15,274)                                               4.98         11/01/2007             15,272
         46,993   BNP PARIBAS REPURCHASE AGREEMENT - 102% COLLATERALIZED
                  (MATURITY VALUE $47,000)                                               5.02         11/01/2007             46,993
         11,748   CHARIOT FUNDING LLC++                                                  4.82         11/07/2007             11,738
         11,748   CHARIOT FUNDING LLC++                                                  4.86         11/16/2007             11,722

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE LARGE CAP STOCK FUNDS

                        PORTFOLIO OF INVESTMENTS -- OCTOBER 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   GROWTH AND INCOME FUND
--------------------------------------------------------------------------------

PRINCIPAL         SECURITY NAME                                                     INTEREST RATE   MATURITY DATE        VALUE
COLLATERAL INVESTED IN OTHER ASSETS (continued)
$         7,519   CHARIOT FUNDING LLC                                                    4.94%        11/14/2007    $         7,505
         11,748   CHARIOT FUNDING LLC++                                                  4.95         11/06/2007             11,740
         30,545   CHEYNE FINANCE LLC+++/-^^                                              4.83         02/25/2008             29,447
         23,496   CHEYNE FINANCE LLC+++/-^^                                              4.98         05/19/2008             22,322
          4,699   CIT GROUP INCORPORATED+/-                                              5.67         12/19/2007              4,689
          5,181   CIT GROUP INCORPORATED+/-                                              5.73         11/23/2007              5,172
        118,946   CITIGROUP REPURCHASE AGREEMENT - 102% COLLATERALIZED
                  (MATURITY VALUE $118,963)                                              5.02         11/01/2007            118,946
         28,196   CLIPPER RECEIVABLES CORPORATION++                                      5.06         11/09/2007             28,163
         18,327   CLIPPER RECEIVABLES CORPORATION++                                      5.11         11/08/2007             18,309
          6,579   CLIPPER RECEIVABLES CORPORATION++                                      5.13         11/01/2007              6,579
          2,350   COMERICA BANK+/-                                                       5.12         02/08/2008              2,349
        117,482   CREDIT SUISSE FIRST BOSTON REPURCHASE AGREEMENT - 102%
                  COLLATERALIZED (MATURITY VALUE $117,498)                               5.04         11/01/2007            117,482
         28,196   CULLINAN FINANCE CORPORATION+++/-                                      4.85         02/25/2008             28,196
         35,245   CULLINAN FINANCE CORPORATION+++/-                                      5.01         08/04/2008             34,981
         11,748   CULLINAN FINANCE CORPORATION+++/-                                      5.32         02/12/2008             11,710
         18,797   FAIRWAY FINANCE CORPORATION                                            4.92         11/08/2007             18,778
         11,778   FAIRWAY FINANCE CORPORATION                                            5.01         11/05/2007             11,771
         18,797   FAIRWAY FINANCE CORPORATION++                                          5.10         11/02/2007             18,794
         11,748   FALCON ASSET SECURITIZATION CORPORATION++                              5.32         11/06/2007             11,740
         14,986   FCAR OWNER TRUST SERIES I                                              4.91         11/14/2007             14,958
         46,993   FIVE FINANCE INCORPORATED+++/-                                         5.18         07/09/2008             46,923
         32,895   GALLEON CAPITAL LLC++                                                  4.99         11/05/2007             32,876
         32,895   GALLEON CAPITAL LLC++                                                  5.10         11/02/2007             32,890
          4,699   HARRIER FINANCE FUNDING LLC+/-                                         4.89         04/25/2008              4,699
         11,748   HARRIER FINANCE FUNDING LLC+++/-                                       5.20         01/11/2008             11,749
         23,496   HUDSON-THAMES LLC+++/-                                                 5.67         06/16/2008             23,337
         30,545   ING (USA) ANNUITY & LIFE INSURANCE COMPANY+/-                          5.13         08/16/2008             30,545
         11,748   INTESA BANK (IRELAND) PLC SERIES BKNT+++/-                             4.88         10/24/2008             11,728
            705   INTESA FUNDING LLC                                                     4.86         11/07/2007                704
        272,559   JPMORGAN CHASE SECURITIES CORPORATION REPURCHASE AGREEMENT -
                  102% COLLATERALIZED (MATURITY VALUE $272,597)                          5.04         11/01/2007            272,559
         23,496   JUPITER SECURITIZATION CORPORATION                                     4.90         11/01/2007             23,496
         27,021   KESTREL FUNDING US LLC+++/-                                            4.84         02/25/2008             27,011
          4,699   KESTREL FUNDING US LLC+/-                                              4.89         04/25/2008              4,699
         10,150   LIBERTY STREET FUNDING CORPORATION++                                   5.02         11/01/2007             10,150
         23,496   LINKS FINANCE LLC+++/-                                                 5.01         08/15/2008             23,454
         31,485   LIQUID FUNDING LIMITED+++/-                                            5.22         11/13/2007             31,485
         34,775   LIQUID FUNDING LIMITED+++/-                                            5.70         06/11/2008             34,801
         46,993   MERRILL LYNCH & COMPANY INCORPORATED REPURCHASE AGREEMENT -
                  102% COLLATERALIZED (MATURITY VALUE $47,000)                           5.00         11/01/2007             46,993
         15,508   MONT BLANC CAPITAL CORPORATION                                         4.90         11/07/2007             15,494
         48,941   MORGAN STANLEY REPURCHASE AGREEMENT - 102% COLLATERALIZED
                  (MATURITY VALUE $48,948)                                               5.02         11/01/2007             48,941
          2,173   MORGAN STANLEY SERIES EXL+/-                                           5.22         10/15/2008              2,173
         15,038   NEWPORT FUNDING CORPORATION                                            5.11         11/14/2007             15,009
         21,147   NORTH SEA FUNDING LLC                                                  4.99         11/16/2007             21,100
         32,895   NORTH SEA FUNDING LLC                                                  5.13         11/08/2007             32,861
         23,496   NORTHERN ROCK PLC+++/-                                                 5.15         10/03/2008             23,377
          2,350   OLD LINE FUNDING CORPORATION                                           4.96         11/15/2007              2,345
          9,471   OLD LINE FUNDING CORPORATION                                           4.96         11/19/2007              9,446
         21,617   OLD LINE FUNDING CORPORATION                                           5.06         11/09/2007             21,591
         11,748   PERRY GLOBAL FUNDING LLC SERIES A++                                    5.13         11/15/2007             11,724
         11,748   PREMIUM ASSET TRUST+/-                                                 5.10         09/16/2008             11,748
         13,393   PREMIUM ASSET TRUST+++/-                                               5.33         12/21/2007             13,391
          8,929   PYXIS MASTER TRUST SERIES 2007-3+++/-                                  5.51         11/27/2007              8,929
          1,901   RACERS TRUST SERIES 2004-6-MM+++/-                                     5.15         05/22/2008              1,899
         37,594   SCALDIS CAPITAL LIMITED++                                              4.94         11/20/2007             37,490
         25,846   SCALDIS CAPITAL LIMITED++                                              5.11         11/15/2007             25,793
         16,917   SEDNA FINANCE INCORPORATED+++/-                                        5.09         04/10/2008             16,906
         11,983   SHIPROCK FINANCE SERIES 2007-4A+++/-                                   5.16         04/11/2008             11,983
          9,164   SKANDINAVISKA ENSKILDA BANKEN AB (NEW YORK)+/-                         4.80         02/29/2008              9,156

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE LARGE CAP STOCK FUNDS

                        PORTFOLIO OF INVESTMENTS -- OCTOBER 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   GROWTH AND INCOME FUND
--------------------------------------------------------------------------------

PRINCIPAL         SECURITY NAME                                                     INTEREST RATE   MATURITY DATE        VALUE
COLLATERAL INVESTED IN OTHER ASSETS (continued)
$        11,748   SKANDINAVISKA ENSKILDA BANKEN AB (NEW YORK)+/-                         5.11%        02/04/2008    $        11,748
          9,399   SLM CORPORATION+++/-                                                   5.11         05/12/2008              9,316
         14,568   STANFIELD VICTORIA FUNDING LLC+++/-                                    5.23         04/03/2008             14,560
         23,496   STANFIELD VICTORIA FUNDING LLC+++/-                                    5.57         02/15/2008             23,485
         22,087   THAMES ASSET GLOBAL SECURITIZATION #1 INCORPORATED++                   5.03         11/09/2007             22,061
          2,717   THE TRAVELERS INSURANCE COMPANY+/-                                     5.19         02/08/2008              2,717
         35,134   THUNDER BAY FUNDING INCORPORATED++                                     5.10         11/07/2007             35,103
         11,748   UNICREDITO ITALIANO BANK (IRELAND)+/-                                  5.11         10/14/2008             11,731
         11,748   UNICREDITO ITALIANO BANK (IRELAND) SERIES LIB+++/-                     5.14         10/08/2008             11,734
          5,028   VARIABLE FUNDING CAPITAL COMPANY                                       4.98         11/01/2007              5,028
         12,218   VERSAILLES CDS LLC                                                     4.93         11/15/2007             12,193
         11,748   VERSAILLES CDS LLC                                                     5.15         11/06/2007             11,740
         20,207   VICTORIA FINANCE LLC+++/-                                              5.01         07/28/2008             20,180
         11,748   VICTORIA FINANCE LLC+++/-                                              5.03         08/07/2008             11,748
         23,496   WHITE PINE FINANCE LLC+++/-                                            5.46         02/22/2008             23,486

                                                                                                                          2,183,904
                                                                                                                    ---------------

TOTAL COLLATERAL FOR SECURITIES LENDING (COST $2,226,913)                                                                 2,224,656
                                                                                                                    ---------------

SHARES
SHORT-TERM INVESTMENTS: 0.38%
      1,158,821   WELLS FARGO ADVANTAGE MONEY MARKET TRUST~+++                                                            1,158,821
                                                                                                                    ---------------

TOTAL SHORT-TERM INVESTMENTS (COST $1,158,821)                                                                            1,158,821
                                                                                                                    ---------------

TOTAL INVESTMENTS IN SECURITIES
(COST $275,557,195)*                                     100.02%                                                    $   301,634,353

OTHER ASSETS AND LIABILITIES, NET                         (0.02)                                                            (65,613)
                                                         ------                                                     ---------------

TOTAL NET ASSETS                                         100.00%                                                    $   301,568,741
                                                         ------                                                     ---------------

+     NON-INCOME EARNING SECURITIES.

<<    ALL OR A PORTION OF THIS SECURITY IS ON LOAN.

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4(2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

+/-   VARIABLE RATE INVESTMENTS.

^^ THIS SECURITY IS CURRENTLY IN DEFAULT WITH REGARDS TO SCHEDULED INTEREST AND/OR PRINCIPAL PAYMENTS.

~ THIS WELLS FARGO ADVANTAGE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO ADVANTAGE MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

+++   SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $1,158,821.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE LARGE CAP STOCK FUNDS

                        PORTFOLIO OF INVESTMENTS -- OCTOBER 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   GROWTH FUND
--------------------------------------------------------------------------------

SHARES            SECURITY NAME                                                                                          VALUE
COMMON STOCKS: 96.92%

AMUSEMENT & RECREATION SERVICES: 1.89%
        540,000   LIFE TIME FITNESS INCORPORATED+<<                                                                 $    32,745,600
                                                                                                                    ---------------
APPAREL & ACCESSORY STORES: 1.16%
        195,000   GUESS? INCORPORATED<<                                                                                  10,021,050
        260,000   URBAN OUTFITTERS INCORPORATED+                                                                          6,570,200
         85,000   ZUMIEZ INCORPORATED+<<                                                                                  3,558,100

                                                                                                                         20,149,350
                                                                                                                    ---------------
BIOPHARMACEUTICALS: 3.06%
        215,000   CELGENE CORPORATION+                                                                                   14,190,000
        695,000   GILEAD SCIENCES INCORPORATED+                                                                          32,102,050
        155,000   TEVA PHARMACEUTICAL INDUSTRIES LIMITED ADR                                                              6,821,550

                                                                                                                         53,113,600
                                                                                                                    ---------------
BIOTECHNOLOGY: 0.55%
        435,000   OBAGI MEDICAL PRODUCTS INCORPORATED+                                                                    9,500,400
                                                                                                                    ---------------
BUSINESS SERVICES: 11.52%
        250,000   ACTIVISION INCORPORATED+<<                                                                              5,912,500
        150,000   AKAMAI TECHNOLOGIES INCORPORATED+<<                                                                     5,878,500
        145,000   BANKRATE INCORPORATED+<<                                                                                6,662,750
         10,000   BLACKBOARD INCORPORATED+<<                                                                                499,000
        740,000   COGNIZANT TECHNOLOGY SOLUTIONS CORPORATION CLASS A+                                                    30,680,400
        294,450   CONCUR TECHNOLOGIES INCORPORATED+<<                                                                    10,611,978
        270,000   DEALERTRACK HOLDINGS INCORPORATED+<<                                                                   13,254,300
        160,000   F5 NETWORKS INCORPORATED+                                                                               5,764,800
         93,000   GOOGLE INCORPORATED CLASS A+                                                                           65,751,000
        105,000   HURON CONSULTING GROUP INCORPORATED+<<                                                                  7,337,400
         45,000   JUNIPER NETWORKS INCORPORATED+                                                                          1,620,000
         50,000   MASTERCARD INCORPORATED CLASS A<<                                                                       9,477,500
        319,672   OMNICELL INCORPORATED+<<                                                                                8,439,341
        390,050   PHASE FORWARD INCORPORATED+                                                                             9,279,290
        215,000   SALARY.COM INCORPORATED+<<                                                                              3,295,950
        215,000   SHANDA INTERACTIVE ENTERTAINMENT LIMITED+<<                                                             8,464,550
        197,950   VOCUS INCORPORATED+<<                                                                                   7,122,241

                                                                                                                        200,051,500
                                                                                                                    ---------------
CHEMICALS & ALLIED PRODUCTS: 9.33%
         85,000   ABBOTT LABORATORIES                                                                                     4,642,700
        127,000   AIR PRODUCTS & CHEMICALS INCORPORATED                                                                  12,426,950
        715,000   BIOMARIN PHARMACEUTICAL INCORPORATED+<<                                                                19,826,950
         60,000   CHATTEM INCORPORATED+<<                                                                                 4,458,000
        100,000   COLGATE-PALMOLIVE COMPANY                                                                               7,627,000
        145,000   INVERNESS MEDICAL INNOVATIONS INCORPORATED+<<                                                           8,713,050
        295,000   MGI PHARMA INCORPORATED+                                                                                9,611,100
        285,000   MONSANTO COMPANY<<                                                                                     27,824,550
        185,000   MOSAIC COMPANY+                                                                                        12,913,000
        270,000   PRAXAIR INCORPORATED<<                                                                                 23,079,600
        605,000   SCHERING-PLOUGH CORPORATION                                                                            18,464,600
        165,000   SHIRE PLC ADR<<                                                                                        12,399,750

                                                                                                                        161,987,250
                                                                                                                    ---------------
COMMUNICATIONS: 7.78%
        340,000   AMERICA MOVIL SAB DE C.V. ADR SERIES L                                                                 22,232,600
        220,000   AMERICAN TOWER CORPORATION CLASS A+<<                                                                   9,719,600
        550,000   AT&T INCORPORATED<<                                                                                    22,984,500

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE LARGE CAP STOCK FUNDS

                        PORTFOLIO OF INVESTMENTS -- OCTOBER 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   GROWTH FUND
--------------------------------------------------------------------------------

SHARES            SECURITY NAME                                                                                          VALUE
COMMUNICATIONS (continued)
        440,000   CBEYOND INCORPORATED+<<                                                                           $    17,212,800
        144,450   CROWN CASTLE INTERNATIONAL CORPORATION+<<                                                               5,932,562
        105,000   EQUINIX INCORPORATED+<<                                                                                12,249,300
      1,005,000   FOUNDRY NETWORKS INCORPORATED+<<                                                                       21,245,700
        205,000   LOOPNET INCORPORATED+                                                                                   3,864,250
        340,000   NII HOLDINGS INCORPORATED+<<                                                                           19,720,000

                                                                                                                        135,161,312
                                                                                                                    ---------------
E-COMMERCE/SERVICES: 0.38%
         70,000   PRICELINE.COM INCORPORATED+<<                                                                           6,517,000
                                                                                                                    ---------------
EATING & DRINKING PLACES: 2.54%
         35,000   CHIPOTLE MEXICAN GRILL INCORPORATED+<<                                                                  4,865,000
        340,000   MCDONALD'S CORPORATION                                                                                 20,298,000
      1,295,000   TEXAS ROADHOUSE INCORPORATED CLASS A+<<                                                                16,407,650
         65,000   YUM! BRANDS INCORPORATED                                                                                2,617,550

                                                                                                                         44,188,200
                                                                                                                    ---------------
EDUCATIONAL SERVICES: 1.34%
        260,000   NEW ORIENTAL EDUCATION & TECHNOLOGY GROUP INCORPORATED+                                                23,275,200
                                                                                                                    ---------------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT: 9.49%
         70,000   CIENA CORPORATION+<<                                                                                    3,350,200
      1,080,000   CISCO SYSTEMS INCORPORATED+                                                                            35,704,800
        500,000   COMTECH GROUP INCORPORATED+<<                                                                          10,755,000
        225,000   DOLBY LABORATORIES INCORPORATED CLASS A+                                                                9,328,500
        290,000   EMERSON ELECTRIC COMPANY                                                                               15,158,300
        395,000   GENERAL ELECTRIC COMPANY<<                                                                             16,258,200
        816,050   HARMONIC INCORPORATED+                                                                                 10,053,736
        285,000   INTERSIL CORPORATION CLASS A                                                                            8,646,900
         17,000   MILLICOM INTERNATIONAL CELLULAR SA+                                                                     1,997,160
        475,000   NOKIA OYJ ADR                                                                                          18,867,000
        382,500   NVIDIA CORPORATION+<<                                                                                  13,532,850
        825,000   ON SEMICONDUCTOR CORPORATION+<<                                                                         8,415,000
        185,000   QUALCOMM INCORPORATED                                                                                   7,905,050
        110,000   SILICON LABORATORIES INCORPORATED+<<                                                                    4,807,000

                                                                                                                        164,779,696
                                                                                                                    ---------------
FOOD & KINDRED PRODUCTS: 0.15%
         35,000   PEPSICO INCORPORATED                                                                                    2,580,200
                                                                                                                    ---------------
FOOTWEAR: 0.97%
        135,000   CROCS INCORPORATED+<<                                                                                  10,091,250
         48,600   DECKERS OUTDOOR CORPORATION+<<                                                                          6,793,794

                                                                                                                         16,885,044
                                                                                                                    ---------------
HEALTH SERVICES: 2.01%
        285,000   COVANCE INCORPORATED+<<                                                                                23,512,500
         70,000   HEALTHWAYS INCORPORATED+<<                                                                              4,249,000
        180,000   PSYCHIATRIC SOLUTIONS INCORPORATED+<<                                                                   7,128,000

                                                                                                                         34,889,500
                                                                                                                    ---------------
HEAVY CONSTRUCTION OTHER THAN BUILDING CONSTRUCTION CONTRACTS: 1.28%
        150,000   FOSTER WHEELER LIMITED+                                                                                22,237,500
                                                                                                                    ---------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE LARGE CAP STOCK FUNDS

                        PORTFOLIO OF INVESTMENTS -- OCTOBER 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   GROWTH FUND
--------------------------------------------------------------------------------

SHARES            SECURITY NAME                                                                                          VALUE
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT: 7.01%
        127,000   APPLE INCORPORATED+                                                                               $    24,123,650
        240,000   EMC CORPORATION                                                                                         6,093,600
        200,000   FLOWSERVE CORPORATION                                                                                  15,792,000
        145,000   GAMESTOP CORPORATION CLASS A+<<                                                                         8,586,900
        595,000   HEWLETT-PACKARD COMPANY<<                                                                              30,749,600
         41,000   RESEARCH IN MOTION LIMITED+                                                                             5,104,910
        185,000   THE MIDDLEBY CORPORATION+<<                                                                            12,056,450
        390,000   VERIFONE HOLDINGS INCORPORATED+<<                                                                      19,277,700

                                                                                                                        121,784,810
                                                                                                                    ---------------
INSURANCE AGENTS, BROKERS & SERVICE: 0.01%
          6,200   CNINSURE INCORPORATED ADR+                                                                                156,798
                                                                                                                    ---------------
INSURANCE CARRIERS: 1.75%
         75,000   AMERICAN INTERNATIONAL GROUP INCORPORATED                                                               4,734,000
         90,000   METLIFE INCORPORATED                                                                                    6,196,500
        288,000   PRINCIPAL FINANCIAL GROUP INCORPORATED                                                                 19,488,960

                                                                                                                         30,419,460
                                                                                                                    ---------------
MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS: 4.37%
        278,500   ACCURAY INCORPORATED+<<                                                                                 5,597,850
        245,000   ARTHROCARE CORPORATION+<<                                                                              15,885,800
        410,000   HOLOGIC INCORPORATED+<<                                                                                27,851,300
        255,000   ICON PLC+                                                                                              14,790,000
        124,200   MASIMO CORPORATION+<<                                                                                   4,250,124
        150,000   RESPIRONICS INCORPORATED+                                                                               7,509,000

                                                                                                                         75,884,074
                                                                                                                    ---------------
MEDICAL EQUIPMENT & SUPPLIES: 5.02%
        480,000   CYNOSURE INCORPORATED+<<                                                                               18,244,800
         79,000   INTUITIVE SURGICAL INCORPORATED+<<                                                                     25,822,730
        100,000   MEDTRONIC INCORPORATED                                                                                  4,744,000
        450,000   NUVASIVE INCORPORATED+                                                                                 19,255,500
        470,000   ST. JUDE MEDICAL INCORPORATED+                                                                         19,143,100

                                                                                                                         87,210,130
                                                                                                                    ---------------
MEDICAL MANAGEMENT SERVICES: 0.30%
         55,000   MEDCO HEALTH SOLUTIONS INCORPORATED+<<                                                                  5,190,900
                                                                                                                    ---------------
MEDICAL PRODUCTS: 2.00%
        243,000   ALLERGAN INCORPORATED                                                                                  16,421,940
        315,000   MERCK & COMPANY INCORPORATED<<                                                                         18,351,900

                                                                                                                         34,773,840
                                                                                                                    ---------------
MISCELLANEOUS MANUFACTURING INDUSTRIES: 1.86%
      1,440,000   CALLAWAY GOLF COMPANY                                                                                  24,940,800
        335,900   TOMOTHERAPY INCORPORATED+<<                                                                             7,346,133

                                                                                                                         32,286,933
                                                                                                                    ---------------
MISCELLANEOUS RETAIL: 3.48%
        105,000   CVS CAREMARK CORPORATION                                                                                4,385,850
      1,576,000   DICK'S SPORTING GOODS INCORPORATED+<<                                                                  52,591,120
        115,000   PETSMART INCORPORATED                                                                                   3,444,250

                                                                                                                         60,421,220
                                                                                                                    ---------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE LARGE CAP STOCK FUNDS

                        PORTFOLIO OF INVESTMENTS -- OCTOBER 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   GROWTH FUND
--------------------------------------------------------------------------------

SHARES            SECURITY NAME                                                                                          VALUE
OIL & GAS EXTRACTION: 5.34%
        145,000   APACHE CORPORATION                                                                                $    15,052,450
        306,000   ARENA RESOURCES INCORPORATED+<<                                                                        11,172,060
        200,000   CNX GAS CORPORATION+<<                                                                                  6,384,000
        205,000   GMX RESOURCES INCORPORATED+<<                                                                           7,894,550
        195,000   SCHLUMBERGER LIMITED                                                                                   18,831,150
        185,000   ULTRA PETROLEUM CORPORATION+                                                                           13,109,100
        305,000   XTO ENERGY INCORPORATED                                                                                20,245,900

                                                                                                                         92,689,210
                                                                                                                    ---------------
PERSONAL SERVICES: 0.04%
         19,300   ULTA SALON COSMETICS & FRAGRANCE INCORPORATED+                                                            660,060
                                                                                                                    ---------------
PRIMARY METAL INDUSTRIES: 1.81%
        210,000   PRECISION CASTPARTS CORPORATION                                                                        31,460,100
                                                                                                                    ---------------
PRINTING, PUBLISHING & ALLIED INDUSTRIES: 1.97%
        720,000   VISTAPRINT LIMITED+<<                                                                                  34,250,400
                                                                                                                    ---------------
SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES: 3.51%
         75,000   AMERIPRISE FINANCIAL INCORPORATED                                                                       4,723,500
      1,620,000   CHARLES SCHWAB CORPORATION                                                                             37,648,800
         28,000   CME GROUP INCORPORATED<<                                                                               18,655,000

                                                                                                                         61,027,300
                                                                                                                    ---------------
SOCIAL SERVICES: 1.47%
        845,000   ABB LIMITED ADR<<                                                                                      25,535,900
                                                                                                                    ---------------
STONE, CLAY, GLASS & CONCRETE PRODUCTS: 0.87%
        620,000   CORNING INCORPORATED<<                                                                                 15,047,400
                                                                                                                    ---------------
TRANSPORTATION EQUIPMENT: 2.37%
        135,000   BOEING COMPANY                                                                                         13,309,650
        362,500   UNITED TECHNOLOGIES CORPORATION                                                                        27,763,874

                                                                                                                         41,073,524
                                                                                                                    ---------------
WHOLESALE TRADE-DURABLE GOODS: 0.29%
        129,500   LKQ CORPORATION+<<                                                                                      4,993,520
                                                                                                                    ---------------

TOTAL COMMON STOCKS (COST $1,255,428,917)                                                                             1,682,926,931
                                                                                                                    ---------------

COLLATERAL FOR SECURITIES LENDING: 23.36%

COLLATERAL INVESTED IN MONEY MARKET FUNDS: 0.43%
        147,328   AIM SHORT-TERM INVESTMENT COMPANY - LIQUID ASSETS PORTFOLIO                                               147,328
      4,283,017   BLACKROCK TEMPORARY #24 MONEY MARKET FUND                                                               4,283,017
      2,998,112   DAILY ASSETS FUND INSTITUTIONAL                                                                         2,998,112

                                                                                                                          7,428,457
                                                                                                                    ---------------

PRINCIPAL                                                                           INTEREST RATE   MATURITY DATE
COLLATERAL INVESTED IN OTHER ASSETS: 22.93%
$     8,566,033   ALPINE SECURITIZATION CORPORATION++                                    4.89%        11/13/2007          8,551,043
      4,454,337   ALPINE SECURITIZATION CORPORATION                                      4.92         11/01/2007          4,454,337
      5,139,620   ATLANTIC ASSET SECURITIZATION CORPORATION++                            5.09         11/15/2007          5,129,135
        513,962   ATLANTIS ONE FUNDING CORPORATION++                                     5.00         11/02/2007            513,885
      1,541,886   ATOMIUM FUNDING LLC                                                    4.93         11/05/2007          1,540,992
      2,141,508   BANCO SANTANDER TOTTA LOAN+++/-                                        5.07         10/15/2008          2,137,268

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE LARGE CAP STOCK FUNDS

                        PORTFOLIO OF INVESTMENTS -- OCTOBER 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   GROWTH FUND
--------------------------------------------------------------------------------

PRINCIPAL         SECURITY NAME                                                     INTEREST RATE   MATURITY DATE        VALUE
COLLATERAL INVESTED IN OTHER ASSETS (continued)
$     2,141,508   BANK OF IRELAND SERIES EXTC+++/-                                       5.35%        10/14/2008    $     2,138,125
      7,709,430   BARCLAYS REPURCHASE AGREEMENT - 102% COLLATERALIZED (MATURITY
                  VALUE $7,710,520)                                                      5.09         11/01/2007          7,709,430
      1,713,207   BARTON CAPITAL CORPORATION++                                           5.00         11/02/2007          1,712,950
      2,998,112   BARTON CAPITAL CORPORATION                                             5.01         11/06/2007          2,995,923
      4,283,017   BEAR STEARNS & COMPANY INCORPORATED INTERNATIONAL REPURCHASE
                  AGREEMENT - 102% COLLATERALIZED (MATURITY VALUE $4,283,611)            4.99         11/01/2007          4,283,017
     18,416,972   BEAR STEARNS & COMPANY INCORPORATED REPURCHASE AGREEMENT -
                  102% COLLATERALIZED
                  (MATURITY VALUE $18,419,550)                                           5.04         11/01/2007         18,416,972
      1,713,207   BNP PARIBAS+/-                                                         5.33         05/07/2008          1,712,127
      2,783,875   BNP PARIBAS REPURCHASE AGREEMENT - 102% COLLATERALIZED
                  (MATURITY VALUE $2,784,260)                                            4.98         11/01/2007          2,783,875
      8,566,033   BNP PARIBAS REPURCHASE AGREEMENT - 102% COLLATERALIZED
                  (MATURITY VALUE $8,567,227)                                            5.02         11/01/2007          8,566,033
      2,141,508   CHARIOT FUNDING LLC++                                                  4.82         11/07/2007          2,139,645
      2,141,508   CHARIOT FUNDING LLC++                                                  4.86         11/16/2007          2,136,818
      1,370,565   CHARIOT FUNDING LLC                                                    4.94         11/14/2007          1,367,961
      2,141,508   CHARIOT FUNDING LLC++                                                  4.95         11/06/2007          2,139,945
      5,567,922   CHEYNE FINANCE LLC+++/-^^                                              4.83         02/25/2008          5,367,644
      4,283,017   CHEYNE FINANCE LLC+++/-^^                                              4.98         05/19/2008          4,068,866
        856,603   CIT GROUP INCORPORATED+/-                                              5.67         12/19/2007            854,736
        944,405   CIT GROUP INCORPORATED+/-                                              5.73         11/23/2007            942,847
     21,681,871   CITIGROUP REPURCHASE AGREEMENT - 102% COLLATERALIZED
                  (MATURITY VALUE $21,684,894)                                           5.02         11/01/2007         21,681,871
      5,139,620   CLIPPER RECEIVABLES CORPORATION++                                      5.06         11/09/2007          5,133,607
      3,340,753   CLIPPER RECEIVABLES CORPORATION++                                      5.11         11/08/2007          3,337,345
      1,199,245   CLIPPER RECEIVABLES CORPORATION++                                      5.13         11/01/2007          1,199,245
        428,302   COMERICA BANK+/-                                                       5.12         02/08/2008            428,173
     21,415,083   CREDIT SUISSE FIRST BOSTON REPURCHASE AGREEMENT - 102%
                  COLLATERALIZED (MATURITY VALUE $21,418,081)                            5.04         11/01/2007         21,415,083
      5,139,620   CULLINAN FINANCE CORPORATION+++/-                                      4.85         02/25/2008          5,139,620
      6,424,525   CULLINAN FINANCE CORPORATION+++/-                                      5.01         08/04/2008          6,376,405
      2,141,508   CULLINAN FINANCE CORPORATION+++/-                                      5.32         02/12/2008          2,134,527
      3,426,413   FAIRWAY FINANCE CORPORATION                                            4.92         11/08/2007          3,422,918
      2,146,991   FAIRWAY FINANCE CORPORATION                                            5.01         11/05/2007          2,145,745
      3,426,413   FAIRWAY FINANCE CORPORATION++                                          5.10         11/02/2007          3,425,899
      2,141,508   FALCON ASSET SECURITIZATION CORPORATION++                              5.32         11/06/2007          2,139,945
      2,731,708   FCAR OWNER TRUST SERIES I                                              4.91         11/14/2007          2,726,518
      8,566,033   FIVE FINANCE INCORPORATED+++/-                                         5.18         07/09/2008          8,553,356
      5,996,223   GALLEON CAPITAL LLC++                                                  4.99         11/05/2007          5,992,746
      5,996,223   GALLEON CAPITAL LLC++                                                  5.10         11/02/2007          5,995,324
        856,603   HARRIER FINANCE FUNDING LLC+/-                                         4.89         04/25/2008            856,603
      2,141,508   HARRIER FINANCE FUNDING LLC+++/-                                       5.20         01/11/2008          2,141,573
      4,283,017   HUDSON-THAMES LLC+++/-                                                 5.67         06/16/2008          4,253,892
      5,567,922   ING (USA) ANNUITY & LIFE INSURANCE COMPANY+/-                          5.13         08/16/2008          5,567,922
      2,141,508   INTESA BANK (IRELAND) PLC SERIES BKNT+++/-                             4.88         10/24/2008          2,137,868
        128,491   INTESA FUNDING LLC                                                     4.86         11/07/2007            128,379
     49,682,993   JPMORGAN CHASE SECURITIES CORPORATION REPURCHASE AGREEMENT -
                  102% COLLATERALIZED (MATURITY VALUE $49,689,949)                       5.04         11/01/2007         49,682,993
      4,283,017   JUPITER SECURITIZATION CORPORATION                                     4.90         11/01/2007          4,283,017
      4,925,469   KESTREL FUNDING US LLC+++/-                                            4.84         02/25/2008          4,923,696
        856,603   KESTREL FUNDING US LLC+/-                                              4.89         04/25/2008            856,603
      1,850,263   LIBERTY STREET FUNDING CORPORATION++                                   5.02         11/01/2007          1,850,263
      4,283,017   LINKS FINANCE LLC+++/-                                                 5.01         08/15/2008          4,275,264
      5,739,242   LIQUID FUNDING LIMITED+++/-                                            5.22         11/13/2007          5,739,242
      6,338,865   LIQUID FUNDING LIMITED+++/-                                            5.70         06/11/2008          6,343,746
      8,566,033   MERRILL LYNCH & COMPANY INCORPORATED REPURCHASE AGREEMENT -
                  102% COLLATERALIZED (MATURITY VALUE $8,567,223)                        5.00         11/01/2007          8,566,033
      2,826,791   MONT BLANC CAPITAL CORPORATION                                         4.90         11/07/2007          2,824,332
      8,921,223   MORGAN STANLEY REPURCHASE AGREEMENT - 102% COLLATERALIZED
                  (MATURITY VALUE $8,922,467)                                            5.02         11/01/2007          8,921,223
        396,179   MORGAN STANLEY SERIES EXL+/-                                           5.22         10/15/2008            396,179

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE LARGE CAP STOCK FUNDS

                        PORTFOLIO OF INVESTMENTS -- OCTOBER 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   GROWTH FUND
--------------------------------------------------------------------------------

PRINCIPAL         SECURITY NAME                                                     INTEREST RATE   MATURITY DATE        VALUE
COLLATERAL INVESTED IN OTHER ASSETS (continued)
$     2,741,131   NEWPORT FUNDING CORPORATION                                            5.11%        11/14/2007    $     2,735,923
      3,854,715   NORTH SEA FUNDING LLC                                                  4.99         11/16/2007          3,846,273
      5,996,223   NORTH SEA FUNDING LLC                                                  5.13         11/08/2007          5,990,107
      4,283,017   NORTHERN ROCK PLC+++/-                                                 5.15         10/03/2008          4,261,173
        428,302   OLD LINE FUNDING CORPORATION                                           4.96         11/15/2007            427,428
      1,726,398   OLD LINE FUNDING CORPORATION                                           4.96         11/19/2007          1,721,875
      3,940,375   OLD LINE FUNDING CORPORATION                                           5.06         11/09/2007          3,935,765
      2,141,508   PERRY GLOBAL FUNDING LLC SERIES A++                                    5.13         11/15/2007          2,137,140
      2,141,508   PREMIUM ASSET TRUST+/-                                                 5.10         09/16/2008          2,141,508
      2,441,320   PREMIUM ASSET TRUST+++/-                                               5.33         12/21/2007          2,441,027
      1,627,546   PYXIS MASTER TRUST SERIES 2007-3+++/-                                  5.51         11/27/2007          1,627,546
        346,496   RACERS TRUST SERIES 2004-6-MM+++/-                                     5.15         05/22/2008            346,218
      6,852,827   SCALDIS CAPITAL LIMITED++                                              4.94         11/20/2007          6,833,844
      4,711,318   SCALDIS CAPITAL LIMITED++                                              5.11         11/15/2007          4,701,707
      3,083,772   SEDNA FINANCE INCORPORATED+++/-                                        5.09         04/10/2008          3,081,737
      2,184,339   SHIPROCK FINANCE SERIES 2007-4A+++/-                                   5.16         04/11/2008          2,184,339
      1,670,377   SKANDINAVISKA ENSKILDA BANKEN AB (NEW YORK)+/-                         4.80         02/29/2008          1,668,962
      2,141,508   SKANDINAVISKA ENSKILDA BANKEN AB (NEW YORK)+/-                         5.11         02/04/2008          2,141,487
      1,713,207   SLM CORPORATION+++/-                                                   5.11         05/12/2008          1,698,079
      2,655,470   STANFIELD VICTORIA FUNDING LLC+++/-                                    5.23         04/03/2008          2,654,116
      4,283,017   STANFIELD VICTORIA FUNDING LLC+++/-                                    5.57         02/15/2008          4,280,875
      4,026,036   THAMES ASSET GLOBAL SECURITIZATION #1 INCORPORATED++                   5.03         11/09/2007          4,021,325
        495,202   THE TRAVELERS INSURANCE COMPANY+/-                                     5.19         02/08/2008            495,192
      6,404,309   THUNDER BAY FUNDING INCORPORATED++                                     5.10         11/07/2007          6,398,737
      2,141,508   UNICREDITO ITALIANO BANK (IRELAND)+/-                                  5.11         10/14/2008          2,138,446
      2,141,508   UNICREDITO ITALIANO BANK (IRELAND) SERIES LIB+++/-                     5.14         10/08/2008          2,138,939
        916,566   VARIABLE FUNDING CAPITAL COMPANY                                       4.98         11/01/2007            916,566
      2,227,169   VERSAILLES CDS LLC                                                     4.93         11/15/2007          2,222,625
      2,141,508   VERSAILLES CDS LLC                                                     5.15         11/06/2007          2,139,945
      3,683,394   VICTORIA FINANCE LLC+++/-                                              5.01         07/28/2008          3,678,422
      2,141,508   VICTORIA FINANCE LLC+++/-                                              5.03         08/07/2008          2,141,508
      4,283,017   WHITE PINE FINANCE LLC+++/-                                            5.46         02/22/2008          4,280,490

                                                                                                                        398,090,053
                                                                                                                    ---------------

TOTAL COLLATERAL FOR SECURITIES LENDING (COST $405,930,099)                                                            405,518,510
                                                                                                                    ---------------

SHARES
SHORT-TERM INVESTMENTS: 1.98%
     34,421,827   WELLS FARGO ADVANTAGE MONEY MARKET TRUST~+++                                                           34,421,827
                                                                                                                    ---------------

TOTAL SHORT-TERM INVESTMENTS (COST $34,421,827)                                                                         34,421,827
                                                                                                                    ---------------

TOTAL INVESTMENTS IN SECURITIES
(COST $1,695,780,843)*                                   122.26%                                                    $ 2,122,867,268

OTHER ASSETS AND LIABILITIES, NET                        (22.26)                                                       (386,576,567)
                                                         ------                                                     ---------------

TOTAL NET ASSETS                                         100.00%                                                    $ 1,736,290,701
                                                         ------                                                     ---------------

+     NON-INCOME EARNING SECURITIES.

<<    ALL OR A PORTION OF THIS SECURITY IS ON LOAN.

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4(2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

+/-   VARIABLE RATE INVESTMENTS.

^^ THIS SECURITY IS CURRENTLY IN DEFAULT WITH REGARDS TO SCHEDULED INTEREST AND/OR PRINCIPAL PAYMENTS.

~ THIS WELLS FARGO ADVANTAGE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO ADVANTAGE MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

+++   SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $34,421,827.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE LARGE CAP STOCK FUNDS

                        PORTFOLIO OF INVESTMENTS -- OCTOBER 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   LARGE CAP GROWTH FUND
--------------------------------------------------------------------------------

SHARES            SECURITY NAME                                                                                          VALUE
COMMON STOCKS: 97.52%

BIOPHARMACEUTICALS: 4.52%
         82,000   CELGENE CORPORATION+                                                                              $     5,412,000
        210,000   GILEAD SCIENCES INCORPORATED+                                                                           9,699,900
        102,000   TEVA PHARMACEUTICAL INDUSTRIES LIMITED ADR                                                              4,489,020

                                                                                                                         19,600,920
                                                                                                                    ---------------
BUSINESS SERVICES: 11.81%
        129,000   ADOBE SYSTEMS INCORPORATED+                                                                             6,179,100
         30,000   AKAMAI TECHNOLOGIES INCORPORATED+<<                                                                     1,175,700
        168,000   COGNIZANT TECHNOLOGY SOLUTIONS CORPORATION CLASS A+                                                     6,965,280
        118,000   EBAY INCORPORATED+                                                                                      4,259,800
         25,000   GOOGLE INCORPORATED CLASS A+                                                                           17,675,000
         19,000   INFOSYS TECHNOLOGIES LIMITED ADR                                                                          967,860
        115,000   JUNIPER NETWORKS INCORPORATED+<<                                                                        4,140,000
         17,000   MASTERCARD INCORPORATED CLASS A<<                                                                       3,222,350
         51,000   MICROSOFT CORPORATION                                                                                   1,877,310
        213,000   ORACLE CORPORATION+                                                                                     4,722,210

                                                                                                                         51,184,610
                                                                                                                    ---------------
CASINO & GAMING: 2.04%
         54,700   WYNN RESORTS LIMITED+<<                                                                                 8,830,221
                                                                                                                    ---------------
CHEMICALS & ALLIED PRODUCTS: 11.64%
         34,000   ABBOTT LABORATORIES                                                                                     1,857,080
         57,000   AIR PRODUCTS & CHEMICALS INCORPORATED                                                                   5,577,450
        115,000   MONSANTO COMPANY                                                                                       11,227,450
        112,000   MOSAIC COMPANY+                                                                                         7,817,600
         92,000   PRAXAIR INCORPORATED                                                                                    7,864,160
         88,000   PROCTER & GAMBLE COMPANY                                                                                6,117,760
        192,000   SCHERING-PLOUGH CORPORATION                                                                             5,859,840
         55,000   SHIRE PLC ADR<<                                                                                         4,133,250

                                                                                                                         50,454,590
                                                                                                                    ---------------
COMMUNICATIONS: 5.86%
         97,000   AMERICA MOVIL SAB DE C.V. ADR SERIES L                                                                  6,342,830
        120,000   AMERICAN TOWER CORPORATION CLASS A+<<                                                                   5,301,600
         50,000   AO VIMPELCOM ADR                                                                                        1,653,500
        172,000   AT&T INCORPORATED                                                                                       7,187,880
         85,000   NII HOLDINGS INCORPORATED+                                                                              4,930,000

                                                                                                                         25,415,810
                                                                                                                    ---------------
DEPOSITORY INSTITUTIONS: 1.30%
         62,000   NORTHERN TRUST CORPORATION<<                                                                            4,663,020
         12,000   STATE STREET CORPORATION                                                                                  957,240

                                                                                                                          5,620,260
                                                                                                                    ---------------
EATING & DRINKING PLACES: 1.99%
        114,000   MCDONALD'S CORPORATION                                                                                  6,805,800
         45,000   YUM! BRANDS INCORPORATED                                                                                1,812,150

                                                                                                                          8,617,950
                                                                                                                    ---------------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT: 9.97%
         50,000   BROADCOM CORPORATION CLASS A+<<                                                                         1,627,500
        400,000   CISCO SYSTEMS INCORPORATED+                                                                            13,224,000

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE LARGE CAP STOCK FUNDS

                        PORTFOLIO OF INVESTMENTS -- OCTOBER 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   LARGE CAP GROWTH FUND
--------------------------------------------------------------------------------

SHARES            SECURITY NAME                                                                                          VALUE
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT (continued)
        142,000   EMERSON ELECTRIC COMPANY                                                                          $     7,422,340
        100,000   GENERAL ELECTRIC COMPANY<<                                                                              4,116,000
          4,000   MILLICOM INTERNATIONAL CELLULAR SA                                                                        469,920
        157,000   NOKIA OYJ ADR                                                                                           6,236,040
        175,000   NVIDIA CORPORATION+                                                                                     6,191,500
         92,000   QUALCOMM INCORPORATED                                                                                   3,931,160

                                                                                                                         43,218,460
                                                                                                                    ---------------
FOOD & KINDRED PRODUCTS: 2.17%
         78,000   PEPSICO INCORPORATED                                                                                    5,750,160
         59,000   THE COCA-COLA COMPANY                                                                                   3,643,840

                                                                                                                          9,394,000
                                                                                                                    ---------------
FOOD STORES: 0.20%
         33,000   STARBUCKS CORPORATION+                                                                                    880,440
                                                                                                                    ---------------
GENERAL MERCHANDISE STORES: 0.96%
         68,000   TARGET CORPORATION                                                                                      4,172,480
                                                                                                                    ---------------
HEALTH SERVICES: 1.26%
         66,000   COVANCE INCORPORATED+                                                                                   5,445,000
                                                                                                                    ---------------
HEAVY CONSTRUCTION OTHER THAN BUILDING CONSTRUCTION CONTRACTS: 0.92%
         27,000   FOSTER WHEELER LIMITED+                                                                                 4,002,750
                                                                                                                    ---------------
HOTELS, ROOMING HOUSES, CAMPS & OTHER LODGE PLACES: 0.65%
         68,000   MARRIOTT INTERNATIONAL INCORPORATED CLASS A                                                             2,795,480
                                                                                                                    ---------------
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT: 9.63%
         50,000   APPLE INCORPORATED+                                                                                     9,497,500
         24,000   DEERE & COMPANY                                                                                         3,717,600
        187,000   EMC CORPORATION                                                                                         4,747,930
        210,000   HEWLETT-PACKARD COMPANY                                                                                10,852,800
        136,000   INTEL CORPORATION                                                                                       3,658,400
         48,000   RESEARCH IN MOTION LIMITED+                                                                             5,976,480
         66,000   VERIFONE HOLDINGS INCORPORATED+<<                                                                       3,262,380

                                                                                                                         41,713,090
                                                                                                                    ---------------
INSURANCE AGENTS, BROKERS & SERVICE: 0.01%
          1,550   CNINSURE INCORPORATED ADR+                                                                                 39,200
                                                                                                                    ---------------
INSURANCE CARRIERS: 2.68%
         25,000   AMERICAN INTERNATIONAL GROUP INCORPORATED                                                               1,578,000
         28,000   METLIFE INCORPORATED                                                                                    1,927,800
         74,000   PRINCIPAL FINANCIAL GROUP INCORPORATED                                                                  5,007,580
         32,000   PRUDENTIAL FINANCIAL INCORPORATED<<                                                                     3,095,040

                                                                                                                         11,608,420
                                                                                                                    ---------------
MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS: 1.05%
         67,000   HOLOGIC INCORPORATED+<<                                                                                 4,551,310
                                                                                                                    ---------------
MEDICAL EQUIPMENT & SUPPLIES: 2.09%
         61,000   MEDTRONIC INCORPORATED                                                                                  2,893,840
        151,000   ST. JUDE MEDICAL INCORPORATED+                                                                          6,150,230

                                                                                                                          9,044,070
                                                                                                                    ---------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE LARGE CAP STOCK FUNDS

                        PORTFOLIO OF INVESTMENTS -- OCTOBER 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   LARGE CAP GROWTH FUND
--------------------------------------------------------------------------------

SHARES            SECURITY NAME                                                                                          VALUE
MEDICAL MANAGEMENT SERVICES: 0.30%
         14,000   MEDCO HEALTH SOLUTIONS INCORPORATED+<<                                                            $     1,321,320
                                                                                                                    ---------------
MEDICAL PRODUCTS: 3.36%
        110,000   ALLERGAN INCORPORATED                                                                                   7,433,800
        122,000   MERCK & COMPANY INCORPORATED                                                                            7,107,720

                                                                                                                         14,541,520
                                                                                                                    ---------------
MISCELLANEOUS RETAIL: 1.49%
         13,000   COSTCO WHOLESALE CORPORATION                                                                              874,380
         52,000   CVS CAREMARK CORPORATION                                                                                2,172,040
        102,000   DICK'S SPORTING GOODS INCORPORATED+                                                                     3,403,740

                                                                                                                          6,450,160
                                                                                                                    ---------------
OIL & GAS EXTRACTION: 4.97%
         46,000   APACHE CORPORATION                                                                                      4,775,260
         87,000   SCHLUMBERGER LIMITED                                                                                    8,401,590
        126,000   XTO ENERGY INCORPORATED                                                                                 8,363,880

                                                                                                                         21,540,730
                                                                                                                    ---------------
PRIMARY METAL INDUSTRIES: 1.62%
         47,000   PRECISION CASTPARTS CORPORATION                                                                         7,041,070
                                                                                                                    ---------------
SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES: 5.50%
         44,000   AMERIPRISE FINANCIAL INCORPORATED                                                                       2,771,120
        440,000   CHARLES SCHWAB CORPORATION                                                                             10,225,600
          9,500   CME GROUP INCORPORATED                                                                                  6,329,375
         70,000   T. ROWE PRICE GROUP INCORPORATED                                                                        4,496,800

                                                                                                                         23,822,895
                                                                                                                    ---------------
SOCIAL SERVICES: 1.77%
        254,000   ABB LIMITED ADR                                                                                         7,675,880
                                                                                                                    ---------------
STONE, CLAY, GLASS & CONCRETE PRODUCTS: 1.57%
        280,000   CORNING INCORPORATED                                                                                    6,795,600
                                                                                                                    ---------------
TRANSPORTATION BY AIR: 0.43%
         38,000   RYANAIR HOLDINGS PLC ADR+<<                                                                             1,869,220
                                                                                                                    ---------------
TRANSPORTATION EQUIPMENT: 4.75%
         36,000   BOEING COMPANY                                                                                          3,549,240
         58,000   LOCKHEED MARTIN CORPORATION                                                                             6,382,320
         50,000   TEXTRON INCORPORATED                                                                                    3,460,500
         94,000   UNITED TECHNOLOGIES CORPORATION                                                                         7,199,464

                                                                                                                         20,591,524
                                                                                                                    ---------------
WHOLESALE TRADE NON-DURABLE GOODS: 1.01%
         66,000   NIKE INCORPORATED CLASS B                                                                               4,373,156
                                                                                                                    ---------------

TOTAL COMMON STOCKS (COST $322,888,337)                                                                                 422,612,136
                                                                                                                    ---------------
COLLATERAL FOR SECURITIES LENDING: 8.03%

COLLATERAL INVESTED IN MONEY MARKET FUNDS: 0.15%
         12,643   AIM SHORT-TERM INVESTMENT COMPANY - LIQUID ASSETS PORTFOLIO                                                12,643
        367,540   BLACKROCK TEMPORARY #24 MONEY MARKET FUND                                                                 367,540

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE LARGE CAP STOCK FUNDS

                        PORTFOLIO OF INVESTMENTS -- OCTOBER 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   LARGE CAP GROWTH FUND
--------------------------------------------------------------------------------

SHARES            SECURITY NAME                                                                                          VALUE
COLLATERAL INVESTED IN MONEY MARKET FUNDS (continued)
        257,278   DAILY ASSETS FUND INSTITUTIONAL                                                                   $       257,278

                                                                                                                            637,461
                                                                                                                    ---------------

PRINCIPAL                                                                           INTEREST RATE   MATURITY DATE
COLLATERAL INVESTED IN OTHER ASSETS: 7.88%
$       735,080   ALPINE SECURITIZATION CORPORATION++                                    4.89%        11/13/2007            733,794
        382,242   ALPINE SECURITIZATION CORPORATION                                      4.92         11/01/2007            382,242
        441,048   ATLANTIC ASSET SECURITIZATION CORPORATION++                            5.09         11/15/2007            440,148
         44,105   ATLANTIS ONE FUNDING CORPORATION++                                     5.00         11/02/2007             44,098
        132,314   ATOMIUM FUNDING LLC                                                    4.93         11/05/2007            132,238
        183,770   BANCO SANTANDER TOTTA LOAN+/-++                                        5.07         10/15/2008            183,406
        183,770   BANK OF IRELAND SERIES EXTC+/-++                                       5.35         10/14/2008            183,480
        661,572   BARCLAYS REPURCHASE AGREEMENT - 102% COLLATERALIZED (MATURITY
                  VALUE $661,666)                                                        5.09         11/01/2007            661,572
        147,016   BARTON CAPITAL CORPORATION++                                           5.00         11/02/2007            146,994
        257,278   BARTON CAPITAL CORPORATION                                             5.01         11/06/2007            257,090
        367,540   BEAR STEARNS & COMPANY INCORPORATED INTERNATIONAL REPURCHASE
                  AGREEMENT - 102% COLLATERALIZED (MATURITY VALUE $367,591)              4.99         11/01/2007            367,540
      1,580,423   BEAR STEARNS & COMPANY INCORPORATED REPURCHASE AGREEMENT -
                  102% COLLATERALIZED (MATURITY VALUE $1,580,644)                        5.04         11/01/2007          1,580,423
        147,016   BNP PARIBAS+/-                                                         5.33         05/07/2008            146,923
        238,894   BNP PARIBAS REPURCHASE AGREEMENT - 102% COLLATERALIZED
                  (MATURITY VALUE $238,927)                                              4.98         11/01/2007            238,894
        735,080   BNP PARIBAS REPURCHASE AGREEMENT - 102% COLLATERALIZED
                  (MATURITY VALUE $735,183)                                              5.02         11/01/2007            735,080
        183,770   CHARIOT FUNDING LLC++                                                  4.82         11/07/2007            183,610
        183,770   CHARIOT FUNDING LLC++                                                  4.86         11/16/2007            183,368
        117,613   CHARIOT FUNDING LLC                                                    4.94         11/14/2007            117,389
        183,770   CHARIOT FUNDING LLC++                                                  4.95         11/06/2007            183,636
        477,802   CHEYNE FINANCE LLC+/-++^^                                              4.83         02/25/2008            460,616
        367,540   CHEYNE FINANCE LLC+/-++^^                                              4.98         05/19/2008            349,163
         73,508   CIT GROUP INCORPORATED+/-                                              5.67         12/19/2007             73,348
         81,043   CIT GROUP INCORPORATED+/-                                              5.73         11/23/2007             80,909
      1,860,595   CITIGROUP REPURCHASE AGREEMENT - 102% COLLATERALIZED
                  (MATURITY VALUE $1,860,854)                                            5.02         11/01/2007          1,860,595
        441,048   CLIPPER RECEIVABLES CORPORATION++                                      5.06         11/09/2007            440,532
        286,681   CLIPPER RECEIVABLES CORPORATION++                                      5.11         11/08/2007            286,389
        102,911   CLIPPER RECEIVABLES CORPORATION++                                      5.13         11/01/2007            102,911
         36,754   COMERICA BANK+/-                                                       5.12         02/08/2008             36,743
      1,837,701   CREDIT SUISSE FIRST BOSTON REPURCHASE AGREEMENT - 102%
                  COLLATERALIZED (MATURITY VALUE $1,837,958)                             5.04         11/01/2007          1,837,701
        441,048   CULLINAN FINANCE CORPORATION+/-++                                      4.85         02/25/2008            441,048
        551,310   CULLINAN FINANCE CORPORATION+/-++                                      5.01         08/04/2008            547,181
        183,770   CULLINAN FINANCE CORPORATION+/-++                                      5.32         02/12/2008            183,171
        294,032   FAIRWAY FINANCE CORPORATION                                            4.92         11/08/2007            293,732
        184,241   FAIRWAY FINANCE CORPORATION                                            5.01         11/05/2007            184,134
        294,032   FAIRWAY FINANCE CORPORATION++                                          5.10         11/02/2007            293,988
        183,770   FALCON ASSET SECURITIZATION CORPORATION++                              5.32         11/06/2007            183,636
        234,417   FCAR OWNER TRUST SERIES I                                              4.91         11/14/2007            233,972
        735,080   FIVE FINANCE INCORPORATED+/-++                                         5.18         07/09/2008            733,992
        514,556   GALLEON CAPITAL LLC++                                                  4.99         11/05/2007            514,258
        514,556   GALLEON CAPITAL LLC++                                                  5.10         11/02/2007            514,479
         73,508   HARRIER FINANCE FUNDING LLC+/-                                         4.89         04/25/2008             73,508
        183,770   HARRIER FINANCE FUNDING LLC+/-++                                       5.20         01/11/2008            183,776
        367,540   HUDSON-THAMES LLC+/-++                                                 5.67         06/16/2008            365,041
        477,802   ING (USA) ANNUITY & LIFE INSURANCE COMPANY+/-                          5.13         08/16/2008            477,802
        183,770   INTESA BANK (IRELAND) PLC SERIES BKNT+/-++                             4.88         10/24/2008            183,458
         11,026   INTESA FUNDING LLC                                                     4.86         11/07/2007             11,017
      4,263,466   JPMORGAN CHASE SECURITIES CORPORATION REPURCHASE AGREEMENT -
                  102% COLLATERALIZED (MATURITY VALUE $4,264,063)                        5.04         11/01/2007          4,263,466
        367,540   JUPITER SECURITIZATION CORPORATION                                     4.90         11/01/2007            367,540

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE LARGE CAP STOCK FUNDS

                        PORTFOLIO OF INVESTMENTS -- OCTOBER 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   LARGE CAP GROWTH FUND
--------------------------------------------------------------------------------

PRINCIPAL         SECURITY NAME                                                     INTEREST RATE   MATURITY DATE        VALUE
COLLATERAL INVESTED IN OTHER ASSETS (continued)
$       422,671   KESTREL FUNDING US LLC+/-++                                            4.84%        02/25/2008    $       422,519
         73,508   KESTREL FUNDING US LLC+/-                                              4.89         04/25/2008             73,508
        158,777   LIBERTY STREET FUNDING CORPORATION++                                   5.02         11/01/2007            158,777
        367,540   LINKS FINANCE LLC+/-++                                                 5.01         08/15/2008            366,875
        492,504   LIQUID FUNDING LIMITED+/-++                                            5.22         11/13/2007            492,504
        543,959   LIQUID FUNDING LIMITED+/-++                                            5.70         06/11/2008            544,378
        735,080   MERRILL LYNCH & COMPANY INCORPORATED REPURCHASE AGREEMENT -
                  102% COLLATERALIZED (MATURITY VALUE $735,182)                          5.00         11/01/2007            735,080
        242,577   MONT BLANC CAPITAL CORPORATION                                         4.90         11/07/2007            242,365
        765,560   MORGAN STANLEY REPURCHASE AGREEMENT - 102% COLLATERALIZED
                  (MATURITY VALUE $765,667)                                              5.02         11/01/2007            765,560
         33,997   MORGAN STANLEY SERIES EXL+/-                                           5.22         10/15/2008             33,997
        235,226   NEWPORT FUNDING CORPORATION                                            5.11         11/14/2007            234,779
        330,786   NORTH SEA FUNDING LLC                                                  4.99         11/16/2007            330,062
        514,556   NORTH SEA FUNDING LLC                                                  5.13         11/08/2007            514,031
        367,540   NORTHERN ROCK PLC+/-++                                                 5.15         10/03/2008            365,666
         36,754   OLD LINE FUNDING CORPORATION                                           4.96         11/15/2007             36,679
        148,148   OLD LINE FUNDING CORPORATION                                           4.96         11/19/2007            147,760
        338,137   OLD LINE FUNDING CORPORATION                                           5.06         11/09/2007            337,741
        183,770   PERRY GLOBAL FUNDING LLC SERIES A++                                    5.13         11/15/2007            183,395
        183,770   PREMIUM ASSET TRUST+/-                                                 5.10         09/16/2008            183,770
        209,498   PREMIUM ASSET TRUST+/-++                                               5.33         12/21/2007            209,473
        139,665   PYXIS MASTER TRUST SERIES 2007-3+/-++                                  5.51         11/27/2007            139,665
         29,734   RACERS TRUST SERIES 2004-6-MM+/-++                                     5.15         05/22/2008             29,710
        588,064   SCALDIS CAPITAL LIMITED++                                              4.94         11/20/2007            586,435
        404,294   SCALDIS CAPITAL LIMITED++                                              5.11         11/15/2007            403,469
        264,629   SEDNA FINANCE INCORPORATED+/-++                                        5.09         04/10/2008            264,454
        187,445   SHIPROCK FINANCE SERIES 2007-4A+/-++                                   5.16         04/11/2008            187,445
        143,341   SKANDINAVISKA ENSKILDA BANKEN AB (NEW YORK)+/-                         4.80         02/29/2008            143,219
        183,770   SKANDINAVISKA ENSKILDA BANKEN AB (NEW YORK)+/-                         5.11         02/04/2008            183,768
        147,016   SLM CORPORATION+/-++                                                   5.11         05/12/2008            145,718
        227,875   STANFIELD VICTORIA FUNDING LLC+/-++                                    5.23         04/03/2008            227,759
        367,540   STANFIELD VICTORIA FUNDING LLC+/-++                                    5.57         02/15/2008            367,356
        345,488   THAMES ASSET GLOBAL SECURITIZATION #1 INCORPORATED++                   5.03         11/09/2007            345,084
         42,495   THE TRAVELERS INSURANCE COMPANY+/-                                     5.19         02/08/2008             42,494
        549,575   THUNDER BAY FUNDING INCORPORATED++                                     5.10         11/07/2007            549,097
        183,770   UNICREDITO ITALIANO BANK (IRELAND)+/-                                  5.11         10/14/2008            183,507
        183,770   UNICREDITO ITALIANO BANK (IRELAND) SERIES LIB+/-++                     5.14         10/08/2008            183,550
         78,654   VARIABLE FUNDING CAPITAL COMPANY                                       4.98         11/01/2007             78,654
        191,121   VERSAILLES CDS LLC                                                     4.93         11/15/2007            190,731
        183,770   VERSAILLES CDS LLC                                                     5.15         11/06/2007            183,636
        316,085   VICTORIA FINANCE LLC+/-++                                              5.01         07/28/2008            315,658
        183,770   VICTORIA FINANCE LLC+/-++                                              5.03         08/07/2008            183,770
        367,540   WHITE PINE FINANCE LLC+/-++                                            5.46         02/22/2008            367,327

                                                                                                                         34,161,456
                                                                                                                    ---------------

TOTAL COLLATERAL FOR SECURITIES LENDING (COST $34,834,237)                                                               34,798,917
                                                                                                                    ---------------

SHARES
SHORT-TERM INVESTMENTS: 2.88%
     12,481,620   WELLS FARGO ADVANTAGE MONEY MARKET TRUST~+++                                                           12,481,620
                                                                                                                    ---------------

TOTAL SHORT-TERM INVESTMENTS (COST $12,481,620)                                                                          12,481,620
                                                                                                                    ---------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE LARGE CAP STOCK FUNDS

                        PORTFOLIO OF INVESTMENTS -- OCTOBER 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   LARGE CAP GROWTH FUND
--------------------------------------------------------------------------------

TOTAL INVESTMENTS IN SECURITIES
(COST $370,204,194)*                                     108.43%                                                    $   469,892,673

OTHER ASSETS AND LIABILITIES, NET                         (8.43)                                                        (36,520,991)
                                                         ------                                                     ---------------

TOTAL NET ASSETS                                         100.00%                                                    $   433,371,682
                                                         ------                                                     ---------------

+     NON-INCOME EARNING SECURITIES.

<<    ALL OR A PORTION OF THIS SECURITY IS ON LOAN.

+/-   VARIABLE RATE INVESTMENTS.

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4(2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

^^ THIS SECURITY IS CURRENTLY IN DEFAULT WITH REGARDS TO SCHEDULED INTEREST AND/OR PRINCIPAL PAYMENTS.

~ THIS WELLS FARGO ADVANTAGE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO ADVANTAGE MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

+++   SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $12,481,620.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE LARGE CAP STOCK FUNDS

                        PORTFOLIO OF INVESTMENTS -- OCTOBER 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   VALUE FUND
--------------------------------------------------------------------------------

SHARES            SECURITY NAME                                                                                          VALUE
COMMON STOCKS: 94.86%

APPAREL & ACCESSORY STORES: 1.50%
          9,100   KOHL'S CORPORATION+                                                                               $       500,227
                                                                                                                    ---------------
APPAREL & OTHER FINISHED PRODUCTS MADE FROM FABRICS & SIMILAR MATERIALS: 3.31%
         23,810   JONES APPAREL GROUP INCORPORATED                                                                          498,581
          6,980   VF CORPORATION                                                                                            608,167

                                                                                                                          1,106,748
                                                                                                                    ---------------

BUSINESS SERVICES: 6.48%
         27,640   MICROSOFT CORPORATION                                                                                   1,017,428
         22,570   OMNICOM GROUP INCORPORATED                                                                              1,150,619

                                                                                                                          2,168,047
                                                                                                                    ---------------
CHEMICALS & ALLIED PRODUCTS: 8.75%
         11,240   AVERY DENNISON CORPORATION                                                                                650,796
          8,570   AVON PRODUCTS INCORPORATED                                                                                351,199
         11,310   COLGATE-PALMOLIVE COMPANY                                                                                 862,614
          4,590   HENKEL KGAA ADR                                                                                           211,969
         13,060   JOHNSON & JOHNSON                                                                                         851,120

                                                                                                                          2,927,698
                                                                                                                    ---------------

COMMUNICATIONS: 4.01%
         34,122   VODAFONE GROUP PLC ADR                                                                                  1,339,971
                                                                                                                    ---------------

DEPOSITORY INSTITUTIONS: 8.42%
         20,710   BANK OF AMERICA CORPORATION                                                                               999,879
         12,210   JPMORGAN CHASE & COMPANY                                                                                  573,870
         15,570   STATE STREET CORPORATION                                                                                1,242,019

                                                                                                                          2,815,768
                                                                                                                    ---------------
EATING & DRINKING PLACES: 2.80%
         15,701   MCDONALD'S CORPORATION                                                                                    937,350
                                                                                                                    ---------------

ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT: 6.70%
         42,600   FLEXTRONICS INTERNATIONAL LIMITED+                                                                        524,406
         21,830   GENERAL ELECTRIC COMPANY                                                                                  898,523
         21,050   MOLEX INCORPORATED CLASS A                                                                                574,665
          6,792   TYCO ELECTRONICS LIMITED                                                                                  242,271

                                                                                                                          2,239,865
                                                                                                                    ---------------

FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT: 1.96%
         11,420   ILLINOIS TOOL WORKS INCORPORATED                                                                          653,909
                                                                                                                    ---------------

FOOD & KINDRED PRODUCTS: 3.42%
          9,750   ANHEUSER-BUSCH COMPANIES INCORPORATED                                                                     499,980
          7,030   DIAGEO PLC ADR                                                                                            645,003

                                                                                                                          1,144,983
                                                                                                                    ---------------

GENERAL MERCHANDISE STORES: 1.83%
         13,550   WAL-MART STORES INCORPORATED                                                                              612,596
                                                                                                                    ---------------

HOLDING & OTHER INVESTMENT OFFICES: 2.94%
            223   BERKSHIRE HATHAWAY INCORPORATED CLASS B+                                                                  984,322
                                                                                                                    ---------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE LARGE CAP STOCK FUNDS

                        PORTFOLIO OF INVESTMENTS -- OCTOBER 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   VALUE FUND
--------------------------------------------------------------------------------

SHARES            SECURITY NAME                                                                                          VALUE
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT: 9.24%
         19,170   DELL INCORPORATED+                                                                                $       586,602
         11,900   DIEBOLD INCORPORATED                                                                                      497,896
         17,940   DOVER CORPORATION                                                                                         825,240
          5,530   EATON CORPORATION                                                                                         511,967
         16,720   PITNEY BOWES INCORPORATED                                                                                 669,469

                                                                                                                          3,091,174
                                                                                                                    ---------------

INSURANCE AGENTS, BROKERS & SERVICE: 2.67%
         21,100   WILLIS GROUP HOLDINGS LIMITED                                                                             893,163
                                                                                                                    ---------------

INSURANCE CARRIERS: 7.07%
         16,300   ALLSTATE CORPORATION                                                                                      854,120
         16,270   AMERICAN INTERNATIONAL GROUP INCORPORATED                                                               1,026,962
         11,210   MBIA INCORPORATED                                                                                         482,478

                                                                                                                          2,363,560
                                                                                                                    ---------------

MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS: 6.41%
          4,520   BECTON DICKINSON & COMPANY                                                                                377,239
         38,400   BOSTON SCIENTIFIC CORPORATION+                                                                            532,608
          6,792   COVIDIEN LIMITED                                                                                          282,547
         17,910   QUEST DIAGNOSTICS INCORPORATED                                                                            952,454

                                                                                                                          2,144,848
                                                                                                                    ---------------

MEDICAL PRODUCTS: 1.58%
          8,830   BAXTER INTERNATIONAL INCORPORATED                                                                         529,888
                                                                                                                    ---------------

MISCELLANEOUS MANUFACTURING INDUSTRIES: 1.18%
          9,612   TYCO INTERNATIONAL LIMITED                                                                                395,726
                                                                                                                    ---------------

MISCELLANEOUS RETAIL: 0.96%
         15,280   ZALE CORPORATION+<<                                                                                       322,102
                                                                                                                    ---------------

NON-DEPOSITORY CREDIT INSTITUTIONS: 4.68%
         18,770   AMERICAN EXPRESS COMPANY                                                                                1,144,032
         27,100   COUNTRYWIDE FINANCIAL CORPORATION<<                                                                       420,592

                                                                                                                          1,564,624
                                                                                                                    ---------------

PETROLEUM REFINING & RELATED INDUSTRIES: 3.51%
         12,770   EXXON MOBIL CORPORATION                                                                                 1,174,712
                                                                                                                    ---------------

PRIMARY METAL INDUSTRIES: 1.11%
          6,730   HUBBELL INCORPORATED CLASS B                                                                              370,150
                                                                                                                    ---------------

TRAVEL & RECREATION: 1.95%
         13,610   CARNIVAL CORPORATION                                                                                      653,008
                                                                                                                    ---------------

WHOLESALE TRADE-DURABLE GOODS: 2.38%
         11,210   KIMBERLY-CLARK CORPORATION                                                                                794,677
                                                                                                                    ---------------

TOTAL COMMON STOCKS (COST $26,149,781)                                                                                   31,729,116
                                                                                                                    ---------------

PREFERRED STOCKS: 1.51%
          9,900   HENKEL KGAA ADR PREFERRED                                                                                 504,454

TOTAL PREFERRED STOCKS (COST $462,103)                                                                                      504,454
                                                                                                                    ---------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE LARGE CAP STOCK FUNDS

                        PORTFOLIO OF INVESTMENTS -- OCTOBER 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   VALUE FUND
--------------------------------------------------------------------------------

SHARES            SECURITY NAME                                                                                          VALUE
COLLATERAL FOR SECURITIES LENDING: 2.32%

COLLATERAL INVESTED IN MONEY MARKET FUNDS: 0.04%
            282   AIM SHORT-TERM INVESTMENT COMPANY - LIQUID ASSETS PORTFOLIO                                       $           282
          8,203   BLACKROCK TEMPORARY #24 MONEY MARKET FUND                                                                   8,203
          5,742   DAILY ASSETS FUND INSTITUTIONAL                                                                             5,742

                                                                                                                             14,227
                                                                                                                    ---------------

PRINCIPAL                                                                           INTEREST RATE   MATURITY DATE
COLLATERAL INVESTED IN OTHER ASSETS: 2.28%
$        16,406   ALPINE SECURITIZATION CORPORATION++                                    4.89%        11/13/2007             16,377
          8,531   ALPINE SECURITIZATION CORPORATION                                      4.92         11/01/2007              8,531
          9,844   ATLANTIC ASSET SECURITIZATION CORPORATION++                            5.09         11/15/2007              9,823
            984   ATLANTIS ONE FUNDING CORPORATION++                                     5.00         11/02/2007                984
          2,953   ATOMIUM FUNDING LLC                                                    4.93         11/05/2007              2,951
          4,101   BANCO SANTANDER TOTTA LOAN+/-++                                        5.07         10/15/2008              4,093
          4,101   BANK OF IRELAND SERIES EXTC+/-++                                       5.35         10/14/2008              4,095
         14,765   BARCLAYS REPURCHASE AGREEMENT - 102% COLLATERALIZED
                  (MATURITY VALUE $14,767)                                               5.09         11/01/2007             14,765
          3,281   BARTON CAPITAL CORPORATION++                                           5.00         11/02/2007              3,281
          5,742   BARTON CAPITAL CORPORATION                                             5.01         11/06/2007              5,738
          8,203   BEAR STEARNS & COMPANY INCORPORATED INTERNATIONAL REPURCHASE
                  AGREEMENT - 102% COLLATERALIZED (MATURITY VALUE $8,204)                4.99         11/01/2007              8,203
         35,273   BEAR STEARNS & COMPANY INCORPORATED REPURCHASE AGREEMENT -
                  102% COLLATERALIZED (MATURITY VALUE $35,278)                           5.04         11/01/2007             35,273
          3,281   BNP PARIBAS+/-                                                         5.33         05/07/2008              3,279
         16,406   BNP PARIBAS REPURCHASE AGREEMENT - 102% COLLATERALIZED
                  (MATURITY VALUE $16,408)                                               5.02         11/01/2007             16,406
          5,332   BNP PARIBAS REPURCHASE AGREEMENT - 102% COLLATERALIZED
                  (MATURITY VALUE $5,333)                                                4.98         11/01/2007              5,332
          4,101   CHARIOT FUNDING LLC++                                                  4.82         11/07/2007              4,098
          4,101   CHARIOT FUNDING LLC++                                                  4.86         11/16/2007              4,092
          2,625   CHARIOT FUNDING LLC                                                    4.94         11/14/2007              2,620
          4,101   CHARIOT FUNDING LLC++                                                  4.95         11/06/2007              4,098
         10,664   CHEYNE FINANCE LLC+/-++^^                                              4.83         02/25/2008             10,280
          8,203   CHEYNE FINANCE LLC+/-++^^                                              4.98         05/19/2008              7,793
          1,641   CIT GROUP INCORPORATED+/-                                              5.67         12/19/2007              1,637
          1,809   CIT GROUP INCORPORATED+/-                                              5.73         11/23/2007              1,806
         41,526   CITIGROUP REPURCHASE AGREEMENT - 102% COLLATERALIZED
                  (MATURITY VALUE $41,532)                                               5.02         11/01/2007             41,526
          9,844   CLIPPER RECEIVABLES CORPORATION++                                      5.06         11/09/2007              9,832
          6,398   CLIPPER RECEIVABLES CORPORATION++                                      5.11         11/08/2007              6,392
          2,297   CLIPPER RECEIVABLES CORPORATION++                                      5.13         11/01/2007              2,297
            820   COMERICA BANK+/-                                                       5.12         02/08/2008                820
         41,015   CREDIT SUISSE FIRST BOSTON REPURCHASE AGREEMENT - 102%
                  COLLATERALIZED (MATURITY VALUE $41,021)                                5.04         11/01/2007             41,015
          9,844   CULLINAN FINANCE CORPORATION+/-++                                      4.85         02/25/2008              9,844
         12,304   CULLINAN FINANCE CORPORATION+/-++                                      5.01         08/04/2008             12,212
          4,101   CULLINAN FINANCE CORPORATION+/-++                                      5.32         02/12/2008              4,088
          6,562   FAIRWAY FINANCE CORPORATION                                            4.92         11/08/2007              6,556
          4,112   FAIRWAY FINANCE CORPORATION                                            5.01         11/05/2007              4,110
          6,562   FAIRWAY FINANCE CORPORATION++                                          5.10         11/02/2007              6,561
          4,101   FALCON ASSET SECURITIZATION CORPORATION++                              5.32         11/06/2007              4,098
          5,232   FCAR OWNER TRUST SERIES I                                              4.91         11/14/2007              5,222
         16,406   FIVE FINANCE INCORPORATED+/-++                                         5.18         07/09/2008             16,382
         11,484   GALLEON CAPITAL LLC++                                                  4.99         11/05/2007             11,477
         11,484   GALLEON CAPITAL LLC++                                                  5.10         11/02/2007             11,482
          1,641   HARRIER FINANCE FUNDING LLC+/-                                         4.89         04/25/2008              1,641
          4,101   HARRIER FINANCE FUNDING LLC+/-++                                       5.20         01/11/2008              4,102
          8,203   HUDSON-THAMES LLC+/-++                                                 5.67         06/16/2008              8,147
         10,664   ING (USA) ANNUITY & LIFE INSURANCE COMPANY+/-                          5.13         08/16/2008             10,664
          4,101   INTESA BANK (IRELAND) PLC SERIES BKNT+/-++                             4.88         10/24/2008              4,095

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE LARGE CAP STOCK FUNDS

                        PORTFOLIO OF INVESTMENTS -- OCTOBER 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   VALUE FUND
--------------------------------------------------------------------------------

PRINCIPAL         SECURITY NAME                                                     INTEREST RATE   MATURITY DATE        VALUE
COLLATERAL INVESTED IN OTHER ASSETS (continued)
$           246   INTESA FUNDING LLC                                                     4.86%        11/07/2007    $           246
         95,154   JPMORGAN CHASE SECURITIES CORPORATION REPURCHASE AGREEMENT -
                  102% COLLATERALIZED (MATURITY VALUE $95,167)                           5.04         11/01/2007             95,154
          8,203   JUPITER SECURITIZATION CORPORATION                                     4.90         11/01/2007              8,203
          9,433   KESTREL FUNDING US LLC+/-++                                            4.84         02/25/2008              9,430
          1,641   KESTREL FUNDING US LLC+/-                                              4.89         04/25/2008              1,641
          3,544   LIBERTY STREET FUNDING CORPORATION++                                   5.02         11/01/2007              3,544
          8,203   LINKS FINANCE LLC+/-++                                                 5.01         08/15/2008              8,188
         10,992   LIQUID FUNDING LIMITED+/-++                                            5.22         11/13/2007             10,992
         12,140   LIQUID FUNDING LIMITED+/-++                                            5.70         06/11/2008             12,150
         16,406   MERRILL LYNCH & COMPANY INCORPORATED REPURCHASE AGREEMENT -
                  102% COLLATERALIZED (MATURITY VALUE $16,408)                           5.00         11/01/2007             16,406
          5,414   MONT BLANC CAPITAL CORPORATION                                         4.90         11/07/2007              5,409
         17,086   MORGAN STANLEY REPURCHASE AGREEMENT - 102% COLLATERALIZED
                  (MATURITY VALUE $17,088)                                               5.02         11/01/2007             17,086
            759   MORGAN STANLEY SERIES EXL+/-                                           5.22         10/15/2008                759
          5,250   NEWPORT FUNDING CORPORATION                                            5.11         11/14/2007              5,240
          7,383   NORTH SEA FUNDING LLC                                                  4.99         11/16/2007              7,366
         11,484   NORTH SEA FUNDING LLC                                                  5.13         11/08/2007             11,472
          8,203   NORTHERN ROCK PLC+/-++                                                 5.15         10/03/2008              8,161
            820   OLD LINE FUNDING CORPORATION                                           4.96         11/15/2007                819
          3,306   OLD LINE FUNDING CORPORATION                                           4.96         11/19/2007              3,298
          7,547   OLD LINE FUNDING CORPORATION                                           5.06         11/09/2007              7,538
          4,101   PERRY GLOBAL FUNDING LLC SERIES A++                                    5.13         11/15/2007              4,093
          4,101   PREMIUM ASSET TRUST+/-                                                 5.10         09/16/2008              4,101
          4,676   PREMIUM ASSET TRUST+/-++                                               5.33         12/21/2007              4,675
          3,117   PYXIS MASTER TRUST SERIES 2007-3+/-++                                  5.51         11/27/2007              3,117
            664   RACERS TRUST SERIES 2004-6-MM+/-++                                     5.15         05/22/2008                663
         13,125   SCALDIS CAPITAL LIMITED++                                              4.94         11/20/2007             13,088
          9,023   SCALDIS CAPITAL LIMITED++                                              5.11         11/15/2007              9,005
          5,906   SEDNA FINANCE INCORPORATED+/-++                                        5.09         04/10/2008              5,902
          4,184   SHIPROCK FINANCE SERIES 2007-4A+/-++                                   5.16         04/11/2008              4,184
          3,199   SKANDINAVISKA ENSKILDA BANKEN AB (NEW YORK)+/-                         4.80         02/29/2008              3,196
          4,101   SKANDINAVISKA ENSKILDA BANKEN AB (NEW YORK)+/-                         5.11         02/04/2008              4,101
          3,281   SLM CORPORATION+/-++                                                   5.11         05/12/2008              3,252
          5,086   STANFIELD VICTORIA FUNDING LLC+/-++                                    5.23         04/03/2008              5,083
          8,203   STANFIELD VICTORIA FUNDING LLC+/-++                                    5.57         02/15/2008              8,199
          7,711   THAMES ASSET GLOBAL SECURITIZATION #1 INCORPORATED++                   5.03         11/09/2007              7,702
            948   THE TRAVELERS INSURANCE COMPANY+/-                                     5.19         02/08/2008                948
         12,266   THUNDER BAY FUNDING INCORPORATED++                                     5.10         11/07/2007             12,255
          4,101   UNICREDITO ITALIANO BANK (IRELAND)+/-                                  5.11         10/14/2008              4,096
          4,101   UNICREDITO ITALIANO BANK (IRELAND) SERIES LIB+/-++                     5.14         10/08/2008              4,097
          1,755   VARIABLE FUNDING CAPITAL COMPANY                                       4.98         11/01/2007              1,755
          4,266   VERSAILLES CDS LLC                                                     4.93         11/15/2007              4,257
          4,101   VERSAILLES CDS LLC                                                     5.15         11/06/2007              4,098
          7,055   VICTORIA FINANCE LLC+/-++                                              5.01         07/28/2008              7,045
          4,101   VICTORIA FINANCE LLC+/-++                                              5.03         08/07/2008              4,101
          8,203   WHITE PINE FINANCE LLC+/-++                                            5.46         02/22/2008              8,200

                                                                                                                            762,433
                                                                                                                    ---------------

TOTAL COLLATERAL FOR SECURITIES LENDING (COST $777,448)                                                                     776,660
                                                                                                                    ---------------

SHARES
SHORT-TERM INVESTMENTS: 4.26%
      1,425,788   WELLS FARGO ADVANTAGE MONEY MARKET TRUST~+++                                                            1,425,788
                                                                                                                    ---------------

TOTAL SHORT-TERM INVESTMENTS (COST $1,425,788)                                                                            1,425,788
                                                                                                                    ---------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE LARGE CAP STOCK FUNDS

                        PORTFOLIO OF INVESTMENTS -- OCTOBER 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   VALUE FUND
--------------------------------------------------------------------------------

TOTAL INVESTMENTS IN SECURITIES
(COST $28,815,120)*                                      102.95%                                                    $    34,436,018

OTHER ASSETS AND LIABILITIES, NET                         (2.95)                                                           (988,124)
                                                         ------                                                     ---------------

TOTAL NET ASSETS                                         100.00%                                                    $    33,447,894
                                                         ------                                                     ---------------

+     NON-INCOME EARNING SECURITIES.

<<    ALL OR A PORTION OF THIS SECURITY IS ON LOAN.

+/-   VARIABLE RATE INVESTMENTS.

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4(2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

^^ THIS SECURITY IS CURRENTLY IN DEFAULT WITH REGARDS TO SCHEDULED INTEREST AND/OR PRINCIPAL PAYMENTS.

~ THIS WELLS FARGO ADVANTAGE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO ADVANTAGE MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

+++   SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $1,425,788.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE LARGE CAP STOCK FUNDS

                        PORTFOLIO OF INVESTMENTS -- OCTOBER 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   CAPITAL GROWTH FUND
--------------------------------------------------------------------------------

SHARES            SECURITY NAME                                                                                          VALUE
COMMON STOCKS: 98.72%

AEROSPACE, DEFENSE: 1.17%

        340,000   BE AEROSPACE INCORPORATED+                                                                        $    16,901,400
                                                                                                                    ---------------
BIOPHARMACEUTICALS: 4.19%
        333,450   CELGENE CORPORATION+                                                                                   22,007,700
        838,270   GILEAD SCIENCES INCORPORATED+                                                                          38,719,691

                                                                                                                         60,727,391
                                                                                                                    ---------------
BUSINESS SERVICES: 14.34%
        941,350   ADOBE SYSTEMS INCORPORATED+<<                                                                          45,090,665
        706,186   COGNIZANT TECHNOLOGY SOLUTIONS CORPORATION CLASS A+                                                    29,278,472
         78,895   GOOGLE INCORPORATED CLASS A+                                                                           55,778,765
        745,600   JUNIPER NETWORKS INCORPORATED+<<                                                                       26,841,600
        120,150   MASTERCARD INCORPORATED CLASS A<<                                                                      22,774,433
        831,250   ORACLE CORPORATION+                                                                                    18,428,813
        521,750   SYMANTEC CORPORATION+                                                                                   9,798,465

                                                                                                                        207,991,213
                                                                                                                    ---------------
CHEMICALS & ALLIED PRODUCTS: 0.93%
        206,200   JOHNSON & JOHNSON                                                                                      13,438,054
                                                                                                                    ---------------
COMMUNICATIONS: 6.88%
        445,989   AMERICA MOVIL SAB DE C.V. ADR SERIES L                                                                 29,163,221
        464,800   AMERICAN TOWER CORPORATION CLASS A+                                                                    20,534,864
        184,023   EQUINIX INCORPORATED+<<                                                                                21,468,123
        493,317   NII HOLDINGS INCORPORATED+                                                                             28,612,386

                                                                                                                         99,778,594
                                                                                                                    ---------------
DEPOSITORY INSTITUTIONS: 3.53%
        554,300   JPMORGAN CHASE & COMPANY<<                                                                             26,052,100
        315,400   STATE STREET CORPORATION                                                                               25,159,458

                                                                                                                         51,211,558
                                                                                                                    ---------------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT: 6.45%
      1,108,600   CISCO SYSTEMS INCORPORATED+                                                                            36,650,316
        421,850   COOPER INDUSTRIES LIMITED CLASS A                                                                      22,100,722
        574,850   NVIDIA CORPORATION+<<                                                                                  20,338,193
        339,970   QUALCOMM INCORPORATED                                                                                  14,526,918

                                                                                                                         93,616,149
                                                                                                                    ---------------
ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT & RELATED SERVICES: 1.04%
        352,050   KBR INCORPORATED+                                                                                      15,095,904
                                                                                                                    ---------------
FOOD & KINDRED PRODUCTS: 1.38%
        323,900   THE COCA-COLA COMPANY                                                                                  20,004,064
                                                                                                                    ---------------
GENERAL MERCHANDISE STORES: 0.96%
        248,050   JCPENNEY COMPANY INCORPORATED                                                                          13,950,332
                                                                                                                    ---------------
HEAVY CONSTRUCTION OTHER THAN BUILDING CONSTRUCTION CONTRACTS: 1.25%
        297,416   MCDERMOTT INTERNATIONAL INCORPORATED+<<                                                                18,160,221
                                                                                                                    ---------------
HOLDING & OTHER INVESTMENT OFFICES: 0.75%
        129,450   EXTERRAN HOLDINGS INCORPORATED+<<                                                                      10,899,690
                                                                                                                    ---------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE LARGE CAP STOCK FUNDS

                        PORTFOLIO OF INVESTMENTS -- OCTOBER 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   CAPITAL GROWTH FUND
--------------------------------------------------------------------------------

SHARES            SECURITY NAME                                                                                          VALUE
HOTELS, ROOMING HOUSES, CAMPS & OTHER LODGE PLACES: 1.20%
        425,120   MARRIOTT INTERNATIONAL INCORPORATED CLASS A<<                                                     $    17,476,683
                                                                                                                    ---------------
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT: 14.80%
        214,950   APPLE INCORPORATED+                                                                                    40,829,753
        183,900   DEERE & COMPANY                                                                                        28,486,110
        172,900   EATON CORPORATION                                                                                      16,007,082
      1,169,150   EMC CORPORATION                                                                                        29,684,719
        716,750   HEWLETT-PACKARD COMPANY                                                                                37,041,640
      1,188,300   INTEL CORPORATION                                                                                      31,965,270
        157,050   RESEARCH IN MOTION LIMITED+<<                                                                          19,554,296
        402,900   SEAGATE TECHNOLOGY                                                                                     11,216,736

                                                                                                                        214,785,606
                                                                                                                    ---------------
INSURANCE CARRIERS: 3.45%
        409,300   METLIFE INCORPORATED                                                                                   28,180,305
        276,970   WELLPOINT INCORPORATED+                                                                                21,944,333

                                                                                                                         50,124,638
                                                                                                                    ---------------
MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS: 3.09%
        146,400   C.R. BARD INCORPORATED<<                                                                               12,240,504
        554,300   THERMO FISHER SCIENTIFIC INCORPORATED+<<                                                               32,598,383

                                                                                                                         44,838,887
                                                                                                                    ---------------
MEDICAL PRODUCTS: 3.50%
        150,350   ALLERGAN INCORPORATED                                                                                  10,160,653
        696,300   MERCK & COMPANY INCORPORATED<<                                                                         40,566,438

                                                                                                                         50,727,091
                                                                                                                    ---------------
METAL MINING: 1.59%
        195,700   FREEPORT-MCMORAN COPPER & GOLD INCORPORATED CLASS B<<                                                  23,029,976
                                                                                                                    ---------------
MISCELLANEOUS RETAIL: 5.77%
        331,100   COSTCO WHOLESALE CORPORATION                                                                           22,269,786
      1,470,930   CVS CAREMARK CORPORATION                                                                               61,440,746

                                                                                                                         83,710,532
                                                                                                                    ---------------
NON-DEPOSITORY CREDIT INSTITUTIONS: 1.03%
        246,150   AMERICAN EXPRESS COMPANY                                                                               15,002,843
                                                                                                                    ---------------

OIL & GAS EXTRACTION: 5.84%
        664,400   CHESAPEAKE ENERGY CORPORATION<<                                                                        26,230,512
        489,550   TRANSOCEAN INCORPORATED+<<                                                                             58,437,584

                                                                                                                         84,668,096
                                                                                                                    ---------------
PETROLEUM REFINING & RELATED INDUSTRIES: 1.45%
        299,400   VALERO ENERGY CORPORATION                                                                              21,086,742
                                                                                                                    ---------------
PIPELINES: 1.93%
        766,510   THE WILLIAMS COMPANIES INCORPORATED                                                                    27,969,950
                                                                                                                    ---------------
SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES: 0.93%
         54,550   GOLDMAN SACHS GROUP INCORPORATED                                                                       13,524,036
                                                                                                                    ---------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE LARGE CAP STOCK FUNDS

                        PORTFOLIO OF INVESTMENTS -- OCTOBER 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   CAPITAL GROWTH FUND
--------------------------------------------------------------------------------

SHARES            SECURITY NAME                                                                                          VALUE
SOCIAL SERVICES: 0.83%
        399,750   ABB LIMITED ADR                                                                                   $    12,080,445
                                                                                                                    ---------------
STONE, CLAY, GLASS & CONCRETE PRODUCTS: 0.90%
        536,800   CORNING INCORPORATED                                                                                   13,028,136
                                                                                                                    ---------------
TRANSPORTATION BY AIR: 0.97%
        190,100   CONTINENTAL AIRLINES INCORPORATED CLASS B+<<                                                            6,529,935
        365,200   DELTA AIR LINES INCORPORATED+                                                                           7,596,160

                                                                                                                         14,126,095
                                                                                                                    ---------------
TRANSPORTATION EQUIPMENT: 8.57%
        235,700   BOEING COMPANY                                                                                         23,237,663
        245,628   GENERAL DYNAMICS CORPORATION                                                                           22,342,323
        383,650   GOODRICH CORPORATION                                                                                   26,725,059
        333,500   TEXTRON INCORPORATED                                                                                   23,081,535
        377,850   UNITED TECHNOLOGIES CORPORATION                                                                        28,939,528

                                                                                                                        124,326,108
                                                                                                                    ---------------

TOTAL COMMON STOCKS (COST $1,211,866,243)                                                                             1,432,280,434
                                                                                                                    ---------------
COLLATERAL FOR SECURITIES LENDING: 12.61%

COLLATERAL INVESTED IN MONEY MARKET FUNDS: 0.23%
         66,450   AIM SHORT-TERM INVESTMENT COMPANY - LIQUID ASSETS PORTFOLIO                                                66,450
      1,931,807   BLACKROCK TEMPORARY #24 MONEY MARKET FUND                                                               1,931,807
      1,352,265   DAILY ASSETS FUND INSTITUTIONAL                                                                         1,352,265

                                                                                                                          3,350,522
                                                                                                                    ---------------

PRINCIPAL                                                                           INTEREST RATE   MATURITY DATE
COLLATERAL INVESTED IN OTHER ASSETS: 12.38%
$     3,863,614   ALPINE SECURITIZATION CORPORATION++                                    4.89%        11/13/2007          3,856,852
      2,009,079   ALPINE SECURITIZATION CORPORATION                                      4.92         11/01/2007          2,009,079
      2,318,168   ATLANTIC ASSET SECURITIZATION CORPORATION++                            5.09         11/15/2007          2,313,439
        231,817   ATLANTIS ONE FUNDING CORPORATION++                                     5.00         11/02/2007            231,782
        695,450   ATOMIUM FUNDING LLC                                                    4.93         11/05/2007            695,047
        965,903   BANCO SANTANDER TOTTA LOAN+++/-                                        5.07         10/15/2008            963,991
        965,903   BANK OF IRELAND SERIES EXTC+++/-                                       5.35         10/14/2008            964,377
      3,477,252   BARCLAYS REPURCHASE AGREEMENT - 102% COLLATERALIZED (MATURITY
                  VALUE $3,477,744)                                                      5.09         11/01/2007          3,477,252
        772,723   BARTON CAPITAL CORPORATION++                                           5.00         11/02/2007            772,607
      1,352,265   BARTON CAPITAL CORPORATION                                             5.01         11/06/2007          1,351,278
      1,931,807   BEAR STEARNS & COMPANY INCORPORATED INTERNATIONAL REPURCHASE
                  AGREEMENT - 102% COLLATERALIZED (MATURITY VALUE $1,932,075)            4.99         11/01/2007          1,931,807
      8,306,770   BEAR STEARNS & COMPANY INCORPORATED REPURCHASE AGREEMENT -
                  102% COLLATERALIZED (MATURITY VALUE $8,307,933)                        5.04         11/01/2007          8,306,770
        772,723   BNP PARIBAS+/-                                                         5.33         05/07/2008            772,236
      1,255,636   BNP PARIBAS REPURCHASE AGREEMENT - 102% COLLATERALIZED
                  (MATURITY VALUE $1,255,810)                                            4.98         11/01/2007          1,255,636
      3,863,614   BNP PARIBAS REPURCHASE AGREEMENT - 102% COLLATERALIZED
                  (MATURITY VALUE $3,864,153)                                            5.02         11/01/2007          3,863,614
        965,903   CHARIOT FUNDING LLC++                                                  4.82         11/07/2007            965,063
        965,903   CHARIOT FUNDING LLC++                                                  4.86         11/16/2007            963,788
        618,178   CHARIOT FUNDING LLC                                                    4.94         11/14/2007            617,004
        965,903   CHARIOT FUNDING LLC++                                                  4.95         11/06/2007            965,198
      2,511,349   CHEYNE FINANCE LLC+++/-^^                                              4.83         02/25/2008          2,421,016
      1,931,807   CHEYNE FINANCE LLC+++/-^^                                              4.98         05/19/2008          1,835,217
        386,361   CIT GROUP INCORPORATED+/-                                              5.67         12/19/2007            385,519
        425,963   CIT GROUP INCORPORATED+/-                                              5.73         11/23/2007            425,261

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE LARGE CAP STOCK FUNDS

                        PORTFOLIO OF INVESTMENTS -- OCTOBER 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   CAPITAL GROWTH FUND
--------------------------------------------------------------------------------

PRINCIPAL         SECURITY NAME                                                     INTEREST RATE   MATURITY DATE        VALUE
COLLATERAL INVESTED IN OTHER ASSETS (continued)
$     9,779,366   CITIGROUP REPURCHASE AGREEMENT - 102% COLLATERALIZED
                  (MATURITY VALUE $9,780,730)                                            5.02%        11/01/2007    $     9,779,366
      2,318,168   CLIPPER RECEIVABLES CORPORATION++                                      5.06         11/09/2007          2,315,456
      1,506,809   CLIPPER RECEIVABLES CORPORATION++                                      5.11         11/08/2007          1,505,272
        540,906   CLIPPER RECEIVABLES CORPORATION++                                      5.13         11/01/2007            540,906
        193,181   COMERICA BANK+/-                                                       5.12         02/08/2008            193,123
      9,659,035   CREDIT SUISSE FIRST BOSTON REPURCHASE AGREEMENT - 102%
                  COLLATERALIZED (MATURITY VALUE $9,660,387)                             5.04         11/01/2007          9,659,035
      2,318,168   CULLINAN FINANCE CORPORATION+++/-                                      4.85         02/25/2008          2,318,168
      2,897,710   CULLINAN FINANCE CORPORATION+++/-                                      5.01         08/04/2008          2,876,007
        965,903   CULLINAN FINANCE CORPORATION+++/-                                      5.32         02/12/2008            962,755
      1,545,446   FAIRWAY FINANCE CORPORATION                                            4.92         11/08/2007          1,543,869
        968,376   FAIRWAY FINANCE CORPORATION                                            5.01         11/05/2007            967,815
      1,545,446   FAIRWAY FINANCE CORPORATION++                                          5.10         11/02/2007          1,545,214
        965,903   FALCON ASSET SECURITIZATION CORPORATION++                              5.32         11/06/2007            965,198
      1,232,106   FCAR OWNER TRUST SERIES I                                              4.91         11/14/2007          1,229,765
      3,863,614   FIVE FINANCE INCORPORATED+++/-                                         5.18         07/09/2008          3,857,896
      2,704,530   GALLEON CAPITAL LLC++                                                  4.99         11/05/2007          2,702,961
      2,704,530   GALLEON CAPITAL LLC++                                                  5.10         11/02/2007          2,704,124
        386,361   HARRIER FINANCE FUNDING LLC+/-                                         4.89         04/25/2008            386,361
        965,903   HARRIER FINANCE FUNDING LLC+++/-                                       5.20         01/11/2008            965,932
      1,931,807   HUDSON-THAMES LLC+++/-                                                 5.67         06/16/2008          1,918,671
      2,511,349   ING (USA) ANNUITY & LIFE INSURANCE COMPANY+/-                          5.13         08/16/2008          2,511,349
        965,903   INTESA BANK (IRELAND) PLC SERIES BKNT+++/-                             4.88         10/24/2008            964,261
         57,954   INTESA FUNDING LLC                                                     4.86         11/07/2007             57,904
     22,408,960   JPMORGAN CHASE SECURITIES CORPORATION REPURCHASE
                  AGREEMENT -102% COLLATERALIZED (MATURITY VALUE $22,412,097)            5.04         11/01/2007         22,408,960
      1,931,807   JUPITER SECURITIZATION CORPORATION                                     4.90         11/01/2007          1,931,807
      2,221,578   KESTREL FUNDING US LLC+++/-                                            4.84         02/25/2008          2,220,778
        386,361   KESTREL FUNDING US LLC+/-                                              4.89         04/25/2008            386,361
        834,541   LIBERTY STREET FUNDING CORPORATION++                                   5.02         11/01/2007            834,541
      1,931,807   LINKS FINANCE LLC+++/-                                                 5.01         08/15/2008          1,928,310
      2,588,621   LIQUID FUNDING LIMITED+++/-                                            5.22         11/13/2007          2,588,621
      2,859,074   LIQUID FUNDING LIMITED+++/-                                            5.70         06/11/2008          2,861,276
      3,863,614   MERRILL LYNCH & COMPANY INCORPORATED REPURCHASE
                  AGREEMENT - 102% COLLATERALIZED (MATURITY VALUE $3,864,151)            5.00         11/01/2007          3,863,614
      1,274,993   MONT BLANC CAPITAL CORPORATION                                         4.90         11/07/2007          1,273,883
      4,023,818   MORGAN STANLEY REPURCHASE AGREEMENT - 102% COLLATERALIZED
                  (MATURITY VALUE $4,024,379)                                            5.02         11/01/2007          4,023,818
        178,692   MORGAN STANLEY SERIES EXL+/-                                           5.22         10/15/2008            178,692
      1,236,356   NEWPORT FUNDING CORPORATION                                            5.11         11/14/2007          1,234,007
      1,738,626   NORTH SEA FUNDING LLC                                                  4.99         11/16/2007          1,734,819
      2,704,530   NORTH SEA FUNDING LLC                                                  5.13         11/08/2007          2,701,771
      1,931,807   NORTHERN ROCK PLC+++/-                                                 5.15         10/03/2008          1,921,955
        193,181   OLD LINE FUNDING CORPORATION                                           4.96         11/15/2007            192,787
        778,673   OLD LINE FUNDING CORPORATION                                           4.96         11/19/2007            776,633
      1,777,262   OLD LINE FUNDING CORPORATION                                           5.06         11/09/2007          1,775,183
        965,903   PERRY GLOBAL FUNDING LLC SERIES A++                                    5.13         11/15/2007            963,933
        965,903   PREMIUM ASSET TRUST+/-                                                 5.10         09/16/2008            965,903
      1,101,130   PREMIUM ASSET TRUST+++/-                                               5.33         12/21/2007          1,100,998
        734,087   PYXIS MASTER TRUST SERIES 2007-3+++/-                                  5.51         11/27/2007            734,087
        156,283   RACERS TRUST SERIES 2004-6-MM+++/-                                     5.15         05/22/2008            156,158
      3,090,891   SCALDIS CAPITAL LIMITED++                                              4.94         11/20/2007          3,082,329
      2,124,988   SCALDIS CAPITAL LIMITED++                                              5.11         11/15/2007          2,120,653
      1,390,901   SEDNA FINANCE INCORPORATED+++/-                                        5.09         04/10/2008          1,389,983
        985,222   SHIPROCK FINANCE SERIES 2007-4A+++/-                                   5.16         04/11/2008            985,222
        753,405   SKANDINAVISKA ENSKILDA BANKEN AB (NEW YORK)+/-                         4.80         02/29/2008            752,767
        965,903   SKANDINAVISKA ENSKILDA BANKEN AB (NEW YORK)+/-                         5.11         02/04/2008            965,894
        772,723   SLM CORPORATION+++/-                                                   5.11         05/12/2008            765,900
      1,197,720   STANFIELD VICTORIA FUNDING LLC+++/-                                    5.23         04/03/2008          1,197,109
      1,931,807   STANFIELD VICTORIA FUNDING LLC+++/-                                    5.57         02/15/2008          1,930,841
      1,815,898   THAMES ASSET GLOBAL SECURITIZATION #1 INCORPORATED++                   5.03         11/09/2007          1,813,774
        223,356   THE TRAVELERS INSURANCE COMPANY+/-                                     5.19         02/08/2008            223,351

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE LARGE CAP STOCK FUNDS

                        PORTFOLIO OF INVESTMENTS -- OCTOBER 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   CAPITAL GROWTH FUND
--------------------------------------------------------------------------------

PRINCIPAL         SECURITY NAME                                                     INTEREST RATE   MATURITY DATE        VALUE
COLLATERAL INVESTED IN OTHER ASSETS (continued)
$     2,888,592   THUNDER BAY FUNDING INCORPORATED++                                     5.10%        11/07/2007    $     2,886,079
        965,903   UNICREDITO ITALIANO BANK (IRELAND)+/-                                  5.11         10/14/2008            964,522
        965,903   UNICREDITO ITALIANO BANK (IRELAND) SERIES LIB+++/-                    .5.14         10/08/2008            964,744
        413,407   VARIABLE FUNDING CAPITAL COMPANY                                       4.98         11/01/2007            413,407
      1,004,540   VERSAILLES CDS LLC                                                     4.93         11/15/2007          1,002,490
        965,903   VERSAILLES CDS LLC                                                     5.15         11/06/2007            965,198
      1,661,354   VICTORIA FINANCE LLC+++/-                                              5.01         07/28/2008          1,659,111
        965,903   VICTORIA FINANCE LLC+++/-                                              5.03         08/07/2008            965,903
      1,931,807   WHITE PINE FINANCE LLC+++/-                                            5.46         02/22/2008          1,930,667

                                                                                                                        179,554,080
                                                                                                                    ---------------

TOTAL COLLATERAL FOR SECURITIES LENDING (COST $183,090,244)                                                             182,904,602
                                                                                                                    ---------------

SHARES
SHORT-TERM INVESTMENTS: 3.14%
     45,584,010   WELLS FARGO ADVANTAGE MONEY MARKET TRUST~+++                                                           45,584,010
                                                                                                                    ---------------

TOTAL SHORT-TERM INVESTMENTS (COST $45,584,010)                                                                          45,584,010
                                                                                                                    ---------------

TOTAL INVESTMENTS IN SECURITIES
(COST $1,440,540,497)*                                   114.47%                                                    $ 1,660,769,046

OTHER ASSETS AND LIABILITIES, NET                        (14.47)                                                       (209,888,253)
                                                         ------                                                     ---------------

TOTAL NET ASSETS                                         100.00%                                                    $ 1,450,880,793
                                                         ------                                                     ---------------

+     NON-INCOME EARNING SECURITIES.

<<    ALL OR A PORTION OF THIS SECURITY IS ON LOAN.

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4(2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

+/-   VARIABLE RATE INVESTMENTS.

^^ THIS SECURITY IS CURRENTLY IN DEFAULT WITH REGARDS TO SCHEDULED INTEREST AND/OR PRINCIPAL PAYMENTS.

~ THIS WELLS FARGO ADVANTAGE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO ADVANTAGE MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

+++   SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $45,584,010.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE LARGE CAP STOCK FUNDS

                        PORTFOLIO OF INVESTMENTS -- OCTOBER 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   DIVIDEND INCOME FUND
--------------------------------------------------------------------------------

SHARES            SECURITY NAME                                                                                          VALUE
COMMON STOCKS: 99.28%

BUSINESS SERVICES: 1.76%
         98,300   MICROSOFT CORPORATION                                                                             $     3,618,423
                                                                                                                    ---------------

CHEMICALS & ALLIED PRODUCTS: 12.97%
          9,900   AIR PRODUCTS & CHEMICALS INCORPORATED                                                                     968,715
         56,600   BRISTOL-MYERS SQUIBB COMPANY                                                                            1,697,434
         59,100   DOW CHEMICAL COMPANY                                                                                    2,661,864
        107,300   E.I. DU PONT DE NEMOURS & COMPANY                                                                       5,312,423
         40,500   ELI LILLY & COMPANY                                                                                     2,193,075
         20,000   JOHNSON & JOHNSON                                                                                       1,303,400
        276,400   PFIZER INCORPORATED                                                                                     6,802,204
         81,500   PROCTER & GAMBLE COMPANY                                                                                5,665,880

                                                                                                                         26,604,995
                                                                                                                    ---------------
COMMUNICATIONS: 7.09%
        175,980   AT&T INCORPORATED                                                                                       7,354,204
         91,600   VERIZON COMMUNICATIONS INCORPORATED                                                                     4,220,012
         75,500   VODAFONE GROUP PLC ADR                                                                                  2,964,885

                                                                                                                         14,539,101
                                                                                                                    ---------------
DEPOSITORY INSTITUTIONS: 18.17%
        129,200   BANK OF AMERICA CORPORATION                                                                             6,237,776
         71,649   BANK OF NEW YORK MELLON CORPORATION                                                                     3,500,054
         38,600   BB&T CORPORATION                                                                                        1,427,042
        151,400   CITIGROUP INCORPORATED                                                                                  6,343,660
        133,700   JPMORGAN CHASE & COMPANY                                                                                6,283,900
         34,900   KEYCORP                                                                                                   992,905
         20,200   PNC FINANCIAL SERVICES GROUP                                                                            1,457,632
         66,677   REGIONS FINANCIAL CORPORATION                                                                           1,808,280
         17,800   STATE STREET CORPORATION                                                                                1,419,906
         15,000   SUNTRUST BANKS INCORPORATED                                                                             1,089,000
         91,000   US BANCORP                                                                                              3,017,560
         80,900   WACHOVIA CORPORATION                                                                                    3,699,557

                                                                                                                         37,277,272
                                                                                                                    ---------------
EATING & DRINKING PLACES: 3.71%
        127,400   MCDONALD'S CORPORATION                                                                                  7,605,780
                                                                                                                    ---------------
ELECTRIC, GAS & SANITARY SERVICES: 5.84%
         35,300   AMEREN CORPORATION                                                                                      1,908,318
         31,800   CONSOLIDATED EDISON INCORPORATED                                                                        1,497,462
         30,100   DOMINION RESOURCES INCORPORATED                                                                         2,758,063
         79,000   DUKE ENERGY CORPORATION<<                                                                               1,514,430
          9,100   EXELON CORPORATION<<                                                                                      753,298
         39,500   SPECTRA ENERGY CORPORATION<<                                                                            1,026,210
         68,500   THE SOUTHERN COMPANY                                                                                    2,511,210

                                                                                                                         11,968,991
                                                                                                                    ---------------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT: 5.37%
          8,300   EMERSON ELECTRIC COMPANY                                                                                  433,841
        256,900   GENERAL ELECTRIC COMPANY                                                                               10,574,004

                                                                                                                         11,007,845
                                                                                                                    ---------------
FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT: 0.32%
         11,400   ILLINOIS TOOL WORKS INCORPORATED                                                                          652,764
                                                                                                                    ---------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE LARGE CAP STOCK FUNDS

                        PORTFOLIO OF INVESTMENTS -- OCTOBER 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   DIVIDEND INCOME FUND
--------------------------------------------------------------------------------

SHARES            SECURITY NAME                                                                                          VALUE
FOOD & KINDRED PRODUCTS: 3.79%
         32,200   ANHEUSER-BUSCH COMPANIES INCORPORATED                                                             $     1,651,216
         13,900   GENERAL MILLS INCORPORATED                                                                                802,447
         16,700   H.J. HEINZ COMPANY                                                                                        781,226
         35,846   KRAFT FOODS INCORPORATED CLASS A                                                                        1,197,615
          5,900   PEPSICO INCORPORATED                                                                                      434,948
         47,200   THE COCA-COLA COMPANY                                                                                   2,915,072

                                                                                                                          7,782,524
                                                                                                                    ---------------
FORESTRY: 0.62%
         16,700   WEYERHAEUSER COMPANY                                                                                    1,267,697
                                                                                                                    ---------------
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT: 8.01%
         45,300   3M COMPANY                                                                                              3,912,108
         29,900   CATERPILLAR INCORPORATED                                                                                2,230,839
          8,200   DEERE & COMPANY                                                                                         1,270,180
         42,200   HEWLETT-PACKARD COMPANY                                                                                 2,180,896
         81,000   INTEL CORPORATION                                                                                       2,178,900
         35,100   INTERNATIONAL BUSINESS MACHINES CORPORATION                                                             4,075,812
         14,600   PITNEY BOWES INCORPORATED                                                                                 584,584

                                                                                                                         16,433,319
                                                                                                                    ---------------
INSURANCE CARRIERS: 3.19%
         38,700   ALLSTATE CORPORATION                                                                                    2,027,880
         27,800   AMERICAN INTERNATIONAL GROUP INCORPORATED                                                               1,754,736
         26,600   CHUBB CORPORATION                                                                                       1,419,110
         21,516   LINCOLN NATIONAL CORPORATION                                                                            1,341,953

                                                                                                                          6,543,679
                                                                                                                    ---------------
MEDICAL PRODUCTS: 0.58%
         20,300   MERCK & COMPANY INCORPORATED                                                                            1,182,678
                                                                                                                    ---------------
NON-DEPOSITORY CREDIT INSTITUTIONS: 0.42%
         20,000   AMERICAN CAPITAL STRATEGIES LIMITED<<                                                                     868,200
                                                                                                                    ---------------

OIL & GAS EXTRACTION: 3.66%
         32,800   ANADARKO PETROLEUM CORPORATION                                                                          1,935,856
         34,200   CABOT OIL & GAS CORPORATION                                                                             1,357,398
         16,900   EOG RESOURCES INCORPORATED                                                                              1,497,340
         12,600   SCHLUMBERGER LIMITED<<                                                                                  1,216,782
         18,600   TOTAL SA ADR                                                                                            1,499,346

                                                                                                                          7,506,722
                                                                                                                    ---------------
PAPER & ALLIED PRODUCTS: 0.55%
         30,400   INTERNATIONAL PAPER COMPANY<<                                                                           1,123,584
                                                                                                                    ---------------
PETROLEUM REFINING & RELATED INDUSTRIES: 11.54%
         44,420   CHEVRON CORPORATION                                                                                     4,064,874
         64,445   CONOCOPHILLIPS                                                                                          5,475,247
        116,800   EXXON MOBIL CORPORATION                                                                                10,744,432
         21,000   MARATHON OIL CORPORATION                                                                                1,241,730
          8,200   ROYAL DUTCH SHELL PLC ADR CLASS A                                                                         717,582
         20,300   VALERO ENERGY CORPORATION                                                                               1,429,729

                                                                                                                         23,673,594
                                                                                                                    ---------------
PRIMARY METAL INDUSTRIES: 1.49%
         45,700   ALCOA INCORPORATED                                                                                      1,809,263

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE LARGE CAP STOCK FUNDS

                        PORTFOLIO OF INVESTMENTS -- OCTOBER 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   DIVIDEND INCOME FUND
--------------------------------------------------------------------------------

SHARES            SECURITY NAME                                                                                          VALUE
PRIMARY METAL INDUSTRIES (continued)
         11,500   UNITED STATES STEEL CORPORATION<<                                                                 $     1,240,850

                                                                                                                          3,050,113
                                                                                                                    ---------------
RAILROAD TRANSPORTATION: 0.62%
         28,600   CSX CORPORATION                                                                                         1,280,422
                                                                                                                    ---------------
SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES: 4.40%
         12,400   GOLDMAN SACHS GROUP INCORPORATED                                                                        3,074,208
         17,100   MERRILL LYNCH & COMPANY INCORPORATED                                                                    1,128,942
         36,600   MORGAN STANLEY                                                                                          2,461,716
         36,600   T. ROWE PRICE GROUP INCORPORATED                                                                        2,351,184

                                                                                                                          9,016,050
                                                                                                                    ---------------
TOBACCO PRODUCTS: 1.84%
         51,800   ALTRIA GROUP INCORPORATED<<                                                                             3,777,774
                                                                                                                    ---------------
TRANSPORTATION EQUIPMENT: 2.51%
          7,600   BOEING COMPANY                                                                                            749,284
         72,900   HONEYWELL INTERNATIONAL INCORPORATED                                                                    4,403,889

                                                                                                                          5,153,173
                                                                                                                    ---------------
WHOLESALE TRADE-DURABLE GOODS: 0.83%
         24,100   KIMBERLY-CLARK CORPORATION                                                                              1,708,449
                                                                                                                    ---------------

TOTAL COMMON STOCKS (COST $157,276,931)                                                                                 203,643,149
                                                                                                                    ---------------
COLLATERAL FOR SECURITIES LENDING: 5.32%

COLLATERAL INVESTED IN MONEY MARKET FUNDS: 0.10%
          3,964   AIM SHORT-TERM INVESTMENT COMPANY - LIQUID ASSETS PORTFOLIO                                                 3,964
        115,245   BLACKROCK TEMPORARY #24 MONEY MARKET FUND                                                                 115,245
         80,672   DAILY ASSETS FUND INSTITUTIONAL                                                                            80,672

                                                                                                                            199,881
                                                                                                                    ---------------

PRINCIPAL                                                                           INTEREST RATE   MATURITY DATE
COLLATERAL INVESTED IN OTHER ASSETS: 5.22%
$       230,491   ALPINE SECURITIZATION CORPORATION++                                    4.89%        11/13/2007            230,088
        119,855   ALPINE SECURITIZATION CORPORATION                                      4.92         11/01/2007            119,855
        138,295   ATLANTIC ASSET SECURITIZATION CORPORATION++                            5.09         11/15/2007            138,012
         13,829   ATLANTIS ONE FUNDING CORPORATION++                                     5.00         11/02/2007             13,827
         41,488   ATOMIUM FUNDING LLC                                                    4.93         11/05/2007             41,464
         57,623   BANCO SANTANDER TOTTA LOAN+++/-                                        5.07         10/15/2008             57,509
         57,623   BANK OF IRELAND SERIES EXTC+++/-                                       5.35         10/14/2008             57,532
        207,442   BARCLAYS REPURCHASE AGREEMENT - 102% COLLATERALIZED (MATURITY
                  VALUE $207,471)                                                        5.09         11/01/2007            207,442
         46,098   BARTON CAPITAL CORPORATION++                                           5.00         11/02/2007             46,091
         80,672   BARTON CAPITAL CORPORATION                                             5.01         11/06/2007             80,613
        115,245   BEAR STEARNS & COMPANY INCORPORATED INTERNATIONAL REPURCHASE
                  AGREEMENT - 102% COLLATERALIZED (MATURITY VALUE $115,261)              4.99         11/01/2007            115,245
        495,555   BEAR STEARNS & COMPANY INCORPORATED REPURCHASE AGREEMENT -
                  102% COLLATERALIZED (MATURITY VALUE $495,624)                          5.04         11/01/2007            495,555
         46,098   BNP PARIBAS+/-                                                         5.33         05/07/2008             46,069
        230,491   BNP PARIBAS REPURCHASE AGREEMENT - 102% COLLATERALIZED
                  (MATURITY VALUE $230,523)                                              5.02         11/01/2007            230,491
         74,907   BNP PARIBAS REPURCHASE AGREEMENT - 102% COLLATERALIZED
                  (MATURITY VALUE $74,917)                                               4.98         11/01/2007             74,907
         57,623   CHARIOT FUNDING LLC++                                                  4.82         11/07/2007             57,573

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE LARGE CAP STOCK FUNDS

                        PORTFOLIO OF INVESTMENTS -- OCTOBER 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   DIVIDEND INCOME FUND
--------------------------------------------------------------------------------

PRINCIPAL         SECURITY NAME                                                     INTEREST RATE   MATURITY DATE        VALUE
COLLATERAL INVESTED IN OTHER ASSETS (continued)
$        57,623   CHARIOT FUNDING LLC++                                                  4.86%        11/16/2007    $        57,497
         36,879   CHARIOT FUNDING LLC                                                    4.94         11/14/2007             36,808
         57,623   CHARIOT FUNDING LLC++                                                  4.95         11/06/2007             57,581
        149,819   CHEYNE FINANCE LLC+++/-^^                                              4.83         02/25/2008            144,430
        115,245   CHEYNE FINANCE LLC+++/-^^                                              4.98         05/19/2008            109,483
         23,049   CIT GROUP INCORPORATED+/-                                              5.67         12/19/2007             22,999
         25,412   CIT GROUP INCORPORATED+/-                                              5.73         11/23/2007             25,370
        583,406   CITIGROUP REPURCHASE AGREEMENT - 102% COLLATERALIZED
                  (MATURITY VALUE $583,487)                                              5.02         11/01/2007            583,406
        138,295   CLIPPER RECEIVABLES CORPORATION++                                      5.06         11/09/2007            138,133
         89,891   CLIPPER RECEIVABLES CORPORATION++                                      5.11         11/08/2007             89,800
         32,269   CLIPPER RECEIVABLES CORPORATION++                                      5.13         11/01/2007             32,269
         11,525   COMERICA BANK+/-                                                       5.12         02/08/2008             11,521
        576,227   CREDIT SUISSE FIRST BOSTON REPURCHASE AGREEMENT - 102%
                  COLLATERALIZED (MATURITY VALUE $576,308)                               5.04         11/01/2007            576,227
        138,295   CULLINAN FINANCE CORPORATION+++/-                                      4.85         02/25/2008            138,295
        172,868   CULLINAN FINANCE CORPORATION+++/-                                      5.01         08/04/2008            171,573
         57,623   CULLINAN FINANCE CORPORATION+++/-                                      5.32         02/12/2008             57,435
         92,196   FAIRWAY FINANCE CORPORATION                                            4.92         11/08/2007             92,102
         57,770   FAIRWAY FINANCE CORPORATION                                            5.01         11/05/2007             57,737
         92,196   FAIRWAY FINANCE CORPORATION++                                          5.10         11/02/2007             92,183
         57,623   FALCON ASSET SECURITIZATION CORPORATION++                              5.32         11/06/2007             57,581
         73,504   FCAR OWNER TRUST SERIES I                                              4.91         11/14/2007             73,364
        230,491   FIVE FINANCE INCORPORATED+++/-                                         5.18         07/09/2008            230,150
        161,344   GALLEON CAPITAL LLC++                                                  4.99         11/05/2007            161,250
        161,344   GALLEON CAPITAL LLC++                                                  5.10         11/02/2007            161,319
         23,049   HARRIER FINANCE FUNDING LLC+/-                                         4.89         04/25/2008             23,049
         57,623   HARRIER FINANCE FUNDING LLC+++/-                                       5.20         01/11/2008             57,624
        115,245   HUDSON-THAMES LLC+++/-                                                 5.67         06/16/2008            114,462
        149,819   ING (USA) ANNUITY & LIFE INSURANCE COMPANY+/-                          5.13         08/16/2008            149,819
         57,623   INTESA BANK (IRELAND) PLC SERIES BKNT+++/-                             4.88         10/24/2008             57,525
          3,457   INTESA FUNDING LLC                                                     4.86         11/07/2007              3,454
      1,336,847   JPMORGAN CHASE SECURITIES CORPORATION REPURCHASE AGREEMENT -
                  102% COLLATERALIZED (MATURITY VALUE $1,337,034)                        5.04         11/01/2007          1,336,847
        115,245   JUPITER SECURITIZATION CORPORATION                                     4.90         11/01/2007            115,245
        132,532   KESTREL FUNDING US LLC+++/-                                            4.84         02/25/2008            132,485
         23,049   KESTREL FUNDING US LLC+/-                                              4.89         04/25/2008             23,049
         49,786   LIBERTY STREET FUNDING CORPORATION++                                   5.02         11/01/2007             49,786
        115,245   LINKS FINANCE LLC+++/-                                                 5.01         08/15/2008            115,037
        154,429   LIQUID FUNDING LIMITED+++/-                                            5.22         11/13/2007            154,429
        170,563   LIQUID FUNDING LIMITED+++/-                                            5.70         06/11/2008            170,695
        230,491   MERRILL LYNCH & COMPANY INCORPORATED REPURCHASE AGREEMENT -
                  102% COLLATERALIZED (MATURITY VALUE $230,523)                          5.00         11/01/2007            230,491
         76,062   MONT BLANC CAPITAL CORPORATION                                         4.90         11/07/2007             75,996
        240,048   MORGAN STANLEY REPURCHASE AGREEMENT - 102% COLLATERALIZED
                  (MATURITY VALUE $240,081)                                              5.02         11/01/2007            240,048
         10,660   MORGAN STANLEY SERIES EXL+/-                                           5.22         10/15/2008             10,660
         73,757   NEWPORT FUNDING CORPORATION                                            5.11         11/14/2007             73,617
        103,721   NORTH SEA FUNDING LLC                                                  4.99         11/16/2007            103,494
        161,344   NORTH SEA FUNDING LLC                                                  5.13         11/08/2007            161,179
        115,245   NORTHERN ROCK PLC+++/-                                                 5.15         10/03/2008            114,658
         11,525   OLD LINE FUNDING CORPORATION                                           4.96         11/15/2007             11,501
         46,453   OLD LINE FUNDING CORPORATION                                           4.96         11/19/2007             46,331
        106,026   OLD LINE FUNDING CORPORATION                                           5.06         11/09/2007            105,902
         57,623   PERRY GLOBAL FUNDING LLC SERIES A++                                    5.13         11/15/2007             57,505
         57,623   PREMIUM ASSET TRUST+/-                                                 5.10         09/16/2008             57,623
         65,690   PREMIUM ASSET TRUST+++/-                                               5.33         12/21/2007             65,682
         43,793   PYXIS MASTER TRUST SERIES 2007-3+++/-                                  5.51         11/27/2007             43,793
          9,323   RACERS TRUST SERIES 2004-6-MM+++/-                                     5.15         05/22/2008              9,316
        184,393   SCALDIS CAPITAL LIMITED++                                              4.94         11/20/2007            183,882
        126,770   SCALDIS CAPITAL LIMITED++                                              5.11         11/15/2007            126,511
         82,977   SEDNA FINANCE INCORPORATED+++/-                                        5.09         04/10/2008             82,922
         58,775   SHIPROCK FINANCE SERIES 2007-4A+++/-                                   5.16         04/11/2008             58,775

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE LARGE CAP STOCK FUNDS

                        PORTFOLIO OF INVESTMENTS -- OCTOBER 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   DIVIDEND INCOME FUND
--------------------------------------------------------------------------------

PRINCIPAL         SECURITY NAME                                                     INTEREST RATE   MATURITY DATE        VALUE
COLLATERAL INVESTED IN OTHER ASSETS (continued)
$        44,946   SKANDINAVISKA ENSKILDA BANKEN AB (NEW YORK)+/-                         4.80%        02/29/2008    $        44,908
         57,623   SKANDINAVISKA ENSKILDA BANKEN AB (NEW YORK)+/-                         5.11         02/04/2008             57,622
         46,098   SLM CORPORATION+++/-                                                   5.11         05/12/2008             45,691
         71,452   STANFIELD VICTORIA FUNDING LLC+++/-                                    5.23         04/03/2008             71,416
        115,245   STANFIELD VICTORIA FUNDING LLC+++/-                                    5.57         02/15/2008            115,188
        108,331   THAMES ASSET GLOBAL SECURITIZATION #1 INCORPORATED++                   5.03         11/09/2007            108,204
         13,325   THE TRAVELERS INSURANCE COMPANY+/-                                     5.19         02/08/2008             13,324
        172,324   THUNDER BAY FUNDING INCORPORATED++                                     5.10         11/07/2007            172,174
         57,623   UNICREDITO ITALIANO BANK (IRELAND)+/-                                  5.11         10/14/2008             57,540
         57,623   UNICREDITO ITALIANO BANK (IRELAND) SERIES LIB+++/-                     5.14         10/08/2008             57,554
         24,663   VARIABLE FUNDING CAPITAL COMPANY                                       4.98         11/01/2007             24,663
         59,928   VERSAILLES CDS LLC                                                     4.93         11/15/2007             59,805
         57,623   VERSAILLES CDS LLC                                                     5.15         11/06/2007             57,581
         99,111   VICTORIA FINANCE LLC+++/-                                              5.01         07/28/2008             98,977
         57,623   VICTORIA FINANCE LLC+++/-                                              5.03         08/07/2008             57,623
        115,245   WHITE PINE FINANCE LLC+++/-                                            5.46         02/22/2008            115,176

                                                                                                                         10,711,624
                                                                                                                    ---------------

TOTAL COLLATERAL FOR SECURITIES LENDING (COST $10,922,580)                                                               10,911,505
                                                                                                                    ---------------

SHARES
SHORT-TERM INVESTMENTS: 0.67%
      1,367,905   WELLS FARGO ADVANTAGE MONEY MARKET TRUST~+++                                                            1,367,905
                                                                                                                    ---------------

TOTAL SHORT-TERM INVESTMENTS (COST $1,367,905)                                                                            1,367,905
                                                                                                                    ---------------

TOTAL INVESTMENTS IN SECURITIES
(COST $169,567,416)*                                     105.27%                                                    $   215,922,559

OTHER ASSETS AND LIABILITIES, NET                         (5.27)                                                        (10,801,988)
                                                         ------                                                     ---------------

TOTAL NET ASSETS                                         100.00%                                                    $   205,120,571
                                                         ------                                                     ---------------

<<    ALL OR A PORTION OF THIS SECURITY IS ON LOAN.

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4(2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

+/-   VARIABLE RATE INVESTMENTS.

^^ THIS SECURITY IS CURRENTLY IN DEFAULT WITH REGARDS TO SCHEDULED INTEREST AND/OR PRINCIPAL PAYMENTS.

~ THIS WELLS FARGO ADVANTAGE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO ADVANTAGE MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

+++   SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $1,367,905.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

NQ NOTES - WELLS FARGO ADVANTAGE SMALL AND MID CAP STOCK FUNDS (for both LOAD and NO LOAD)

NOTES TO PORTFOLIO OF INVESTMENT
--------------------------------------------------------------------------------

The Fund's portfolio of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

SECURITY VALUATION

      Investments in securities are valued each business day as of the close of regular trading on the New York Stock Exchange, which is usually 4:00 p.m. (Eastern Time). Securities which are traded on a national or foreign securities exchange are valued at the last reported sales price. Securities listed on The NASDAQ Stock Market, Inc. ("NASDAQ") are valued at the NASDAQ Official Closing Price ("NOCP"), and if no NOCP is available, then at the last reported sales price. If no sales price is shown on NASDAQ, the bid price will be used. In the absence of any sale of securities listed on the NASDAQ, and in the case of other securities, including U.S. Government obligations, but excluding debt securities maturing in 60 days or less, the price will be deemed "stale" and the valuations will be determined in accordance with the Funds' Fair Valuation Procedures. Investments in the Underlying Funds are valued at the closing net asset value per share of each Underlying Fund on the valuation date.

      Securities denominated in foreign currencies are translated into U.S. dollars using the closing rates of exchange in effect on the day of valuation.

      Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign investments are traded but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of the investments, then those investments are fair valued following procedures approved by the Board of Trustees. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Depending on market activity, such fair valuations may be frequent. In light of the judgment involved in fair value decisions, there can be no assurance that a fair value assigned to a particular security is accurate. Such fair value pricing may result in NAVs that are higher or lower than NAVs based on the closing price or latest quoted bid price.

      Debt securities maturing in 60 days or less generally are valued at amortized cost. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity, which approximates market value.

      Investments which are not valued using any of the methods discussed above are valued at their fair value as determined by procedures established in good faith and approved by the Board of Trustees.

SECURITY TRANSACTIONS AND INCOME RECOGNITION

      Securities transactions are recorded on a trade date basis. Realized gains or losses are reported on the basis of identified cost of securities delivered. Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily.

      Dividend income is recognized on the ex-dividend date, except for certain dividends from foreign securities, which are recorded as soon as the Fund is informed of the ex-dividend date. Dividend income from foreign securities is recorded net of foreign taxes withheld where recovery of such taxes is not assured.

OTHER

      For more information regarding the Fund and its holdings, please see the Fund's most recent Prospectus and Annual Report.

ITEM 2.  CONTROLS AND PROCEDURES

(a) The President and Treasurer have concluded that the Wells Fargo Funds Trust (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons based on their evaluation of these controls and procedures as of a date within 90 days of the filing of this report.

(b) There were no significant changes in the Trust's internal controls or in other factors that could significantly affect these controls subsequent to the date of the evaluation referenced in (a) above.

                                  CERTIFICATION

I, Karla M. Rabusch, certify that:

1. I have reviewed this report on Form N-Q of the Wells Fargo Advantage Endeavor Large Cap Fund, Wells Fargo Advantage Endeavor Select Fund, Wells Fargo Advantage Equity Index Fund, Wells Fargo Advantage Large Company Core Fund, Wells Fargo Advantage U.S. Value Fund, Wells Fargo Advantage Value Fund, Wells Fargo Advantage Capital Growth Fund, Wells Fargo Advantage Dividend Income Fund, Wells Fargo Advantage Growth Fund, Wells Fargo Advantage Growth and Income Fund, and Wells Fargo Advantage Large Cap Growth Fund;

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

      (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

      (b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

      (c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

      (d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

      (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

      (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

Date: December 17, 2007

/s/ Karla M. Rabusch
President
Wells Fargo Funds Trust

                                  CERTIFICATION

I, Stephen W. Leonhardt, certify that:

1. I have reviewed this report on Form N-Q of the Wells Fargo Advantage Endeavor Large Cap Fund, Wells Fargo Advantage Endeavor Select Fund, Wells Fargo Advantage Equity Index Fund, Wells Fargo Advantage Large Company Core Fund, Wells Fargo Advantage U.S. Value Fund, Wells Fargo Advantage Value Fund, Wells Fargo Advantage Capital Growth Fund, Wells Fargo Advantage Dividend Income Fund, Wells Fargo Advantage Growth Fund, Wells Fargo Advantage Growth and Income Fund, and Wells Fargo Advantage Large Cap Growth Fund;

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

      (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

      (b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

      (c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

      (d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

      (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

      (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

Date: December 17, 2007

/s/ Stephen W. Leonhardt
Treasurer
Wells Fargo Funds Trust

                                   SIGNATURES

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

                                        Wells Fargo Funds Trust

                                        By: /s/ Karla M. Rabusch
                                            President
                                        Date: December 17, 2007

                                        By: /s/ Stephen W. Leonhardt
                                            Treasurer
                                        Date: December 17, 2007

                                   SIGNATURES

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

                                        Wells Fargo Funds Trust

                                        By: /s/ Karla M. Rabusch
                                            President
                                        Date: December 17, 2007

                                        By: /s/ Stephen W. Leonhardt
                                            Treasurer
                                        Date: December 17, 2007